UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2020
Schwab Value Advantage Money Fund®

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Value Advantage Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose, while demand for prime and municipal market funds fell. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%.
Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds, while redemptions in prime money market funds increased. The Fed intervened with a variety of measures designed to boost liquidity in prime money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Beginning in April and through the end of the reporting period, demand for prime money market funds began to rise.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 35 days and ending the reporting period at 39 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 23 days in early April and a high of 40 days in late May and early June.

Management views and portfolio holdings may have changed since the report date.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.14%	0.29%
Seven-Day Yield (without waivers)[2]	0.06%	0.20%
Seven-Day Effective Yield (with waivers)[2]	0.14%	0.29%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,004.20	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.21	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,005.00	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.42% [3]	2.07%	1.79%	0.81%	0.25%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4]	0.34%	0.34%	0.39% [5]	0.41% [6]	0.27% [6]
Gross operating expenses	0.42% [4]	0.42%	0.44%	0.54%	0.58%	0.58%
Net investment income (loss)	0.87% [4]	2.02%	1.87%	0.84%	0.25%	0.01%
Net assets, end of period (x 1,000,000)	$69,379	$74,972	$47,721	$14,955	$7,060	$6,406

Ultra Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.50% [3]	2.22%	1.94%	1.00%	0.45%	0.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [4]	0.19%	0.19%	0.20% [5]	0.21% [6]	0.21% [6]
Gross operating expenses	0.27% [4]	0.27%	0.29%	0.33%	0.35%	0.35%
Net investment income (loss)	1.03% [4]	2.17%	2.00%	1.08%	0.44%	0.07%
Net assets, end of period (x 1,000,000)	$46,059	$47,497	$29,554	$12,612	$2,015	$1,972
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.8% of net assets
Asset-Backed Commercial Paper 10.0%
BARTON CAPITAL SA	a,b	0.27%		08/26/20	75,000,000	74,968,500
	a,b	0.28%		08/26/20	100,000,000	99,956,444
	a,b	0.29%		08/26/20	25,000,000	24,988,722
	a,b	0.29%		09/01/20	25,000,000	24,987,514
	a,b	0.28%		09/09/20	100,000,000	99,945,556
BEDFORD ROW FUNDING CORP	a,b	1.77%		07/16/20	1,500,000	1,498,900
	a,b	1.78%		07/16/20	23,500,000	23,482,767
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.15%		07/01/20	57,000,000	57,000,000
	a,b	0.95%		07/14/20	96,000,000	95,967,067
	a,b	1.28%		07/14/20	338,000,000	337,843,769
	a,b	0.30%		08/14/20	50,000,000	49,981,667
	a,b	0.30%		09/02/20	23,000,000	22,987,925
	a,b	0.30%		09/16/20	14,000,000	13,991,017
CAFCO LLC	a,b	1.84%		07/16/20	30,000,000	29,977,250
	a,b	1.69%		08/10/20	30,000,000	29,944,000
	a,b	0.22%		10/01/20	50,000,000	49,971,889
	a,b	0.23%		10/02/20	84,000,000	83,950,090
	a,b	0.23%		10/09/20	100,000,000	99,936,111
CANCARA ASSET SECURITISATION LLC	a	0.20%		08/05/20	50,000,000	49,990,278
	a	0.30%		08/05/20	90,425,000	90,398,626
	a	0.20%		08/10/20	120,000,000	119,973,333
	a	0.25%		08/18/20	102,000,000	101,966,000
CEDAR SPRINGS CAPITAL COMPANY LLC	a,b	0.25%		09/01/20	143,000,000	142,938,431
	a,b	0.30%		09/24/20	145,000,000	144,897,292
CHARIOT FUNDING LLC	a,b	1.25%		07/15/20	97,000,000	96,952,847
	a,b	1.15%		07/17/20	230,000,000	229,882,444
	a,b	1.25%		07/17/20	53,000,000	52,970,556
	a,b	1.66%		07/17/20	2,000,000	1,998,533
	a,b	0.50%		07/30/20	43,000,000	42,982,681
	a,b	0.22%		09/08/20	136,000,000	135,942,653
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CHARTA LLC	a,b	1.25%		07/06/20	75,000,000	74,986,979
	a,b	1.25%		07/14/20	60,000,000	59,972,917
	a,b	0.24%		08/31/20	125,000,000	124,949,167
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	1.25%		07/13/20	181,000,000	180,924,583
	a	1.00%		07/20/20	143,000,000	142,924,528
	a	0.50%		11/03/20	95,000,000	94,835,069
	a	0.33%		12/01/20	35,000,000	34,950,913
CRC FUNDING LLC	a,b	1.25%		07/07/20	14,000,000	13,997,083
	a,b	1.69%		08/10/20	7,000,000	6,986,933
	a,b	0.22%		10/01/20	50,000,000	49,971,889
	a,b	0.23%		10/09/20	75,000,000	74,952,083
CROWN POINT CAPITAL COMPANY LLC	a,b	0.57%		08/07/20	481,000,000	480,718,214
	a,b	0.47%		08/12/20	156,000,000	155,914,460
	a,b	0.38%		08/18/20	624,000,000	623,683,840
	a,b	0.35%		08/19/20	122,000,000	121,941,881
	a,b	0.30%		09/10/20	58,000,000	57,965,683
KELLS FUNDING LLC	a,b	0.24%		08/19/20	200,000,000	199,941,333
	a,b	0.24%		08/20/20	225,000,000	224,929,500
	a,b	0.24%		08/21/20	199,000,000	198,936,320
	a,b	0.24%		08/25/20	82,000,000	81,972,667
	a,b	0.24%		08/27/20	250,000,000	249,910,000
	a,b	0.24%		09/11/20	200,000,000	199,908,000
	a,b	0.23%		09/15/20	60,000,000	59,972,783
	a,b	0.23%		09/17/20	115,000,000	114,944,896
	a,b	0.23%		09/21/20	130,000,000	129,936,047
	a,b	0.25%		09/21/20	79,000,000	78,957,757
	a,b	0.23%		09/22/20	300,000,000	299,850,500
	a,b	0.25%		09/29/20	45,000,000	44,973,438
	a,b	0.26%		10/15/20	90,000,000	89,935,000
	a,b	0.25%		10/26/20	126,000,000	125,902,000
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.25%		07/08/20	120,000,000	119,970,833
	a,b	1.26%		07/08/20	86,000,000	85,978,930
	a,b	0.25%		07/14/20	75,000,000	74,993,229
	a,b	1.10%		07/14/20	20,038,000	20,030,040
	a,b	0.47%		07/30/20	106,000,000	105,959,867
	a,b	0.36%		11/10/20	99,250,000	99,118,990
MATCHPOINT FINANCE PLC	a,b	0.25%		09/17/20	100,000,000	99,945,833
METLIFE SHORT TERM FUNDING LLC	a,b	0.20%		09/08/20	75,530,000	75,501,047
	a,b	0.21%		10/01/20	41,000,000	40,977,997
	a,b	0.28%		11/13/20	32,218,000	32,184,171
OLD LINE FUNDING LLC	a,b	1.78%		07/20/20	81,000,000	80,924,760
	a,b	0.24%		08/25/20	50,000,000	49,981,667
	a,b	0.24%		08/28/20	50,000,000	49,980,667
	a,b	0.28%		09/04/20	50,000,000	49,974,722
	a,b	0.23%		09/21/20	70,000,000	69,963,328
	a,b	0.24%		10/05/20	89,000,000	88,943,040
	a,b	0.24%		10/06/20	100,000,000	99,935,333
	a,b	0.24%		10/13/20	50,000,000	49,965,333
10
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PRICOA SHORT TERM FUNDING LLC	a,b	1.63%		08/17/20	52,800,000	52,688,328
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.30%		07/07/20	300,000,000	299,935,000
	a,b	1.25%		07/09/20	100,000,000	99,972,222
	a,b	1.25%		07/15/20	38,000,000	37,981,528
	a,b	1.13%		07/31/20	278,000,000	277,738,217
	a,b	0.30%		08/13/20	10,000,000	9,996,417
	a,b	0.30%		09/02/20	163,000,000	162,914,425
	a,b	0.27%		09/10/20	197,000,000	196,895,097
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.05%		07/20/20	80,000,000	79,955,667
	a,b	0.25%		08/19/20	130,000,000	129,955,764
	a,b	0.30%		08/21/20	98,000,000	97,958,350
	a,b	0.27%		09/08/20	150,000,000	149,922,375
	a,b	0.27%		09/15/20	150,000,000	149,914,500
	a,b	0.29%		10/06/20	55,000,000	54,957,024
STARBIRD FUNDING CORP	a,b	1.26%		07/08/20	74,320,000	74,301,792
	a,b	1.00%		08/14/20	45,000,000	44,945,000
	a,b	1.10%		08/14/20	150,000,000	149,798,333
	a,b	1.12%		08/14/20	100,000,000	99,863,111
	a,b	0.50%		08/17/20	15,000,000	14,990,208
	a,b	0.40%		09/22/20	27,000,000	26,975,100
	a,b	0.50%		09/22/20	50,000,000	49,942,361
	a,b	0.38%		11/06/20	144,000,000	143,805,440
THUNDER BAY FUNDING LLC	a,b	0.24%		08/28/20	50,000,000	49,980,667
	a,b	0.24%		08/31/20	100,000,000	99,959,333
VICTORY RECEIVABLES CORP	a,b	1.20%		07/09/20	130,000,000	129,965,333
	a,b	1.25%		07/09/20	200,000,000	199,944,444
	a,b	1.25%		07/16/20	200,000,000	199,895,833
	a,b	0.23%		09/02/20	189,000,000	188,923,928
	a,b	0.35%		11/06/20	50,000,000	49,937,778
	a,b	0.35%		11/09/20	100,000,000	99,872,639
						11,550,235,326
Financial Company Commercial Paper 9.4%
ABN AMRO FUNDING USA LLC	a,b	0.50%		08/05/20	5,000,000	4,997,569
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	0.22%		09/24/20	43,000,000	42,977,664
BARCLAYS BANK UK PLC	b	0.35%		08/05/20	100,000,000	99,965,972
	b	0.31%		08/12/20	50,000,000	49,981,917
	b	0.33%		08/31/20	234,000,000	233,869,155
	b	0.26%		09/08/20	50,000,000	49,975,083
	b	0.29%		09/24/20	47,000,000	46,967,818
BNP PARIBAS (NEW YORK BRANCH)		0.25%		09/11/20	25,000,000	24,987,500
BPCE SA	b	0.57%		08/07/20	500,000,000	499,707,083
	b	0.23%		09/22/20	58,000,000	57,969,244
CITIGROUP GLOBAL MARKETS INC	b	0.35%		09/02/20	100,000,000	99,938,750
	b	0.75%		11/02/20	250,000,000	249,354,167
	b	0.39%		11/05/20	92,000,000	91,873,423
	b	0.31%		12/02/20	285,000,000	284,622,058
11
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD	b	0.22%		08/27/20	200,000,000	199,930,333
	b	0.21%		09/01/20	295,000,000	294,893,308
	b	0.28%		10/21/20	195,800,000	195,629,436
	b	0.28%		10/22/20	199,000,000	198,825,101
DBS GROUP HOLDINGS LTD	b	0.44%		08/13/20	190,000,000	189,900,144
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	0.22%		09/28/20	100,000,000	99,945,611
	b	0.22%		10/01/20	150,000,000	149,915,667
ERSTE ABWICKLUNGSANSTALT	b	0.35%		08/27/20	100,000,000	99,944,583
	b	0.24%		09/30/20	74,000,000	73,955,107
	b	0.22%		10/05/20	250,000,000	249,853,333
	b	0.25%		10/13/20	33,000,000	32,976,167
	b	0.27%		10/13/20	130,000,000	129,898,600
	b	0.23%		11/02/20	400,000,000	399,683,111
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.78%		07/17/20	21,830,000	21,812,924
	b	1.69%		07/30/20	150,000,000	149,797,000
HSBC USA INC	b	1.81%		07/15/20	1,300,000	1,299,090
	b	1.82%		07/15/20	21,100,000	21,085,230
	b	1.23%		07/28/20	238,000,000	237,780,445
	b	0.90%		08/03/20	15,000,000	14,987,625
	b	1.70%		08/07/20	75,000,000	74,869,729
ING US FUNDING LLC	a	1.28%		07/10/20	300,000,000	299,904,000
	a	0.90%		09/09/20	150,000,000	149,737,500
	a,b	0.90%		10/21/20	417,000,000	415,832,400
	a,b	0.70%		10/27/20	14,000,000	13,967,878
	a,b	0.76%		10/28/20	253,000,000	252,364,408
JP MORGAN SECURITIES LLC		1.75%		07/27/20	8,000,000	7,989,947
		1.76%		07/27/20	117,000,000	116,852,970
		0.45%		10/27/20	125,000,000	124,815,625
		0.50%		10/27/20	132,000,000	131,783,667
		0.29%		12/01/20	190,000,000	189,765,825
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	0.61%		07/22/20	100,000,000	99,964,417
NEDERLANDSE WATERSCHAPSBANK NV	b	0.20%		09/01/20	40,000,000	39,986,222
	b	0.22%		10/02/20	196,000,000	195,888,607
	b	0.30%		10/05/20	160,000,000	159,872,000
	b	0.22%		10/09/20	184,000,000	183,887,556
NRW BANK	b	0.23%		10/26/20	485,000,000	484,637,462
OVERSEA-CHINESE BANKING CORPORATION LTD	b	0.25%		10/13/20	100,000,000	99,927,778
SANTANDER UK PLC		0.11%		07/06/20	239,000,000	238,996,349
		0.38%		08/03/20	250,000,000	249,912,917
		0.35%		08/04/20	200,000,000	199,933,889
		0.29%		08/05/20	150,000,000	149,957,708
		0.23%		09/04/20	59,200,000	59,175,416
		0.31%		09/04/20	65,000,000	64,963,618
		0.32%		09/08/20	17,600,000	17,589,205
		0.22%		09/14/20	154,000,000	153,929,417
12
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB	b	0.24%		10/26/20	94,025,000	93,951,661
	b	0.24%		10/29/20	275,000,000	274,780,000
SOCIETE GENERALE SA	b	0.55%		07/22/20	13,000,000	12,995,829
	b	0.54%		07/27/20	200,000,000	199,922,000
	b	0.50%		08/11/20	400,000,000	399,772,222
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	0.49%		08/07/20	80,000,000	79,959,711
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	0.30%		08/05/20	75,000,000	74,978,125
	b	0.34%		08/13/20	19,500,000	19,492,081
	b	0.35%		09/01/20	30,000,000	29,981,917
	b	0.35%		09/08/20	40,000,000	39,973,167
UBS AG (LONDON BRANCH)	b	1.76%		07/21/20	208,000,000	207,798,933
UNITED OVERSEAS BANK LTD	b	0.20%		08/06/20	90,000,000	89,982,000
	b	0.20%		08/11/20	90,000,000	89,979,500
	b	0.21%		08/26/20	200,000,000	199,934,667
	b	0.25%		09/22/20	200,000,000	199,884,722
	b	0.25%		09/23/20	75,000,000	74,956,250
						10,864,149,513
Certificates of Deposit 19.4%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.63%		11/04/20	78,000,000	78,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.40%		07/07/20	225,000,000	225,000,000
		1.40%		07/08/20	100,000,000	100,000,000
		1.30%		07/14/20	392,000,000	392,000,000
		1.25%		07/15/20	389,000,000	389,000,000
		1.30%		07/31/20	270,000,000	270,000,000
		0.95%		08/07/20	421,000,000	421,000,000
		0.80%		08/11/20	170,000,000	170,000,000
		0.70%		08/12/20	208,000,000	208,000,000
		0.45%		08/18/20	30,000,000	30,000,000
		0.45%		08/25/20	23,000,000	23,000,000
		0.38%		09/01/20	35,000,000	35,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.22%		07/01/20	21,000,000	21,000,000
		0.12%		07/08/20	216,000,000	216,000,000
BNP PARIBAS (NEW YORK BRANCH)		1.85%		07/06/20	105,000,000	105,000,000
		0.61%		10/23/20	70,000,000	70,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.89%		07/28/20	143,000,000	143,000,000
		0.50%		10/27/20	214,000,000	214,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.24%		09/22/20	195,000,000	195,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.52%		11/05/20	100,000,000	100,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.77%		07/28/20	225,000,000	225,000,000
		1.20%		07/29/20	350,000,000	350,000,000
		1.23%		10/16/20	390,000,000	390,000,000
		0.55%		11/09/20	257,000,000	257,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		0.53%		07/31/20	330,000,000	329,854,447
13
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.22%		09/25/20	200,000,000	199,999,999
HSBC BANK USA NA (NEW YORK BRANCH)		1.38%		07/02/20	116,000,000	116,000,000
		1.37%		07/06/20	60,000,000	60,000,000
		1.85%		07/06/20	74,000,000	74,000,000
		1.70%		08/05/20	97,000,000	97,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.62%		08/31/20	380,000,000	380,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.19%		07/07/20	580,000,000	580,000,000
		0.18%		08/04/20	280,000,000	280,000,000
LLOYDS BANK CORPORATE MARKETS PLC (NEW YORK BRANCH)		1.50%		07/07/20	100,000,000	100,000,000
		1.28%		07/27/20	200,000,000	200,000,000
		1.08%		08/11/20	80,000,000	80,000,000
		1.08%		08/14/20	150,000,000	150,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (LONDON BRANCH)		0.39%		09/04/20	80,000,000	79,943,728
		0.38%		09/15/20	130,000,000	129,895,846
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		0.90%		07/20/20	100,000,000	100,000,000
		0.49%		07/29/20	179,000,000	179,000,000
		0.45%		08/05/20	160,000,000	160,000,000
		0.33%		08/17/20	258,000,000	258,000,000
		0.29%		08/18/20	140,000,000	140,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.37%		08/14/20	200,000,000	200,000,000
		0.27%		08/19/20	200,000,000	200,000,000
		0.29%		08/28/20	87,000,000	87,000,000
		0.29%		08/31/20	330,000,000	330,000,000
		0.27%		09/02/20	150,000,000	150,000,000
		0.27%		09/04/20	360,000,000	360,000,000
		0.27%		09/08/20	350,000,000	350,000,000
		0.24%		09/14/20	100,000,000	100,000,000
		0.26%		09/16/20	200,000,000	200,000,000
		0.26%		09/18/20	133,000,000	133,000,000
		0.27%		10/13/20	25,000,000	25,000,000
MUFG BANK LTD (LONDON BRANCH)		1.76%		07/23/20	95,000,000	95,000,000
		0.39%		08/07/20	100,000,000	99,959,957
		1.65%		08/14/20	94,000,000	94,000,000
		1.65%		08/21/20	100,000,000	100,000,000
		0.35%		09/01/20	55,000,000	54,966,878
		0.50%		11/12/20	88,000,000	87,836,640
MUFG BANK LTD (NEW YORK BRANCH)		1.65%		07/10/20	100,000,000	100,000,000
		1.35%		07/15/20	500,000,000	500,000,000
		1.13%		07/20/20	34,000,000	34,000,000
		1.64%		07/30/20	200,000,000	200,000,000
		1.69%		07/30/20	100,000,000	100,000,000
		1.98%		10/15/20	42,730,000	42,870,480
		0.75%		10/27/20	250,000,000	250,000,000
		0.60%		10/28/20	148,000,000	148,000,000
		0.38%		11/09/20	265,000,000	265,000,000
14
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.38%		11/18/20	180,000,000	180,000,000
		0.38%		11/23/20	280,000,000	280,000,000
		0.40%		11/24/20	200,000,000	200,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		1.79%		07/14/20	500,000,000	500,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.27%		07/02/20	200,000,000	200,000,000
		1.75%		07/16/20	197,000,000	197,000,000
		0.25%		09/15/20	200,000,000	200,000,000
		1.01%		10/14/20	241,000,000	241,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.50%		07/27/20	48,000,000	48,001,731
		1.63%		08/19/20	6,000,000	6,000,000
		0.25%		08/20/20	41,000,000	41,002,276
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.23%		09/23/20	285,000,000	285,000,000
		0.24%		10/01/20	114,000,000	113,999,999
		0.90%		10/20/20	85,000,000	85,000,000
		0.25%		10/23/20	191,000,000	191,000,000
		0.24%		10/26/20	300,000,000	300,000,000
		0.25%		10/26/20	236,000,000	236,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.60%		08/06/20	150,000,000	150,000,000
		0.28%		08/20/20	58,000,000	58,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		07/09/20	200,000,000	200,000,000
		1.75%		08/03/20	63,000,000	63,000,000
		0.95%		10/20/20	230,000,000	230,000,000
		0.70%		10/23/20	96,000,000	96,000,000
		0.95%		10/23/20	230,000,000	230,000,000
		0.60%		10/26/20	168,000,000	168,000,000
		0.55%		10/28/20	176,000,000	176,000,000
		0.40%		11/06/20	240,000,000	240,000,000
		0.38%		11/12/20	278,000,000	278,000,000
		0.35%		12/01/20	110,000,000	110,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.39%		08/20/20	200,000,000	199,891,785
		0.36%		09/02/20	400,000,000	399,748,259
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.49%		07/29/20	300,000,000	300,000,000
		0.68%		07/29/20	205,000,000	205,000,000
		0.49%		07/30/20	321,000,000	321,000,000
		0.60%		08/07/20	81,000,000	81,000,000
		0.49%		08/11/20	120,000,000	120,000,000
		0.28%		08/12/20	136,000,000	136,000,000
		0.33%		08/17/20	300,000,000	300,000,000
		0.26%		09/15/20	6,000,000	5,999,873
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.87%		07/02/20	820,000,000	820,000,000
TORONTO-DOMINION BANK (LONDON BRANCH)		1.69%		08/07/20	96,000,000	95,834,666
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.80%		07/09/20	87,000,000	87,000,000
		0.23%		08/24/20	156,000,000	156,000,000
TRUIST BANK		1.68%		07/31/20	296,000,000	296,000,000
15
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (STAMFORD BRANCH)		1.05%		11/02/20	307,000,000	307,000,000
		1.10%		11/02/20	660,000,000	660,000,000
						22,420,806,564
Non-Financial Company Commercial Paper 3.2%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.28%		11/27/20	140,000,000	139,837,756
	b	0.31%		11/27/20	300,000,000	299,615,083
	b	0.31%		11/30/20	290,000,000	289,626,544
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.29%		10/13/20	85,000,000	84,928,789
	b	0.30%		10/13/20	360,000,000	359,688,000
	b	0.29%		10/14/20	125,000,000	124,894,271
	b	0.30%		10/14/20	110,000,000	109,903,750
	b	0.34%		11/04/20	300,000,000	299,643,000
	b	0.27%		11/09/20	230,000,000	229,774,025
	b	0.29%		11/18/20	150,000,000	149,830,833
	b	0.30%		12/10/20	200,000,000	199,730,000
EXXON MOBIL CORP		0.39%		08/05/20	50,000,000	49,981,042
		0.55%		08/05/20	100,000,000	99,946,528
		0.55%		08/06/20	150,000,000	149,917,500
		0.22%		08/10/20	37,500,000	37,490,833
		0.22%		08/12/20	93,000,000	92,976,130
		0.45%		08/12/20	56,500,000	56,470,337
		0.20%		08/18/20	99,000,000	98,973,600
		0.39%		08/19/20	55,000,000	54,970,804
		0.74%		08/21/20	4,000,000	3,995,807
		0.22%		08/24/20	95,000,000	94,968,650
		0.22%		08/28/20	100,000,000	99,964,556
TOTAL CAPITAL CANADA LTD	a,b	1.67%		08/03/20	150,000,000	149,771,750
	a,b	0.63%		08/07/20	35,000,000	34,977,338
	a,b	0.45%		08/11/20	95,000,000	94,951,312
TOYOTA MOTOR CREDIT CORP		0.40%		09/03/20	97,000,000	96,931,022
		0.40%		09/04/20	96,000,000	95,930,667
		0.26%		10/13/20	150,000,000	149,887,333
						3,749,577,260
Non-Negotiable Time Deposits 3.5%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.11%		07/01/20	854,000,000	854,000,000
		0.11%		07/02/20	53,000,000	53,000,000
		0.11%		07/06/20	665,000,000	665,000,000
		0.11%		07/07/20	152,000,000	152,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.11%		07/01/20	1,537,000,000	1,537,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.11%		07/07/20	480,000,000	480,000,000
		0.11%		07/07/20	298,000,000	298,000,000
						4,039,000,000
16
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 0.3%
BANK OF AMERICA NA		1.63%		09/10/20	200,000,000	200,000,000
		1.68%		09/10/20	104,000,000	104,000,000
						304,000,000
U.S. Treasury Debt 11.3%
UNITED STATES TREASURY		0.12%		07/07/20	144,000,000	143,997,120
		0.13%		07/07/20	90,000,000	89,998,050
		0.11%		07/09/20	264,000,000	263,993,547
		0.12%		07/14/20	30,000,000	29,998,754
		0.12%		07/16/20	36,000,000	35,998,275
		0.13%		07/16/20	2,086,000,000	2,085,888,892
		0.12%		07/21/20	318,000,000	317,978,800
		0.12%		07/23/20	151,000,000	150,989,388
		0.15%		07/23/20	380,000,000	379,966,196
		0.16%		07/23/20	167,000,000	166,983,671
		0.12%		07/28/20	192,000,000	191,982,720
		0.13%		07/28/20	288,000,000	287,973,000
		0.13%		07/30/20	352,000,000	351,964,032
		0.14%		07/30/20	384,000,000	383,956,693
		0.15%		07/30/20	300,000,000	299,964,958
		0.15%		08/04/20	810,000,000	809,889,075
		0.13%		08/06/20	144,000,000	143,981,280
		0.14%		08/06/20	955,000,000	954,866,300
		0.16%		08/11/20	696,000,000	695,877,137
		0.15%		08/13/20	178,000,000	177,969,172
		0.13%		08/18/20	624,000,000	623,891,840
		0.14%		08/25/20	865,000,000	864,814,986
		0.13%		08/27/20	144,100,000	144,071,252
		0.15%		08/27/20	96,000,000	95,977,200
		0.14%		09/10/20	22,100,000	22,094,116
		0.14%		09/17/20	240,100,000	240,028,210
		0.15%		09/17/20	706,000,000	705,766,845
		0.17%		09/17/20	192,000,000	191,929,280
		0.14%		09/24/20	240,100,000	240,022,901
		0.16%		09/24/20	1,036,000,000	1,035,610,662
		0.15%		10/13/20	912,500,000	912,109,718
						13,040,534,070
Other Municipal Security 0.0%
LOS ANGELES USD
REFUNDING GO BONDS SERIES 2020		2.38%		07/01/20	12,000,000	12,000,000
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 0.7%
EUROPEAN INVESTMENT BANK		0.21%		09/17/20	150,000,000	149,931,750
		0.23%		10/07/20	50,000,000	49,968,695
17
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.22%		10/08/20	350,000,000	349,788,250
		0.23%		10/19/20	221,000,000	220,844,686
						770,533,381
Total Fixed-Rate Obligations
(Cost $66,750,836,114)						66,750,836,114

Variable-Rate Obligations 16.5% of net assets
Asset-Backed Commercial Paper 0.9%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.07%)	a,b	0.26%	07/20/20	08/18/20	126,000,000	126,000,000
CHARIOT FUNDING LLC
(3 mo. USD-LIBOR + 0.00%)	a,b	0.56%		08/03/20	350,000,000	350,000,000
(3 mo. USD-LIBOR + 0.00%)	a,b	0.56%		08/04/20	150,000,000	150,000,000
(3 mo. USD-LIBOR + 0.00%)	a,b	0.45%		08/10/20	100,000,000	100,000,000
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(3 mo. USD-LIBOR + 0.01%)	a	0.77%		07/31/20	124,000,000	124,000,000
OLD LINE FUNDING LLC
(EFFR + 0.15%)	a,b	0.23%	07/01/20	08/06/20	75,000,000	75,000,000
STARBIRD FUNDING CORP
(1 mo. USD-LIBOR + 0.06%)	a,b	0.25%	07/20/20	08/20/20	96,000,000	96,000,000
						1,021,000,000
Financial Company Commercial Paper 2.7%
HSBC USA INC
(3 mo. USD-LIBOR + 0.05%)	b	1.44%		07/07/20	37,000,000	37,000,000
(3 mo. USD-LIBOR + 0.02%)	b	0.58%		08/03/20	50,000,000	50,000,000
NATIONAL AUSTRALIA BANK LTD	b	0.35%	07/13/20	10/13/20	189,000,000	189,000,000
NATIONAL BANK OF CANADA
(1 mo. USD-LIBOR + 0.08%)	b	0.26%	07/06/20	08/03/20	375,000,000	375,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.09%)	b	0.46%		08/27/20	193,000,000	193,000,000
(3 mo. USD-LIBOR + 0.09%)	b	0.44%		09/01/20	5,900,000	5,900,070
(3 mo. USD-LIBOR + 0.10%)	b	0.42%		09/16/20	126,000,000	126,000,000
ROYAL BANK OF CANADA
(EFFR + 0.36%)	b	0.44%	07/01/20	07/30/20	69,000,000	69,000,000
(EFFR + 0.35%)	b	0.43%	07/01/20	08/03/20	249,000,000	249,000,000
(EFFR + 0.34%)	b	0.42%	07/01/20	09/01/20	148,500,000	148,500,000
(EFFR + 0.40%)	b	0.48%	07/01/20	09/21/20	275,600,000	275,600,000
(SOFR + 0.17%)	b	0.25%	07/01/20	02/22/21	396,500,000	396,500,000
(SOFR + 0.15%)	b	0.23%	07/01/20	02/26/21	491,000,000	491,000,000
(SOFR + 0.26%)	b	0.34%	07/01/20	03/04/21	500,000,000	500,000,000
						3,105,500,070
18
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 10.3%
BANK OF MONTREAL (CHICAGO BRANCH)
(3 mo. USD-LIBOR + 0.16%)		1.15%	07/27/20	10/26/20	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.11%)		0.29%	07/13/20	11/13/20	270,000,000	270,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.11%)		1.50%		07/07/20	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.11%)		1.25%		07/20/20	44,000,000	44,000,000
(3 mo. USD-LIBOR + 0.10%)		0.99%		07/28/20	250,000,000	250,000,000
(3 mo. USD-LIBOR + 0.10%)		0.41%		09/28/20	742,000,000	742,000,000
(3 mo. USD-LIBOR + 0.08%)		1.53%	07/02/20	10/02/20	362,000,000	362,000,000
(3 mo. USD-LIBOR + 0.07%)		1.44%	07/06/20	10/05/20	300,000,000	300,000,000
BNP PARIBAS (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.04%)		1.41%		07/06/20	134,000,000	134,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		1.27%		07/16/20	153,000,000	153,000,000
(1 mo. USD-LIBOR + 0.23%)		0.41%	07/08/20	09/08/20	52,000,000	52,000,000
(1 mo. USD-LIBOR + 0.22%)		0.40%	07/02/20	10/02/20	426,000,000	426,000,000
(1 mo. USD-LIBOR + 0.11%)		0.29%	07/06/20	11/04/20	285,000,000	285,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		0.65%		08/03/20	200,000,000	200,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		0.46%		08/19/20	48,000,000	48,000,000
(1 mo. USD-LIBOR + 0.06%)		0.24%	07/27/20	08/26/20	82,000,000	82,000,000
(3 mo. USD-LIBOR + 0.03%)		0.87%	07/29/20	10/29/20	49,000,000	49,000,000
(3 mo. USD-LIBOR + 0.02%)		0.44%	08/14/20	11/16/20	94,000,000	94,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		0.39%	07/10/20	08/10/20	87,000,000	87,000,000
(1 mo. USD-LIBOR + 0.23%)		0.41%	07/08/20	09/08/20	230,000,000	230,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.07%)		0.26%	07/13/20	08/12/20	47,000,000	47,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		0.29%		07/28/20	206,000,000	206,000,000
(1 mo. USD-LIBOR + 0.06%)		0.25%	07/20/20	08/19/20	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.06%)		0.25%	07/20/20	08/20/20	48,000,000	48,000,000
(1 mo. USD-LIBOR + 0.05%)		0.24%	07/21/20	08/21/20	104,000,000	104,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.06%)		0.24%	07/27/20	08/27/20	95,000,000	95,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.11%)		0.48%		08/28/20	43,000,000	43,016,006
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.24%)		0.32%	07/01/20	07/08/20	147,000,000	147,000,000
(3 mo. USD-LIBOR + 0.11%)		0.47%	08/24/20	11/23/20	267,000,000	267,000,000
(3 mo. USD-LIBOR + 0.11%)		0.45%	09/03/20	12/03/20	344,600,000	344,600,000
(3 mo. USD-LIBOR + 0.05%)		1.04%	07/27/20	01/25/21	120,000,000	120,000,000
19
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.08%)		0.25%	07/06/20	08/05/20	150,000,000	150,000,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.25%)		0.44%		07/17/20	144,000,000	144,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		0.34%		07/13/20	230,000,000	230,000,000
(1 mo. USD-LIBOR + 0.12%)		0.30%		07/28/20	13,000,000	13,000,000
(1 mo. USD-LIBOR + 0.07%)		0.25%	07/27/20	08/25/20	25,000,000	25,000,000
(3 mo. USD-LIBOR + 0.08%)		0.38%	10/13/20	01/11/21	245,000,000	245,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		1.54%		07/02/20	250,000,000	250,000,000
(3 mo. USD-LIBOR + 0.12%)		1.25%		07/17/20	66,000,000	66,000,000
(1 mo. USD-LIBOR + 0.05%)		0.24%	07/20/20	08/19/20	218,000,000	218,000,000
(3 mo. USD-LIBOR + 0.08%)		0.46%		08/19/20	126,000,000	126,000,000
(3 mo. USD-LIBOR + 0.10%)		0.41%		09/30/20	425,000,000	425,000,000
(3 mo. USD-LIBOR + 0.07%)		1.52%	07/02/20	10/02/20	297,000,000	297,000,000
TORONTO-DOMINION BANK (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.06%)		0.82%	07/30/20	01/29/21	425,000,000	425,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		0.38%		07/07/20	83,000,000	83,000,000
(3 mo. USD-LIBOR + 0.09%)		1.40%		07/13/20	514,000,000	514,000,000
(EFFR + 0.35%)		0.43%	07/01/20	07/30/20	85,500,000	85,500,000
(EFFR + 0.35%)		0.43%	07/01/20	08/05/20	30,000,000	30,000,000
(3 mo. USD-LIBOR + 0.08%)		0.53%		08/10/20	230,000,000	230,000,000
(EFFR + 0.35%)		0.43%	07/01/20	08/20/20	79,700,000	79,700,000
(EFFR + 0.36%)		0.44%	07/01/20	08/31/20	404,000,000	404,000,000
(1 mo. USD-LIBOR + 0.30%)		0.49%	07/20/20	09/18/20	485,000,000	485,000,000
(1 mo. USD-LIBOR + 0.31%)		0.49%	07/15/20	10/15/20	283,000,000	283,000,000
(1 mo. USD-LIBOR + 0.31%)		0.50%	07/20/20	10/20/20	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.15%)		1.25%	07/22/20	10/22/20	126,000,000	126,000,000
(1 mo. USD-LIBOR + 0.35%)		0.53%	07/06/20	11/06/20	203,000,000	203,000,000
(3 mo. USD-LIBOR + 0.10%)		1.55%	07/02/20	01/04/21	185,000,000	185,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.11%)		1.56%		07/02/20	500,000,000	500,000,000
(3 mo. USD-LIBOR + 0.11%)		1.48%		07/06/20	454,000,000	454,000,000
						11,907,816,006
Non-Financial Company Commercial Paper 0.7%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.12%)		0.51%		08/04/20	91,500,000	91,500,000
(3 mo. USD-LIBOR + 0.13%)		0.49%		08/18/20	45,000,000	45,000,000
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.17%)		0.73%		07/31/20	221,000,000	221,000,000
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.11%)		0.41%		09/17/20	250,000,000	250,000,000
(1 mo. USD-LIBOR + 0.11%)		0.30%	07/20/20	11/13/20	182,000,000	182,000,000
20
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.08%)		0.84%	07/31/20	10/27/20	95,000,000	95,000,000
						884,500,000
Variable Rate Demand Notes 0.4%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	0.23%		07/07/20	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	0.26%		07/07/20	2,930,000	2,930,000
CALHOUN PORT AUTH
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2012 (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		07/07/20	12,220,000	12,220,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	0.38%		07/07/20	1,800,000	1,800,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.23%		07/07/20	48,000,000	48,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	0.20%		07/07/20	25,000,000	25,000,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	0.28%		07/07/20	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	0.28%		07/07/20	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.20%		07/07/20	25,500,000	25,500,000
FRANKLIN CNTY
HOSPITAL FACILITIES REFUNDING RB (OHIOHEALTH) SERIES 2009B (LIQ: BARCLAYS BANK PLC)	c	0.12%		07/07/20	15,000,000	15,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.22%		07/07/20	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	23,800,000	23,800,000
INDIANA FINANCE AUTH
HOSPITAL RB (PARKVIEW HEALTH SYSTEM) SERIES 2009C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.11%		07/07/20	11,315,000	11,315,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.38%		07/07/20	1,065,000	1,065,000
NASSAU HEALTH CARE CORP
TAXABLE HEATH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	1,220,000	1,220,000
21
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
HOUSING RB (600 W 42ND STREET) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.14%		07/07/20	123,010,000	123,010,000
TAXABLE HOUSING RB (BAM SOUTH HOUSING) SERIES 2015A (LOC: JPMORGAN CHASE BANK NA)	c	0.15%		07/07/20	16,745,000	16,745,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.36%		07/07/20	19,000,000	19,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	19,000,000	19,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	c	0.14%		07/07/20	11,605,000	11,605,000
REFUNDING RB SERIES 2010A2 (LOC: BANK OF AMERICA NA)	c	0.16%		07/07/20	7,775,000	7,775,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	0.28%		07/07/20	5,885,000	5,885,000
TEXAS
GO BONDS SERIES 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.15%		07/07/20	8,545,000	8,545,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.35%		07/07/20	21,375,000	21,375,000
						471,250,000
Other Instruments 1.5%
BANK OF AMERICA NA
(EFFR + 0.40%)		0.48%		07/01/20	225,000,000	225,000,000
(EFFR + 0.36%)		0.44%	07/01/20	08/04/20	336,000,000	336,000,000
(EFFR + 0.36%)		0.44%	07/01/20	08/05/20	392,000,000	392,000,000
(1 mo. USD-LIBOR + 0.28%)		0.46%	07/06/20	10/06/20	485,000,000	485,000,000
(EFFR + 0.18%)		0.26%	07/01/20	11/03/20	266,000,000	266,000,000
						1,704,000,000
Total Variable-Rate Obligations
(Cost $19,094,066,076)						19,094,066,076
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.5% of net assets
U.S. Government Agency Repurchase Agreements* 14.5%
BANK OF MONTREAL
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $241,020,320, 0.00% - 4.50%, due 09/17/20 - 07/01/50)		0.09%		07/01/20	234,000,585	234,000,000
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Government Agency Securities valued at $114,344,292, 3.00% - 4.50%, due 03/01/50 - 05/20/50)		0.15%		07/07/20	111,010,175	111,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $337,080,442, 0.13% - 6.50%, due 04/15/21 - 01/01/50)		0.09%		07/01/20	330,000,825	330,000,000
BARCLAYS BANK PLC
Issued 06/26/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $643,759,835, 2.50% - 4.50%, due 07/01/44 - 06/01/50)		0.11%		07/01/20	625,009,549	625,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Government Agency Securities valued at $148,322,885, 3.00% - 4.00%, due 07/01/48 - 05/01/50)		0.10%		07/02/20	144,002,800	144,000,000
BMO CAPITAL MARKETS CORP
Issued 06/08/20, repurchase date 07/08/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $186,318,740, 0.00% - 6.50%, due 10/01/20 - 06/15/55)		0.14%		07/07/20	181,020,413	181,000,000
Issued 06/09/20, repurchase date 07/08/20 (Collateralized by U.S. Government Agency Securities valued at $98,891,948, 0.25% - 7.00%, due 03/01/21 - 04/20/69)		0.15%		07/07/20	96,011,200	96,000,000
BNP PARIBAS SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $652,167,952, 0.25% - 8.00%, due 06/01/23 - 05/20/50)		0.09%		07/01/20	633,001,583	633,000,000
Issued 06/22/20, repurchase date 07/30/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $606,273,608, 0.00% - 8.75%, due 08/15/20 - 06/01/50)		0.14%		07/07/20	592,034,533	592,000,000
BOFA SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $1,248,360,000, 2.00% - 5.00%, due 12/01/46 - 06/01/50)		0.09%		07/01/20	1,212,003,030	1,212,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $542,811,357, 3.00% - 4.50%, due 12/01/40 - 08/01/49)		0.09%		07/01/20	527,001,318	527,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $2,876,258,595, 0.00% - 7.00%, due 07/20/20 - 05/16/60)		0.09%		07/01/20	2,818,007,045	2,818,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $2,375,180,000, 2.00% - 7.50%, due 10/01/25 - 09/01/52)		0.09%		07/01/20	2,306,005,765	2,306,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $238,960,001, 2.50% - 7.00%, due 09/01/39 - 08/01/49)		0.09%		07/01/20	232,000,580	232,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $845,632,114, 0.76% - 6.00%, due 08/15/22 - 06/20/50)		0.09%		07/01/20	821,002,053	821,000,000
ROYAL BANK OF CANADA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,349,326,609, 0.13% - 6.50%, due 12/01/20 - 06/20/50)		0.09%		07/01/20	4,264,010,660	4,264,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $983,013,079, 2.11% - 4.50%, due 11/15/21 - 07/01/50)		0.10%		07/02/20	961,018,686	961,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $670,141,754, 0.63% - 8.00%, due 07/15/20 - 02/15/50)		0.09%		07/01/20	657,001,643	657,000,000
						16,744,000,000
U.S. Treasury Repurchase Agreements 7.9%
BANK OF NOVA SCOTIA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $436,560,910, 0.13% - 4.75%, due 04/15/21 - 11/15/48)		0.07%		07/01/20	428,000,832	428,000,000
BARCLAYS BANK PLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $895,561,861, 2.25% - 4.75%, due 02/15/37 - 08/15/49)		0.07%		07/01/20	878,001,707	878,000,000
BNP PARIBAS SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $183,600,446, 0.13% - 2.38%, due 06/30/25 - 11/15/49)		0.07%		07/01/20	180,000,350	180,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $2,597,938, 0.13% - 2.88%, due 03/15/22 - 07/31/25)		0.07%		07/01/20	2,546,998	2,546,993
FICC - BANK OF NEW YORK
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $4,165,680,002, 0.00% - 3.38%, due 04/30/21 - 11/15/48)		0.08%		07/01/20	4,084,009,076	4,084,000,000
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $162,180,101, 1.88%, due 07/31/26)		0.10%		07/01/20	159,000,442	159,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $802,740,048, 1.38% - 1.50%, due 08/15/26 - 08/31/26)		0.08%		07/01/20	787,001,749	787,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $1,173,000,080, 0.00% - 8.13%, due 09/03/20 - 02/15/24)		0.07%		07/01/20	1,150,002,236	1,150,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $510,000,054, 0.13% - 8.75%, due 07/31/20 - 08/15/42)		0.07%		07/01/20	500,000,972	500,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $898,621,773, 0.00% - 7.25%, due 07/02/20 - 02/15/50)		0.07%		07/01/20	881,001,713	881,000,000
						9,049,546,993
Other Repurchase Agreements** 4.1%
BNP PARIBAS SA
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,312,079,385, 0.43% - 7.93%, due 07/13/20 - 12/31/99)		0.20%		07/01/20	1,151,044,761	1,151,000,000
Issued 04/17/20, repurchase date 07/16/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $350,076,045, 0.37% - 9.43%, due 04/15/22 - 01/28/70)		0.94%		07/16/20	305,716,750	305,000,000
Issued 06/10/20, repurchase date 09/08/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $386,890,260, 0.00% - 9.75%, due 08/31/20 - 12/31/99)		0.41%		08/04/20	370,231,764	370,000,000
BOFA SECURITIES INC
Issued 06/08/20, repurchase date 09/08/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $497,950,000, 1.71% - 6.04%, due 02/27/23 - 09/25/47)		0.62%		08/04/20	433,425,062	433,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $110,404,600, 0.00% - 6.86%, due 08/15/24 - 12/25/59)		0.25%		07/02/20	96,004,667	96,000,000
Issued 06/15/20, repurchase date 08/31/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $109,271,850, 0.00% - 6.50%, due 08/01/21 - 11/25/58)		0.45%		08/31/20	95,091,438	95,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 05/05/20, repurchase date 11/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $345,699,200, 0.00% - 15.00%, due 03/20/23 - 10/15/16)		1.28%		10/05/20	301,632,000	300,000,000
JP MORGAN SECURITIES LLC
Issued 06/02/20, repurchase date 11/30/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $577,544,630, 0.00% - 141.40%, due 01/15/21 - 02/25/60)		0.65%		09/28/20	503,069,539	502,000,000
Issued 04/21/20, repurchase date 10/19/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $374,694,757, 0.00% - 13.00%, due 07/14/20 - 02/27/60)		1.30%		09/28/20	326,877,778	325,000,000
RBC CAPITAL MARKETS LLC
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $201,611,069, 0.56% - 10.20%, due 08/07/20 - 03/15/77)		0.28%		07/07/20	192,010,453	192,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $201,601,388, 1.63% - 8.57%, due 07/13/20 - 04/15/96)		0.18%		07/01/20	192,000,960	192,000,000
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,804,509, 0.00% - 6.45%, due 07/01/20 - 12/29/49)		0.23%		07/01/20	96,004,293	96,000,000
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,804,508, 1.43% - 4.35%, due 11/03/20 - 12/31/99)		0.23%		07/07/20	96,004,293	96,000,000
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $165,609,111, 0.00% - 13.00%, due 07/06/20 - 12/29/49)		0.28%		07/07/20	144,007,840	144,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 04/21/20, repurchase date 10/19/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $179,657,037, 1.68% - 6.29%, due 05/15/24 - 09/15/62)		1.57%		10/05/20	156,128,874	155,000,000
Issued 04/13/20, repurchase date 10/09/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $346,705,197, 0.00% - 8.25%, due 11/18/21 - 10/18/52)		1.67%		10/05/20	301,427,299	299,000,000
						4,751,000,000
Total Repurchase Agreements
(Cost $30,544,546,993)						30,544,546,993
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $26,006,798,477 or 22.5% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$85,844,902,190
Repurchase agreements, at cost and value (Note 2a)		30,544,546,993
Receivables:
Fund shares sold		523,426,364
Interest		72,318,200
Prepaid expenses	+	1,878,714
Total assets		116,987,072,461
Liabilities
Payables:
Investments bought		1,118,526,818
Investment adviser and administrator fees		17,248,171
Shareholder service fees		1,421,786
Fund shares redeemed		399,750,239
Distributions to shareholders		9,544,054
Accrued expenses	+	2,036,298
Total liabilities		1,548,527,366
Net Assets
Total assets		116,987,072,461
Total liabilities	–	1,548,527,366
Net assets		$115,438,545,095
Net Assets by Source
Capital received from investors		115,436,975,486
Total distributable earnings		1,569,609

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$69,379,115,652		69,376,904,569		$1.00
Ultra Shares	$46,059,429,443		46,058,049,311		$1.00

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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$694,771,693
Expenses
Investment adviser and administrator fees		151,938,540
Shareholder service fees:
Investor Shares		52,564,834
Registration fees		1,497,966
Custodian fees		779,534
Portfolio accounting fees		683,389
Transfer agent fees		461,746
Shareholder reports		316,918
Professional fees		187,462
Independent trustees’ fees		161,718
Other expenses	+	530,426
Total expenses		209,122,533
Expense reduction by CSIM and its affiliates	–	47,210,714
Net expenses	–	161,911,819
Net investment income		532,859,874
Realized Gains (Losses)
Net realized gains on investments		1,493,353
Increase in net assets resulting from operations		$534,353,227
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$532,859,874	$2,106,023,453
Net realized gains	+	1,493,353	254,559
Increase in net assets from operations		534,353,227	2,106,278,012
Distributions to Shareholders
Investor Shares		(303,328,685)	(1,262,520,526)
Ultra Shares	+	(229,591,023)	(843,513,892)
Total distributions		($532,919,708)	($2,106,034,418)
Transactions in Fund Shares*
Shares Sold
Investor Shares		46,189,080,049	87,087,186,235
Ultra Shares	+	36,808,932,804	58,983,189,018
Total shares sold		82,998,012,853	146,070,375,253
Shares issued in connection with merger[1]
Investor Shares		842,101,929	—
Total shares issued in connection with merger		842,101,929	—
Shares Reinvested
Investor Shares		254,208,490	1,007,857,296
Ultra Shares	+	191,194,365	683,726,772
Total shares reinvested		445,402,855	1,691,584,068
Shares Redeemed
Investor Shares		(52,878,830,501)	(60,844,579,725)
Ultra Shares	+	(38,438,213,512)	(41,724,416,538)
Total shares redeemed		(91,317,044,013)	(102,568,996,263)
Net transactions in fund shares		(7,031,526,376)	45,192,963,058
Net Assets
Beginning of period		122,468,561,696	77,275,355,044
Total increase or decrease	+	(7,030,016,601)	45,193,206,652
End of period		$115,438,545,095	$122,468,561,696
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective February 24, 2020, all the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund totaling a net value of $842,178,185 were transferred to the Schwab Value Advantage Money Fund. (See financial note 8)
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Schwab Value Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2020, the fund had investments in repurchase agreements with a gross value of $30,544,546,993 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.26%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	0.00%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.35%
Ultra Shares	0.19%
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund and each of its classes. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2020.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, the fund had no direct security transactions with other funds in the Fund Complex.
.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the fund’s investments was $116,389,449,183.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had capital loss carryovers of $4,366, this amount was acquired from Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund.(See financial note 8 for additional details).
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
Schwab Value Advantage Money Fund
Ordinary income	$2,106,034,418
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

8. Reorganization:
Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund were transferred to the Schwab Value Advantage Money Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on February 24, 2020. The reorganization is intended to achieve economies of scale on the three funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the reorganization.
	Before Reorganization			After Reorganization
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund	Schwab Value Advantage Money Fund
Shares:
Investor Shares	75,525,909,298	198,958,986	643,142,943	76,368,011,227
Ultra Shares	50,310,908,264	—	—	50,310,908,264
Net Assets:
Investor Shares	$75,527,152,916	$198,952,517	$643,225,668	$76,369,331,101
Ultra Shares	$50,311,700,098	—	—	$50,311,700,098
Net Assets Value:
Investor Shares	$1.00	$1.00	$1.00	$1.00
Ultra Shares	$1.00	—	—	$1.00
Net unrealized appreciation (depreciation)	—	—	—	—
Market value of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Cost of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Since the net asset values of each of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund are immaterial to the net asset value of the Schwab Value Advantage Money Fund, pro forma financial statements showing the effect of the reorganization are not presented. The Schwab Value Advantage Money Fund acquired capital loss carryovers aggregating $4,366, from Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such

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evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation

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and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-24
00247427

Semiannual Report  |  June 30, 2020
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds. Beginning in April and through the end of the reporting period, demand for government money market funds began to fall as investors began moving back to prime money market funds.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) decreased slightly, beginning the reporting period at 37 days and ending the reporting period at 34 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 33 days in late February and late June and a high of 45 days in mid-March.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	0.01%	0.01%
Seven-Day Yield (without waivers)[2]	-0.25%	-0.15%
Seven-Day Effective Yield (with waivers)[2]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds. Beginning in April and through the end of the reporting period, demand for government money market funds began to fall as investors began moving back to prime money market funds.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In or to position for dramatically increasing U.S. Treasury bill supply and resulting higher rates, the fund’s weighted average maturity (WAM) decreased, beginning the reporting period at 53 days and ending the reporting period at 44 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	44 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Investor Shares
Ticker Symbol	SNSXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.22%
Seven-Day Effective Yield (with waivers)[2]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds. Beginning in April and through the end of the reporting period, demand for government money market funds began to fall as investors began moving back to prime money market funds.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 38 days and ending the reporting period at 39 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 32 days in early March and a high of 42 days in late March and mid-June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Treasury Obligations Money Fund
Investor Shares
Ticker Symbol	SNOXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.12%
Seven-Day Effective Yield (with waivers)[2]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.46%	$1,000.00	$1,002.30	$2.29
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.61	$2.31
Investor Shares
Actual Return	0.34%	$1,000.00	$1,003.00	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.21	$1.71
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.29%	$1,000.00	$1,002.70	$1.44
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.46	$1.46
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,002.70	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.21	$1.71

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	(0.00) [2]	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23% [3]	1.65%	1.23%	0.26%	0.01%	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.46% [4],[5]	0.59%	0.62%	0.63% [5],[6]	0.39% [5]	0.14% [5]
Gross operating expenses	0.56% [4]	0.59%	0.62%	0.68%	0.71%	0.72%
Net investment income (loss)	0.40% [4]	1.64%	1.12%	0.25%	0.01%	0.00%
Net assets, end of period (x 1,000,000)	$17,129	$12,450	$11,325	$25,324	$32,377	$23,017

Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/21/15 [8]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	(0.00) [2]	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30% [3]	1.90%	1.51%	0.50%	0.05%	– [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4],[5]	0.35%	0.35%	0.40% [5],[6]	0.33%	0.20% [4]
Gross operating expenses	0.46% [4]	0.47%	0.48%	0.53%	0.55%	0.57% [4]
Net investment income (loss)	0.52% [4]	1.84%	1.66%	0.51%	0.09%	0.00% [4]
Net assets, end of period (x 1,000,000)	$17,007	$13,436	$7,871	$1,362	$939	$100
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
8
Commencement of operations.
11
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 46.8% of net assets
U.S. Government Agency Debt 12.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.63%		12/30/20	56,275,000	56,278,792
		0.70%		04/12/21	46,500,000	46,580,717
FEDERAL HOME LOAN BANKS		1.38%		07/02/20	85,000,000	84,996,753
		1.58%		07/06/20	115,000,000	114,974,940
		0.20%		07/07/20	230,400,000	230,392,320
		0.17%		07/08/20	109,000,000	108,996,418
		1.51%		07/09/20	42,550,000	42,535,817
		0.15%		07/14/20	436,000,000	435,977,171
		0.15%		07/20/20	11,500,000	11,499,090
		0.20%		07/21/20	42,700,000	42,695,256
		0.11%		07/22/20	88,000,000	87,994,610
		1.75%		08/12/20	70,000,000	69,994,716
		0.25%		08/19/20	100,000,000	99,965,972
		0.35%		08/24/20	255,700,000	255,565,757
		1.75%		08/26/20	12,700,000	12,722,432
		0.92%		09/02/20	85,000,000	84,863,150
		0.45%		09/09/20	212,100,000	211,914,412
		0.29%		09/15/20	357,400,000	357,181,192
		0.15%		09/22/20	261,500,000	261,498,683
		1.88%		09/24/20	14,000,000	14,000,410
		0.29%		09/25/20	131,400,000	131,308,969
		0.23%		09/28/20	177,625,000	177,524,000
		1.38%		09/28/20	2,300,000	2,304,920
		2.63%		10/01/20	40,000,000	40,175,481
		0.29%		10/09/20	50,000,000	49,959,722
		0.34%		11/23/20	230,400,000	230,084,480
		0.19%		12/10/20	45,000,000	44,997,347
		3.13%		12/11/20	19,920,000	20,061,094
		0.39%		02/09/21	20,000,000	19,952,303
		1.25%		03/02/21	9,000,000	9,054,931
		0.45%		03/08/21	85,500,000	85,232,813
		0.40%		03/09/21	85,500,000	85,261,550
		0.63%		03/09/21	14,000,000	14,027,909
12
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.50%		03/12/21	38,055,000	38,594,482
		0.50%		03/16/21	36,700,000	36,685,309
		0.40%		03/19/21	49,700,000	49,555,870
		0.40%		03/22/21	85,800,000	85,548,320
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.68%		07/17/20	147,500,000	147,455,422
		1.13%		07/17/20	84,400,000	84,357,612
		1.63%		09/29/20	3,000,000	3,008,022
		2.25%		11/24/20	1,341,000	1,344,190
		2.38%		02/16/21	34,901,000	35,308,862
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.50%		07/30/20	78,142,000	78,158,490
		2.88%		10/30/20	35,726,000	35,870,211
		1.50%		11/30/20	10,000,000	10,048,446
		1.38%		02/26/21	1,970,000	1,982,809
						4,148,492,172
U.S. Treasury Debt 34.6%
UNITED STATES TREASURY		0.11%		07/07/20	100,000,000	99,998,167
		0.12%		07/07/20	404,600,000	404,592,058
		0.18%		07/09/20	45,100,000	45,098,196
		0.11%		07/14/20	1,754,000,000	1,753,930,463
		0.10%		07/14/20	98,000,000	97,996,461
		1.50%		07/15/20	69,400,000	69,393,086
		0.29%		07/16/20	250,000,000	249,969,687
		0.11%		07/21/20	1,171,000,000	1,170,931,247
		0.12%		07/21/20	173,000,000	172,988,467
		0.15%		07/23/20	65,000,000	64,994,042
		0.16%		07/23/20	50,000,000	49,995,111
		0.13%		07/30/20	260,000,000	259,973,296
		2.63%		07/31/20	54,000,000	54,042,226
		0.14%		08/04/20	302,000,000	301,959,647
		0.15%		08/04/20	228,000,000	227,968,777
		0.11%		08/06/20	370,000,000	369,958,470
		0.12%		08/06/20	180,000,000	179,978,940
		0.13%		08/13/20	161,000,000	160,975,769
		0.14%		08/13/20	297,600,000	297,552,280
		2.63%		08/15/20	193,500,000	193,708,630
		0.12%		08/20/20	160,000,000	159,973,222
		0.14%		08/25/20	249,500,000	249,446,635
		0.13%		08/27/20	400,000,000	399,917,469
		0.14%		08/27/20	18,600,000	18,596,024
		0.15%		09/03/20	62,000,000	61,984,018
		0.16%		09/10/20	48,000,000	47,984,853
		0.17%		09/10/20	65,000,000	64,978,848
		0.39%		09/10/20	255,000,000	254,803,862
		0.20%		09/15/20	113,000,000	112,951,812
		0.22%		09/15/20	113,000,000	112,947,518
		0.24%		09/15/20	45,100,000	45,077,149
		0.18%		09/17/20	164,000,000	163,937,621
		0.16%		09/22/20	291,000,000	290,893,749
13
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.17%		09/24/20	294,000,000	293,888,166
		0.19%		09/29/20	585,000,000	584,727,780
		2.75%		09/30/20	340,200,000	341,134,150
		2.00%		09/30/20	91,200,000	91,283,493
		0.16%		10/01/20	65,000,000	64,973,422
		0.17%		10/06/20	494,000,000	493,775,917
		0.18%		10/08/20	131,000,000	130,934,254
		0.19%		10/08/20	47,000,000	46,975,766
		0.15%		10/13/20	43,500,000	43,481,527
		0.17%		10/22/20	163,000,000	162,915,580
		1.38%		10/31/20	134,400,000	134,284,279
		1.75%		10/31/20	154,000,000	154,035,784
		2.63%		11/15/20	139,100,000	139,604,741
		0.18%		11/24/20	163,000,000	162,884,315
		0.19%		11/24/20	119,000,000	118,909,510
		1.63%		11/30/20	202,100,000	202,098,370
		0.17%		12/24/20	191,000,000	190,838,923
		2.38%		12/31/20	53,000,000	53,195,632
		2.50%		12/31/20	79,500,000	79,838,650
		1.75%		12/31/20	53,000,000	53,028,719
		2.38%		03/15/21	60,000,000	60,823,180
						11,813,129,958
Total Fixed-Rate Obligations
(Cost $15,961,622,130)						15,961,622,130

Variable-Rate Obligations 28.1% of net assets
U.S. Government Agency Debt 23.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.01%)		0.19%		07/02/20	92,000,000	92,000,000
(1 mo. USD-LIBOR - 0.03%)		0.17%		07/16/20	59,000,000	58,999,348
(1 mo. USD-LIBOR - 0.02%)		0.15%	07/06/20	08/05/20	47,250,000	47,249,854
(1 mo. USD-LIBOR - 0.02%)		0.16%	07/01/20	09/01/20	202,250,000	202,247,456
(1 mo. USD-LIBOR - 0.05%)		0.14%	07/09/20	10/09/20	200,000,000	199,970,320
(1 mo. USD-LIBOR - 0.01%)		0.17%	07/30/20	10/30/20	139,100,000	139,096,616
(1 mo. USD-LIBOR - 0.03%)		0.15%	07/06/20	03/03/21	138,000,000	138,000,000
(SOFR + 0.30%)		0.38%	07/01/20	04/27/21	119,200,000	119,200,000
(SOFR + 0.07%)		0.15%	07/01/20	08/20/21	11,000,000	11,000,000
(SOFR + 0.21%)		0.29%	07/01/20	10/28/21	32,100,000	32,100,000
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.02%)		0.15%		07/01/20	137,250,000	137,250,000
(1 mo. USD-LIBOR - 0.09%)		0.09%		07/09/20	115,200,000	115,200,204
(SOFR + 0.10%)		0.18%	07/01/20	07/17/20	34,200,000	34,200,000
(3 mo. USD-LIBOR - 0.24%)		0.21%		08/10/20	115,100,000	115,100,000
(SOFR + 0.03%)		0.11%	07/01/20	08/21/20	23,900,000	23,900,000
(SOFR + 0.04%)		0.12%	07/01/20	08/25/20	48,000,000	48,000,000
(SOFR + 0.02%)		0.10%	07/01/20	08/28/20	22,900,000	22,900,000
(3 mo. USD-LIBOR - 0.22%)		0.10%		09/11/20	554,000,000	553,977,176
(SOFR + 0.09%)		0.17%	07/01/20	09/11/20	150,400,000	150,400,000
14
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.23%)		0.31%	07/01/20	09/25/20	230,400,000	230,400,000
(SOFR + 0.05%)		0.13%	07/01/20	09/28/20	69,800,000	69,800,000
(SOFR + 0.11%)		0.19%	07/01/20	10/01/20	27,500,000	27,500,000
(SOFR + 0.08%)		0.16%	07/01/20	10/02/20	88,000,000	88,002,261
(3 mo. USD-LIBOR - 0.18%)		1.59%	07/06/20	10/05/20	214,000,000	213,970,443
(SOFR + 0.13%)		0.21%	07/01/20	10/16/20	25,000,000	25,008,157
(1 mo. USD-LIBOR + 0.00%)		0.18%	07/27/20	10/26/20	331,450,000	331,452,095
(1 mo. USD-LIBOR - 0.01%)		0.18%	07/27/20	10/26/20	114,750,000	114,750,000
(3 mo. USD-LIBOR - 0.17%)		0.60%	07/30/20	10/30/20	127,100,000	127,100,000
(1 mo. USD-LIBOR - 0.04%)		0.16%	07/16/20	11/16/20	74,000,000	74,000,000
(3 mo. USD-LIBOR - 0.17%)		1.15%	07/09/20	01/08/21	53,865,000	53,922,500
(3 mo. USD-LIBOR - 0.17%)		1.18%	07/08/20	01/08/21	495,800,000	496,263,961
(SOFR + 0.11%)		0.19%	07/01/20	01/15/21	55,100,000	55,100,000
(SOFR + 0.04%)		0.12%	07/01/20	02/09/21	55,100,000	55,100,000
(SOFR + 0.10%)		0.18%	07/01/20	02/22/21	108,300,000	108,300,000
(SOFR + 0.07%)		0.15%	07/01/20	02/26/21	104,500,000	104,500,000
(SOFR + 0.08%)		0.16%	07/01/20	03/04/21	174,300,000	174,300,000
(SOFR + 0.14%)		0.22%	07/01/20	03/10/21	15,300,000	15,300,000
(SOFR + 0.12%)		0.20%	07/01/20	03/12/21	97,800,000	97,800,986
(1 mo. USD-LIBOR - 0.03%)		0.16%	07/20/20	03/19/21	183,300,000	183,300,000
(1 mo. USD-LIBOR - 0.01%)		0.16%	07/06/20	04/05/21	183,200,000	183,200,000
(SOFR + 0.17%)		0.25%	07/01/20	04/09/21	33,000,000	33,000,000
(1 mo. USD-LIBOR + 0.07%)		0.24%	07/06/20	05/04/21	114,600,000	114,600,000
(SOFR + 0.10%)		0.18%	07/01/20	05/07/21	27,500,000	27,500,000
(SOFR + 0.06%)		0.14%	07/01/20	05/14/21	143,000,000	143,000,000
(SOFR + 0.08%)		0.16%	07/01/20	06/11/21	88,000,000	88,000,000
(SOFR + 0.08%)		0.16%	07/01/20	07/08/21	87,500,000	87,500,000
(SOFR + 0.09%)		0.17%	07/01/20	09/10/21	137,700,000	137,700,000
(SOFR + 0.12%)		0.20%	07/01/20	02/28/22	119,000,000	119,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.04%)		0.12%	07/01/20	09/10/20	256,900,000	256,900,000
(SOFR + 0.03%)		0.11%	07/01/20	02/19/21	68,700,000	68,700,000
(SOFR + 0.32%)		0.40%	07/01/20	09/23/21	18,400,000	18,400,000
(SOFR + 0.40%)		0.48%	07/01/20	10/21/21	46,400,000	46,420,102
(SOFR + 0.15%)		0.23%	07/01/20	03/04/22	150,300,000	150,291,179
(SOFR + 0.20%)		0.28%	07/01/20	03/11/22	36,800,000	36,800,000
(SOFR + 0.19%)		0.27%	07/01/20	06/02/22	187,000,000	187,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.08%)		0.16%	07/01/20	10/30/20	116,000,000	116,001,745
(SOFR + 0.07%)		0.15%	07/01/20	12/11/20	315,200,000	315,005,910
(SOFR + 0.30%)		0.38%	07/01/20	09/24/21	94,500,000	94,500,000
(SOFR + 0.34%)		0.42%	07/01/20	10/20/21	94,500,000	94,500,000
(SOFR + 0.35%)		0.43%	07/01/20	04/07/22	111,800,000	111,850,130
(SOFR + 0.39%)		0.47%	07/01/20	04/15/22	129,300,000	129,334,377
(SOFR + 0.24%)		0.32%	07/01/20	04/29/22	93,000,000	93,000,000
(SOFR + 0.20%)		0.28%	07/01/20	05/09/22	139,000,000	139,000,000
(SOFR + 0.19%)		0.27%	07/01/20	05/19/22	186,000,000	186,000,000
(SOFR + 0.19%)		0.27%	07/01/20	05/27/22	109,750,000	109,749,994
						7,973,614,814
15
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 2.2%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.27%	07/01/20	01/31/21	144,500,000	144,464,313
(3 mo. US TBILL + 0.14%)		0.29%	07/01/20	04/30/21	136,600,000	136,643,959
(3 mo. US TBILL + 0.30%)		0.45%	07/01/20	10/31/21	136,900,000	137,343,671
(3 mo. US TBILL + 0.15%)		0.30%	07/01/20	01/31/22	181,900,000	181,938,154
(3 mo. US TBILL + 0.11%)		0.26%	07/01/20	04/30/22	136,900,000	136,932,930
						737,323,027
Variable Rate Demand Notes 2.5%
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.23%		07/07/20	10,100,000	10,100,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	11,410,000	11,410,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	27,590,000	27,590,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	24,000,000	24,000,000
M/F HOUSING RB (OAKMONT OF CONCORD) SERIES 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	23,000,000	23,000,000
M/F HOUSING RB (OAKMONT SR LIVING OF ESCONDIDO) SERIES 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	13,240,000	13,240,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	13,230,000	13,230,000
CONTRA COSTA CNTY
M/F HOUSING RB (CREEKVIEW APTS) SERIES 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	28,700,000	28,700,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	12,920,000	12,920,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	13,605,000	13,605,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	53,100,000	53,100,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	12,020,000	12,020,000
16
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	17,445,000	17,445,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	24,900,000	24,900,000
LOGANVILLE HOUSING AUTH
M/F HOUSING REFUNDING RB (ALEXANDER CROSSING APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	13,005,000	13,005,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.22%		07/07/20	13,200,000	13,200,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	10,235,000	10,235,000
METRO GOVERNMENT OF NASHVILLE & DAVIDSON CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
M/F HOUSING REFUNDING RB (BRENTWOOD OAKS APTS) SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	10,420,000	10,420,000
MONTGOMERY CNTY HOUSING OPPORTUNITIES COMMISSION
HOUSING RB (OAKFIELD APTS) SERIES 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.18%		07/07/20	31,050,000	31,050,000
NEVADA HOUSING DIVISION
HOUSING RB (VISTA CREEK APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.19%		07/07/20	16,515,000	16,515,000
RB (SONOMA PALMS APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		07/07/20	15,000,000	15,000,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	14,275,000	14,275,000
NEW YORK STATE HFA
HOUSING RB (316 11TH AVE) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	46,700,000	46,700,000
HOUSING RB (360 W 43RD ST) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	31,000,000	31,000,000
HOUSING RB (39TH ST) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	21,400,000	21,400,000
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	12,900,000	12,900,000
HOUSING RB (CLINTON GREEN SOUTH) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	23,900,000	23,900,000
HOUSING RB (CLINTON GREEN) SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	42,000,000	42,000,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	84,195,000	84,195,000
HOUSING RB (THEATRE ROW TOWER) SERIES 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	13,800,000	13,800,000
17
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		07/07/20	10,560,000	10,560,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		07/07/20	10,710,000	10,710,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.20%		07/07/20	6,775,000	6,775,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	12,490,000	12,490,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	42,300,000	42,300,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	9,250,000	9,250,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	12,200,000	12,200,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	14,600,000	14,600,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	11,400,000	11,400,000
M/F HOUSING REFUNDING RB (PARKSHORE SR CAMPUS) SERIES 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	5,465,000	5,465,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (MAIN ST HOLDINGS) SERIES 2006A (LOC: FEDERAL HOME LOAN BANKS)	a	0.16%		07/07/20	4,245,000	4,245,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	11,230,000	11,230,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.23%		07/07/20	13,800,000	13,800,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	12,550,000	12,550,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	10,300,000	10,300,000
						872,730,000
Total Variable-Rate Obligations
(Cost $9,583,667,841)						9,583,667,841
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.0% of net assets
U.S. Government Agency Repurchase Agreements* 21.6%
BANK OF MONTREAL
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Government Agency Securities valued at $33,994,249, 3.00% - 3.50%, due 11/20/49 - 05/01/50)		0.15%		07/07/20	33,003,025	33,000,000
BARCLAYS BANK PLC
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Government Agency Securities valued at $515,010,014, 2.50% - 4.50%, due 08/01/46 - 06/01/50)		0.10%		07/02/20	500,009,722	500,000,000
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by U.S. Government Agency Securities valued at $967,103,758, 2.50% - 8.18%, due 08/01/20 - 06/01/50)		0.10%		07/07/20	938,018,239	938,000,000
BMO CAPITAL MARKETS CORP
Issued 06/08/20, repurchase date 07/08/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $58,640,778, 0.00% - 3.84%, due 10/01/20 - 07/15/58)		0.14%		07/07/20	57,006,428	57,000,000
Issued 06/09/20, repurchase date 07/08/20 (Collateralized by U.S. Government Agency Securities valued at $29,873,609, 2.37% - 5.50%, due 09/20/33 - 04/15/60)		0.15%		07/07/20	29,003,383	29,000,000
BNP PARIBAS SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $160,205,815, 0.00% - 6.25%, due 02/22/29 - 06/01/50)		0.09%		07/01/20	156,000,390	156,000,000
Issued 06/19/20, repurchase date 07/20/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $477,417,629, 0.00% - 6.25%, due 09/17/20 - 08/15/49)		0.14%		07/07/20	468,032,760	468,000,000
Issued 06/22/20, repurchase date 07/30/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $124,055,252, 0.63% - 6.25%, due 08/31/21 - 05/20/66)		0.14%		07/07/20	121,007,058	121,000,000
BOFA SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $370,800,001, 2.50% - 3.50%, due 09/01/49 - 03/01/50)		0.09%		07/01/20	360,000,900	360,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 2.50% - 6.50%, due 07/15/31 - 06/20/50)		0.08%		07/01/20	250,000,556	250,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $766,320,000, 2.50% - 7.00%, due 12/01/25 - 07/01/50)		0.09%		07/01/20	744,001,860	744,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $70,040,001, 3.00%, due 06/01/50)		0.09%		07/01/20	68,000,170	68,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $252,310,849, 0.13% - 4.00%, due 01/15/23 - 06/20/50)		0.09%		07/01/20	247,000,618	247,000,000
Issued 06/26/20, repurchase date 07/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $257,068,818, 0.76% - 6.25%, due 08/31/22 - 06/20/50)		0.10%		07/02/20	250,004,167	250,000,000
ROYAL BANK OF CANADA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,297,891,096, 1.63% - 4.50%, due 11/15/21 - 07/01/50)		0.09%		07/01/20	1,267,003,168	1,267,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $957,135,945, 0.13% - 5.50%, due 04/15/21 - 05/01/50)		0.10%		07/02/20	935,018,181	935,000,000
WELLS FARGO SECURITIES LLC
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $999,457,491, 2.00% - 7.00%, due 05/15/28 - 07/01/50)		0.09%		07/01/20	961,016,818	961,000,000
						7,384,000,000
U.S. Treasury Repurchase Agreements 4.4%
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $1,865,207, 1.75% - 4.38%, due 06/30/24 - 05/15/40)		0.07%		07/01/20	1,828,634	1,828,630
FICC - BANK OF NEW YORK
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $1,237,260,054, 1.38% - 2.50%, due 05/15/22 - 02/15/46)		0.08%		07/01/20	1,213,002,696	1,213,000,000
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $48,960,102, 2.25%, due 08/15/27)		0.10%		07/01/20	48,000,133	48,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $237,660,053, 1.38% - 1.63%, due 08/31/26 - 09/30/26)		0.08%		07/01/20	233,000,518	233,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $15,300,138, 2.13%, due 02/15/40)		0.07%		07/01/20	15,000,029	15,000,000
						1,510,828,630
Total Repurchase Agreements
(Cost $8,894,828,630)						8,894,828,630
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$25,545,289,971
Repurchase agreements, at cost and value (Note 2a)		8,894,828,630
Receivables:
Fund shares sold		55,424,408
Interest		14,892,454
Prepaid expenses	+	599,676
Total assets		34,511,035,139
Liabilities
Payables:
Investments bought		297,552,279
Investment adviser and administrator fees		4,178,399
Shareholder service fees		4,093,689
Independent trustees’ fees		506
Fund shares redeemed		67,983,234
Distributions to shareholders		140,708
Accrued expenses	+	603,976
Total liabilities		374,552,791
Net Assets
Total assets		34,511,035,139
Total liabilities	–	374,552,791
Net assets		$34,136,482,348
Net Assets by Source
Capital received from investors		34,136,485,257
Total distributable loss		(2,909)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$17,129,260,509		17,129,124,005		$1.00
Investor Shares	$17,007,221,839		17,007,113,531		$1.00

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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$129,925,836
Expenses
Investment adviser and administrator fees		45,122,998
Shareholder service fees:
Sweep Shares		18,093,224
Investor Shares		11,932,039
Registration fees		435,540
Portfolio accounting fees		178,248
Shareholder reports		154,328
Custodian fees		144,612
Transfer agent fees		98,170
Professional fees		56,991
Independent trustees’ fees		45,878
Other expenses	+	120,888
Total expenses		76,382,916
Expense reduction by CSIM and its affiliates	–	16,157,332
Net expenses	–	60,225,584
Net investment income		69,700,252
Realized Gains (Losses)
Net realized losses on investments		(2,909)
Increase in net assets resulting from operations		$69,697,343
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$69,700,252	$398,860,846
Net realized gains (losses)	+	(2,909)	—
Increase in net assets from operations		69,697,343	398,860,846
Distributions to Shareholders
Sweep Shares		(28,499,339)	(196,271,690)
Investor Shares	+	(41,200,913)	(202,589,156)
Total distributions		($69,700,252)	($398,860,846)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		41,988,004,681	74,108,620,167
Investor Shares	+	18,809,743,772	22,309,630,136
Total shares sold		60,797,748,453	96,418,250,303
Shares Reinvested
Sweep Shares		28,429,804	196,271,641
Investor Shares	+	33,472,449	149,520,937
Total shares reinvested		61,902,253	345,792,578
Shares Redeemed
Sweep Shares		(37,337,084,867)	(73,179,965,757)
Investor Shares	+	(15,272,081,871)	(16,894,530,221)
Total shares redeemed		(52,609,166,738)	(90,074,495,978)
Net transactions in fund shares		8,250,483,968	6,689,546,903
Net Assets
Beginning of period		25,886,001,289	19,196,454,386
Total increase	+	8,250,481,059	6,689,546,903
End of period		$34,136,482,348	$25,886,001,289
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.01) [4]
Total from investment operations	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.27% [5]	1.84%	1.40% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [6],[7]	0.35%	0.35% [6]
Gross operating expenses	0.47% [6]	0.49%	0.49% [6]
Net investment income (loss)	0.29% [6]	1.77%	1.64% [6]
Net assets, end of period (x 1,000,000)	$17,521	$7,517	$3,414

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 84.2% of net assets
U.S. Treasury Debt 79.7%
UNITED STATES TREASURY		0.00%		07/02/20	141,277,000	141,277,000
		0.18%		07/09/20	20,000,000	19,999,200
		1.50%		07/15/20	95,225,000	95,250,268
		0.10%		07/21/20	40,474,000	40,471,751
		0.11%		07/21/20	1,766,178,000	1,766,074,862
		0.13%		07/21/20	25,000,000	24,998,264
		0.05%		07/23/20	60,000,000	59,998,167
		0.13%		07/23/20	150,000,000	149,988,312
		0.14%		07/23/20	700,000,000	699,939,653
		0.05%		07/30/20	135,000,000	134,994,562
		0.13%		07/30/20	220,000,000	219,977,404
		0.19%		07/30/20	1,599,000,000	1,598,832,549
		1.63%		07/31/20	73,000,000	73,014,873
		2.00%		07/31/20	222,399,000	222,601,998
		2.63%		07/31/20	42,000,000	42,065,621
		0.14%		08/04/20	847,314,000	847,201,494
		0.15%		08/04/20	400,000,000	399,945,222
		0.12%		08/06/20	1,600,000,000	1,599,812,000
		0.14%		08/06/20	53,000,000	52,992,580
		0.15%		08/11/20	1,073,000	1,072,814
		0.16%		08/11/20	32,000,000	31,994,260
		1.50%		08/15/20	75,000,000	75,130,005
		2.63%		08/15/20	95,000,000	95,208,938
		0.15%		08/18/20	250,000,000	249,951,500
		0.16%		08/18/20	200,000,000	199,958,667
		0.14%		08/25/20	588,000,000	587,876,525
		0.14%		08/27/20	350,000,000	349,924,396
		1.38%		08/31/20	132,000,000	132,075,092
		2.13%		08/31/20	190,354,000	190,910,233
		2.63%		08/31/20	10,000,000	10,016,265
		0.16%		09/10/20	126,000,000	125,960,240
		0.37%		09/10/20	25,000,000	24,981,757
		0.39%		09/10/20	100,000,000	99,923,083
		0.19%		09/15/20	158,500,000	158,436,257
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.20%		09/15/20	81,400,000	81,365,287
		0.22%		09/15/20	81,400,000	81,362,194
		0.24%		09/15/20	32,600,000	32,583,483
		1.38%		09/15/20	35,000,000	35,080,813
		0.06%		09/17/20	75,000,000	74,990,250
		0.18%		09/17/20	455,000,000	454,825,369
		0.16%		09/22/20	699,000,000	698,742,769
		0.17%		09/24/20	50,000,000	49,980,167
		0.19%		09/29/20	507,000,000	506,762,677
		2.00%		09/30/20	37,900,000	37,935,993
		2.75%		09/30/20	225,800,000	226,527,510
		0.15%		10/01/20	200,000,000	199,925,431
		0.17%		10/08/20	62,800,000	62,771,504
		0.19%		10/08/20	27,000,000	26,986,078
		0.16%		10/15/20	30,000,000	29,985,867
		1.38%		10/31/20	55,300,000	55,252,282
		1.75%		10/31/20	15,000,000	15,003,485
		1.75%		11/15/20	43,747,000	43,766,749
		2.63%		11/15/20	40,000,000	40,142,856
		0.19%		11/24/20	68,000,000	67,948,292
		1.63%		11/30/20	30,500,000	30,500,058
		2.00%		11/30/20	71,000,000	71,135,655
		2.75%		11/30/20	50,600,000	51,146,400
		0.09%		12/31/20	160,000,000	159,926,800
		2.38%		12/31/20	20,700,000	20,776,407
		2.50%		12/31/20	41,879,000	42,058,390
		2.50%		01/31/21	220,000,000	222,966,513
		2.50%		02/28/21	10,000,000	10,143,242
		2.38%		03/15/21	18,000,000	18,246,954
						13,971,695,287
U.S. Government Agency Debt 4.5%
FEDERAL HOME LOAN BANKS		0.17%		07/08/20	75,300,000	75,297,526
		0.09%		07/09/20	100,000,000	99,998,000
		0.20%		07/20/20	233,000,000	232,975,405
		0.15%		07/31/20	81,300,000	81,289,837
		0.20%		09/28/20	75,000,000	74,962,917
		0.23%		09/28/20	72,375,000	72,333,847
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.18%		08/19/20	50,000,000	49,987,750
		0.22%		09/23/20	100,000,000	99,948,667
						786,793,949
Total Fixed-Rate Obligations
(Cost $14,758,489,236)						14,758,489,236

27
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 17.2% of net assets
U.S. Treasury Debt 17.2%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.04%)		0.19%	07/01/20	07/31/20	274,000,000	273,984,372
(3 mo. US TBILL + 0.05%)		0.20%	07/01/20	10/31/20	259,000,000	258,920,219
(3 mo. US TBILL + 0.12%)		0.27%	07/01/20	01/31/21	206,000,000	205,956,841
(3 mo. US TBILL + 0.14%)		0.29%	07/01/20	04/30/21	1,373,400,000	1,373,987,064
(3 mo. US TBILL + 0.22%)		0.37%	07/01/20	07/31/21	267,000,000	267,419,921
(3 mo. US TBILL + 0.30%)		0.45%	07/01/20	10/31/21	370,000,000	370,801,897
(3 mo. US TBILL + 0.15%)		0.30%	07/01/20	01/31/22	197,000,000	197,077,217
(3 mo. US TBILL + 0.11%)		0.26%	07/01/20	04/30/22	59,900,000	59,914,408
Total Variable-Rate Obligations
(Cost $3,008,061,939)						3,008,061,939

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$17,766,551,175
Receivables:
Fund shares sold		51,454,610
Interest		13,305,086
Prepaid expenses	+	1,154,523
Total assets		17,832,465,394
Liabilities
Payables:
Investments bought		199,925,431
Investment adviser and administrator fees		3,182,797
Shareholder service fees		227,587
Independent trustees’ fees		665
Fund shares redeemed		108,263,586
Distributions to shareholders		76,987
Accrued expenses	+	224,647
Total liabilities		311,901,700
Net Assets
Total assets		17,832,465,394
Total liabilities	–	311,901,700
Net assets		$17,520,563,694
Net Assets by Source
Capital received from investors		17,520,520,927
Total distributable earnings		42,767

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$17,520,563,694		17,519,658,343		$1.00

29
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$43,695,575
Expenses
Investment adviser and administrator fees		24,057,054
Shareholder service fees:
Investor Shares		11,459,811
Registration fees		311,617
Portfolio accounting fees		70,226
Transfer agent fees		29,281
Independent trustees’ fees		29,078
Professional fees		21,579
Custodian fees		18,019
Shareholder reports		9,654
Other expenses	+	35,209
Total expenses		36,041,528
Expense reduction by CSIM and its affiliates	–	14,102,883
Net expenses	–	21,938,645
Net investment income		21,756,930
Realized Gains (Losses)
Net realized gains on investments		42,767
Increase in net assets resulting from operations		$21,799,697
30
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$21,756,930	$98,166,732
Net realized gains	+	42,767	63,841
Increase in net assets from operations		21,799,697	98,230,573
Distributions to Shareholders1
Sweep Shares		—	(7,599,203)
Investor Shares	+	(21,756,930)	(90,608,531)
Total distributions		($21,756,930)	($98,207,734)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	2,172,193,014
Investor Shares	+	26,295,397,095	11,354,052,246
Total shares sold		26,295,397,095	13,526,245,260
Shares Reinvested
Sweep Shares		—	7,437,144
Investor Shares	+	17,460,841	64,899,626
Total shares reinvested		17,460,841	72,336,770
Shares Redeemed
Sweep Shares		—	(6,174,391,422)
Investor Shares	+	(16,309,645,956)	(7,315,947,549)
Total shares redeemed		(16,309,645,956)	(13,490,338,971)
Net transactions in fund shares		10,003,211,980	108,243,059
Net Assets
Beginning of period		7,517,308,947	7,409,043,049
Total increase	+	10,003,254,747	108,265,898
End of period		$17,520,563,694	$7,517,308,947
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
31
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02	0.01	0.00 [3]	—
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.01) [4]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.02	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]	—
Distributions from net realized gains	—	(0.00) [3]	—	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27% [5]	1.89%	1.51%	0.58%	0.06%	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [6],[7]	0.35%	0.35%	0.33% [7],[8]	0.30% [7]	0.12% [7]
Gross operating expenses	0.48% [6]	0.48%	0.49%	0.54%	0.58%	0.59%
Net investment income (loss)	0.48% [6]	1.86%	1.57%	0.65%	0.11%	0.00%
Net assets, end of period (x 1,000,000)	$12,495	$10,820	$7,545	$3,125	$692	$51

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
32
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.9% of net assets
U.S. Treasury Debt 57.5%
UNITED STATES TREASURY		0.12%		07/07/20	236,000,000	235,995,401
		0.18%		07/09/20	31,400,000	31,398,744
		0.10%		07/14/20	38,000,000	37,998,628
		0.11%		07/14/20	812,000,000	811,967,746
		1.50%		07/15/20	40,000,000	39,996,015
		0.29%		07/16/20	100,000,000	99,987,875
		0.11%		07/21/20	285,000,000	284,983,375
		0.12%		07/21/20	64,000,000	63,995,733
		0.15%		07/23/20	25,000,000	24,997,708
		0.16%		07/23/20	19,000,000	18,998,142
		0.13%		07/28/20	92,000,000	91,991,030
		0.13%		07/30/20	179,000,000	178,981,464
		1.63%		07/31/20	100,000,000	100,004,725
		2.00%		07/31/20	130,000,000	130,045,756
		2.63%		07/31/20	23,000,000	23,017,985
		0.14%		08/04/20	517,000,000	516,930,910
		0.15%		08/04/20	200,000,000	199,972,611
		0.11%		08/06/20	140,000,000	139,984,285
		0.12%		08/06/20	70,000,000	69,991,810
		0.13%		08/13/20	65,000,000	64,990,218
		0.14%		08/13/20	109,500,000	109,482,441
		2.63%		08/15/20	100,000,000	100,107,819
		0.12%		08/20/20	167,000,000	166,972,051
		0.14%		08/25/20	156,000,000	155,966,633
		0.14%		08/27/20	88,000,000	87,981,190
		1.38%		08/31/20	115,000,000	114,932,489
		2.13%		08/31/20	49,500,000	49,542,607
		2.63%		08/31/20	15,000,000	15,024,397
		0.15%		09/03/20	112,000,000	111,971,129
		0.15%		09/08/20	300,000,000	299,913,750
		0.16%		09/10/20	18,000,000	17,994,320
		0.17%		09/10/20	25,000,000	24,991,865
		0.39%		09/10/20	250,000,000	249,807,708
		0.19%		09/15/20	91,500,000	91,463,202
33
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.20%		09/15/20	47,000,000	46,979,957
		0.22%		09/15/20	47,000,000	46,978,171
		0.24%		09/15/20	18,800,000	18,790,475
		0.18%		09/17/20	63,000,000	62,976,035
		0.16%		09/22/20	111,500,000	111,459,289
		0.17%		09/24/20	112,000,000	111,957,393
		0.19%		09/29/20	342,000,000	341,841,188
		2.00%		09/30/20	74,300,000	74,371,546
		2.75%		09/30/20	264,200,000	264,971,099
		0.16%		10/01/20	25,000,000	24,989,778
		0.17%		10/06/20	62,000,000	61,972,436
		0.17%		10/08/20	37,200,000	37,183,121
		0.18%		10/08/20	50,000,000	49,974,906
		0.19%		10/08/20	19,000,000	18,990,203
		0.17%		10/22/20	62,000,000	61,967,889
		1.38%		10/31/20	77,000,000	77,020,945
		1.75%		10/31/20	58,000,000	58,013,477
		2.88%		10/31/20	50,000,000	50,407,282
		2.63%		11/15/20	59,100,000	59,314,379
		0.18%		11/24/20	62,000,000	61,955,997
		0.19%		11/24/20	45,300,000	45,265,553
		1.63%		11/30/20	173,300,000	173,671,082
		2.75%		11/30/20	49,400,000	49,933,442
		0.17%		12/24/20	75,000,000	74,936,750
		1.75%		12/31/20	37,000,000	37,020,049
		2.38%		12/31/20	22,000,000	22,081,206
		2.50%		12/31/20	95,421,000	95,835,908
		2.00%		01/15/21	50,000,000	50,415,387
		1.38%		01/31/21	50,000,000	50,278,710
		2.50%		01/31/21	30,000,000	30,359,144
		3.63%		02/15/21	50,000,000	51,028,973
		2.50%		02/28/21	15,000,000	15,214,863
		2.38%		03/15/21	26,600,000	26,964,943
		2.25%		03/31/21	59,100,000	59,910,589
						7,187,413,927
U.S. Government Agency Debt 0.4%
FEDERAL HOME LOAN BANKS		0.17%		07/08/20	50,000,000	49,998,357
Total Fixed-Rate Obligations
(Cost $7,237,412,284)						7,237,412,284

Variable-Rate Obligations 20.9% of net assets
U.S. Treasury Debt 20.9%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.04%)		0.19%	07/01/20	07/31/20	562,000,000	561,977,753
(3 mo. US TBILL + 0.05%)		0.20%	07/01/20	10/31/20	391,000,000	390,845,055
(3 mo. US TBILL + 0.12%)		0.27%	07/01/20	01/31/21	418,800,000	418,726,692
(3 mo. US TBILL + 0.14%)		0.29%	07/01/20	04/30/21	417,025,000	417,010,287
34
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.22%)		0.37%	07/01/20	07/31/21	125,000,000	125,210,901
(3 mo. US TBILL + 0.30%)		0.45%	07/01/20	10/31/21	292,800,000	293,500,319
(3 mo. US TBILL + 0.15%)		0.30%	07/01/20	01/31/22	354,600,000	354,700,327
(3 mo. US TBILL + 0.11%)		0.26%	07/01/20	04/30/22	53,200,000	53,212,796
Total Variable-Rate Obligations
(Cost $2,615,184,130)						2,615,184,130
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.3% of net assets
U.S. Treasury Repurchase Agreements 22.3%
BARCLAYS CAPITAL INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $102,000,005, 1.75% - 2.75%, due 01/31/23 - 08/31/25)		0.07%		07/01/20	100,000,194	100,000,000
BNP PARIBAS SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $581,401,190, 0.13% - 5.25%, due 07/15/25 - 02/15/49)		0.07%		07/01/20	570,001,108	570,000,000
Issued 06/19/20, repurchase date 07/20/20 (Collateralized by U.S. Treasury Securities valued at $357,040,042, 0.00% - 8.75%, due 07/15/20 - 11/15/49)		0.13%		07/07/20	350,022,750	350,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $87,594,702, 1.13% - 3.63%, due 07/31/24 - 08/15/49)		0.07%		07/01/20	85,877,158	85,876,991
FICC - BANK OF NEW YORK
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $454,920,112, 0.75% - 2.50%, due 02/15/42 - 02/15/46)		0.08%		07/01/20	446,000,991	446,000,000
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $17,340,081, 2.25%, due 08/15/27)		0.10%		07/01/20	17,000,047	17,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $87,720,075, 1.50%, due 08/15/26)		0.08%		07/01/20	86,000,191	86,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $510,000,096, 0.00% - 3.63%, due 10/22/20 - 11/30/24)		0.07%		07/01/20	500,000,972	500,000,000
35
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $45,900,167, 1.38% - 3.75%, due 12/31/22 - 05/15/45)		0.07%		07/01/20	45,000,088	45,000,000
Issued 06/26/20, repurchase date 07/02/20 (Collateralized by U.S. Treasury Securities valued at $591,607,892, 0.00% - 6.25%, due 08/06/20 - 11/15/49)		0.08%		07/02/20	580,007,733	580,000,000
Total Repurchase Agreements
(Cost $2,779,876,991)						2,779,876,991

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
36
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$9,852,596,414
Repurchase agreements, at cost and value (Note 2a)		2,779,876,991
Receivables:
Fund shares sold		55,277,781
Interest		11,153,002
Prepaid expenses	+	449,393
Total assets		12,699,353,581
Liabilities
Payables:
Investments bought		109,482,441
Investment adviser and administrator fees		3,208,986
Shareholder service fees		228,870
Fund shares redeemed		91,599,059
Distributions to shareholders		52,999
Accrued expenses	+	231,972
Total liabilities		204,804,327
Net Assets
Total assets		12,699,353,581
Total liabilities	–	204,804,327
Net assets		$12,494,549,254
Net Assets by Source
Capital received from investors		12,494,541,338
Total distributable earnings		7,916

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$12,494,549,254		12,494,520,435		$1.00

37
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$51,127,794
Expenses
Investment adviser and administrator fees		19,856,414
Shareholder service fees:
Investor Shares		9,359,491
Registration fees		237,820
Portfolio accounting fees		95,575
Custodian fees		63,099
Transfer agent fees		41,241
Professional fees		32,460
Independent trustees’ fees		30,500
Shareholder reports		15,086
Other expenses	+	52,006
Total expenses		29,783,692
Expense reduction by CSIM and its affiliates	–	8,423,593
Net expenses	–	21,360,099
Net investment income		29,767,695
Realized Gains (Losses)
Net realized gains on investments		7,916
Increase in net assets resulting from operations		$29,775,611
38
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$29,767,695	$178,568,383
Net realized gains	+	7,916	13,662
Increase in net assets from operations		29,775,611	178,582,045
Distributions to Shareholders1
Sweep Shares		—	(377,268)
Investor Shares	+	(29,767,695)	(178,197,503)
Total distributions		($29,767,695)	($178,574,771)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	114,290,563
Investor Shares	+	14,505,048,114	19,268,186,905
Total shares sold		14,505,048,114	19,382,477,468
Shares Reinvested
Sweep Shares		—	376,015
Investor Shares	+	23,571,764	121,586,371
Total shares reinvested		23,571,764	121,962,386
Shares Redeemed
Sweep Shares		—	(300,236,869)
Investor Shares	+	(12,854,009,024)	(16,114,398,609)
Total shares redeemed		(12,854,009,024)	(16,414,635,478)
Net transactions in fund shares		1,674,610,854	3,089,804,376
Net Assets
Beginning of period		10,819,930,484	7,730,118,834
Total increase	+	1,674,618,770	3,089,811,650
End of period		$12,494,549,254	$10,819,930,484
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers two share classes: Sweep Shares and Investor Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2020, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$8,894,828,630
Schwab Treasury Obligations Money Fund	2,779,876,991
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.32%
Schwab Treasury Obligations Money Fund	0.32%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of a fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund
Investor Shares	0.35%
Schwab Treasury Obligations Money Fund
Investor Shares	0.35%
During the period ended June 30, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$16,157,332	$8,363,987
Schwab U.S. Treasury Money Fund	14,102,883	9,301,970
Schwab Treasury Obligations Money Fund	8,423,593	7,944,878
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Government Money Fund	$818,104,929	$—
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$34,440,118,601	$17,766,551,175	$12,632,473,405
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Ordinary income	$398,860,846	$98,207,734	$178,574,771
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility.

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Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations that with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that, with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
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Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-15
00247425

Semiannual Report  |  June 30, 2020
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2020, was a volatile one for muni money market securities. As the short-term U.S. Treasury yield curve became increasingly inverted in January and February reflecting expectations of lower rates throughout 2020, demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. By the end of April, SIFMA yields had fallen to 0.22% before ending the reporting period at 0.13%.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 32 days and ending the reporting period at 35 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 26 days in April, May, and June and a high of 38 days in late June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.01%	0.15%
Seven-Day Yield (without waivers)[2]	-0.13%	0.02%
Seven-Day Effective Yield (with waivers)[2]	0.01%	0.15%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%	0.25%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2020, was a volatile one for muni money market securities. As the short-term U.S. Treasury yield curve became increasingly inverted in January and February reflecting expectations of lower rates throughout 2020, demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. By the end of April, SIFMA yields had fallen to 0.22% before ending the reporting period at 0.13%.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 34 days and ending the reporting period at 39 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 22 days in early mid-April and a high of 43 days in late June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab AMT Tax-Free Money Fund
Investor Shares
Ticker Symbol	SWWXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.16%
Seven-Day Effective Yield (with waivers)[2]	0.01%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,003.40	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.21	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,004.20	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,003.40	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.16	$1.76

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34% [4]	1.20%	1.15%	0.48%	0.12%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [5],[6]	0.34%	0.34%	0.42% [7]	0.34% [6]	0.08% [6]
Gross operating expenses	0.48% [5]	0.48%	0.48%	0.53%	0.55%	0.55%
Net investment income (loss)	0.66% [5]	1.19%	1.17%	0.50%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$2,690	$2,674	$2,735	$822	$519	$548

Ultra Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[8],[9]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.42% [4]	1.35%	1.30%	0.67%	0.27%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.19%	0.19%	0.22% [7]	0.20% [6]	0.08% [6]
Gross operating expenses	0.33% [5]	0.33%	0.33%	0.47%	0.55%	0.55%
Net investment income (loss)	0.81% [5]	1.33%	1.31%	0.71%	0.32%	0.01%
Net assets, end of period (x 1,000,000)	$12,222	$13,010	$12,748	$5,832	$2,020	$823
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
9
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 33.5% of net assets
Alabama 0.4%
Birmingham Water Works Board
Refunding RB Series 2010A		5.00%		01/01/21	6,740,000	6,881,044
Huntsville Healthcare Auth
CP		0.20%		08/06/20	8,000,000	8,000,000
CP		0.22%		09/03/20	40,000,000	40,000,000
						54,881,044
Alaska 0.3%
Alaska Housing Finance Corp
GO Bonds Series 2011A (ESCROW)		5.00%		12/01/20	14,425,000	14,679,740
Anchorage
GO TAN 2020		1.50%		12/18/20	23,050,000	23,140,339
						37,820,079
California 2.6%
California
GO Bonds		5.00%		08/01/20	650,000	652,664
GO CP Series A8 (LOC: BANK OF THE WEST)		0.20%		08/20/20	25,000,000	25,000,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.20%		07/06/20	3,063,000	3,063,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.15%		07/09/20	11,966,000	11,966,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.25%		09/10/20	2,306,000	2,306,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.35%		08/11/20	7,320,000	7,320,000
RB (Kaiser Permanente) Series 2006E		0.48%		08/13/20	28,165,000	28,165,000
RB (Kaiser Permanente) Series 2006E		0.50%		10/06/20	5,520,000	5,505,467
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.48%		08/13/20	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.50%		09/02/20	4,160,000	4,153,216
RB (Kaiser Permanente) Series 2004E		1.25%		09/10/20	18,490,000	18,490,000
RB (Kaiser Permanente) Series 2004E		0.22%		10/02/20	14,270,000	14,270,000
RB (Kaiser Permanente) Series 2004I		1.35%		08/11/20	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004I		0.48%		08/13/20	10,350,000	10,350,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004I		0.22%		10/02/20	21,090,000	21,090,000
RB (Kaiser Permanente) Series 2004I		0.50%		10/14/20	3,435,000	3,435,000
RB (Kaiser Permanente) Series 2004K		1.35%		08/11/20	28,890,000	28,890,000
RB (Kaiser Permanente) Series 2004K		0.50%		09/02/20	27,600,000	27,600,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/07/20	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/08/20	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/15/20	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2006D		0.25%		11/04/20	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2008C		0.16%		08/18/20	9,500,000	9,500,000
RB (Kaiser Permanente) Series 2008C		0.24%		11/03/20	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2009B-1		1.10%		09/02/20	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B3		0.93%		07/09/20	16,900,000	16,900,000
RB (Kaiser Permanente) Series 2009B3		1.10%		09/02/20	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B4		1.10%		09/03/20	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.24%		11/03/20	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		0.93%		09/03/20	5,000,000	5,000,000
Univ of California
CP Notes Series 2009A		1.15%		07/01/20	10,000,000	10,000,000
CP Notes Series 2009A		0.35%		08/06/20	11,000,000	11,000,000
CP Notes Series 2009A		0.22%		08/12/20	1,000,000	1,000,000
CP Notes Series 2009A		0.35%		08/17/20	11,000,000	11,000,000
CP Notes Series 2009A		0.35%		09/09/20	15,500,000	15,500,000
RB Series 2018O		5.00%		05/15/21	125,000	130,093
RBs Series 2016K		3.00%		05/15/21	145,000	148,382
						387,434,822
Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health) Series 2011A (ESCROW)		5.00%		02/01/21	2,160,000	2,212,721
Colorado Springs
Utilities System Refunding RBs Series 2011A		5.00%		11/15/20	250,000	254,324
Univ of Colorado
CP Notes Series A1		0.13%		07/02/20	28,065,000	28,065,000
						30,532,045
District of Columbia 0.3%
District of Columbia
Income Tax Secured RB Series 2012C		4.00%		12/01/20	500,000	507,839
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.35%	08/05/20	02/12/21	40,000,000	40,000,000
						40,507,839
Florida 4.2%
Florida Development Finance Corp
Surface Transportation Facility RB (Virgin Trains USA) Series 2019B (ESCROW)		0.55%		01/28/21	190,000,000	190,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.35%		07/02/20	29,366,000	29,366,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.17%		08/04/20	30,000,000	30,000,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.25%		07/09/20	11,000,000	11,000,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.19%		07/16/20	15,200,000	15,200,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.20%		08/13/20	10,000,000	10,000,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.20%		08/20/20	7,100,000	7,100,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.21%		08/20/20	6,700,000	6,700,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		1.10%		07/07/20	42,450,000	42,450,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.19%		08/03/20	20,000,000	20,000,000
Miami-Dade Cnty
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		0.33%		08/11/20	194,833,000	194,833,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/09/20	47,404,000	47,404,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.50%		11/06/20	27,000,000	27,000,000
						631,053,000
Georgia 1.2%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.62%		08/03/20	30,000,000	30,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J4 (LOC: BANK OF AMERICA NA)		0.62%		08/03/20	2,866,000	2,866,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.15%		07/13/20	8,500,000	8,500,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.25%		07/13/20	1,680,000	1,680,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.35%		07/13/20	5,363,000	5,363,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.20%		07/13/20	70,322,000	70,322,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.25%		07/13/20	5,650,000	5,650,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		1.10%		07/13/20	11,873,000	11,873,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.21%		08/06/20	13,828,000	13,828,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.47%		08/06/20	26,559,000	26,559,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L4 (LOC: JPMORGAN CHASE BANK NA)		0.50%		08/06/20	381,000	381,000
						177,022,000
Hawaii 0.0%
Hawaii
GO Bonds Series 2013EH		5.00%		08/01/20	3,885,000	3,898,854

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 0.4%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.35%		07/02/20	12,500,000	12,500,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.40%		08/05/20	10,417,000	10,417,000
RB (DePaul Univ) Series 2011A (ESCROW)		6.13%		04/01/21	20,770,000	21,594,867
RB (Univ of Chicago) Series 2011C (ESCROW)		5.50%		02/15/21	13,500,000	13,897,725
Metropolitan Water Reclamation District of Greater Chicago
ULT Refunding GO Bonds Series A		5.00%		12/01/20	5,500,000	5,598,645
						64,008,237
Kentucky 0.7%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2019		3.00%		10/23/20	61,850,000	62,164,679
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.22%		09/09/20	17,000,000	17,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		08/12/20	6,000,000	6,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.18%		09/02/20	8,000,000	8,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.21%		09/03/20	8,750,000	8,750,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/04/20	8,000,000	8,000,000
						109,914,679
Louisiana 0.2%
Louisiana
GO Bonds Series 2011A (ESCROW)		5.00%		09/01/20	8,000,000	8,056,280
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	7,000,000	7,000,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	20,000,000	20,000,000
						35,056,280
Maryland 1.0%
Baltimore Cnty
GO BANs Series 2020		4.00%		03/22/21	59,205,000	60,609,502
Metropolitan District GO Bonds 76th Issue		5.00%		02/01/21	1,250,000	1,280,873
Montgomery Cnty
BAN Series 2009A (LIQ: JPMORGAN CHASE BANK NA)		0.23%		07/22/20	20,000,000	20,000,000
BAN Series 2009B (LIQ: JPMORGAN CHASE BANK NA)		0.27%		07/08/20	30,000,000	30,000,000
BAN Series 2010A (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.23%		07/22/20	11,000,000	11,000,000
BAN Series 2010A (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.40%		07/22/20	18,500,000	18,500,000
RB (Trinity Health) Series 2013MD		0.26%		09/01/20	10,100,000	10,100,000
						151,490,375
Massachusetts 1.2%
Hingham
GO BAN 2020		2.50%		05/13/21	11,433,581	11,577,607
Massachusetts
GO Bonds Series 2014D1		1.05%		07/01/20	7,335,000	7,335,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		0.18%		07/28/20	30,000,000	30,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2011 K-6		5.00%		07/01/20	400,000	400,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.45%		08/04/20	14,660,000	14,660,000
RB (Partners HealthCare)Series 2008H2		0.98%		07/07/20	14,040,000	14,040,000
Revenue Notes (Harvard Univ) Series EE		1.06%		07/16/20	30,000,000	30,000,000
Nantucket
GO BAN		1.25%		11/13/20	7,704,313	7,722,024
Somerville
GO BAN Series A		2.00%		06/04/21	10,000,000	10,147,550
Westborough
GO BAN 2020		2.00%		03/29/21	39,845,144	40,347,039
Westport
GO School Construction BANs dated 5/22/2020		1.25%		11/03/20	11,000,000	11,022,250
						177,251,470
Michigan 1.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.26%		09/01/20	10,650,000	10,650,000
State Aid Revenue Notes Series 2019A (LOC: JPMORGAN CHASE BANK NA)		2.00%		08/20/20	45,500,000	45,557,007
Univ of Michigan
CP Notes Series K-1		0.32%		07/01/20	10,545,000	10,545,000
CP Notes Series K-1		0.17%		08/03/20	17,000,000	17,000,000
Extendable CP Notes Series K2		0.35%	07/01/20	01/26/21	8,225,000	8,225,000
Extendable CP Notes Series K2		0.17%	07/28/20	02/26/21	25,280,000	25,280,000
General RB Series 2009B		0.38%		07/09/20	28,950,000	28,950,000
General RB Series 2009B		0.26%		08/11/20	2,000,000	2,000,000
						148,207,007
Minnesota 0.2%
Minnesota
GO Bonds Series 2011A		5.00%		10/01/20	120,000	121,408
GO Bonds Series 2016D		5.00%		08/01/20	2,360,000	2,368,938
Refunding GO Bonds Series 2010D		5.00%		08/01/20	9,575,000	9,611,259
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.28%		08/10/20	20,000,000	20,000,000
						32,101,605
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		1.10%		08/03/20	12,840,000	12,840,000
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.15%		07/02/20	10,000,000	10,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.25%		07/07/20	18,000,000	18,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.00%		08/05/20	44,000,000	44,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.24%		09/17/20	6,000,000	6,000,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		0.15%		08/06/20	4,443,000	4,443,000
						82,443,000
New Jersey 0.1%
Hudson Cnty
BAN 2020		2.00%		12/08/20	3,000,000	3,013,187
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2020A1		2.00%		02/19/21	9,000,000	9,057,280
						12,070,467
New York 4.4%
Amityville UFSD
BAN 2020		4.00%		06/18/21	9,500,000	9,822,765
BAN Series 2020		1.75%		06/18/21	13,000,000	13,158,342
Brewster CSD
BAN 2019		2.00%		07/10/20	16,852,046	16,854,661
East Meadow NY Sch Dist
BAN Series C		1.75%		06/18/21	15,300,000	15,489,455
Garden City NY
BAN Series 2020A		5.00%		02/19/21	23,975,000	24,599,263
Lake Placid CSD
GO BANs Series 2020		1.75%		06/25/21	8,565,201	8,664,019
Longwood CSD
BAN Series 2020	a	1.75%		07/07/21	10,190,000	10,325,935
New Rochelle CSD
BAN Series 2020		1.75%		06/23/21	27,000,000	27,348,765
BAN Series 2020		2.00%		06/23/21	10,000,000	10,153,852
New York City
GO Bonds Fiscal 2011 Series B		5.00%		08/01/20	500,000	501,801
GO Bonds Fiscal 2016 Series A		5.00%		08/01/20	200,000	200,794
GO Bonds Fiscal 2016 Series C		5.00%		08/01/20	500,000	501,829
GO Bonds Fiscal 2017 Series C		4.00%		08/01/20	450,000	451,228
GO Bonds Fiscal 2018 Series 1		2.00%		08/01/20	100,000	100,151
GO Bonds Fiscal 2019 Series E		4.00%		08/01/20	350,000	350,941
GO Bonds Fiscal 2020 Series C		4.00%		08/01/20	50,290,000	50,433,668
GO Bonds Series 2008J7		5.00%		08/01/20	1,000,000	1,003,670
GO Bonds Series 2014B		5.00%		08/01/20	200,000	200,670
GO Bonds Series 2014G		5.00%		08/01/20	400,000	401,375
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2012 Series F1		5.00%		05/01/21	750,000	779,193
Future Tax Secured Sub Bonds Fiscal 2013 Series F		5.00%		02/01/21	230,000	235,761
Future Tax Secured Sub Bonds Fiscal 2016 Series C		5.00%		11/01/20	170,000	172,643
Future Tax Secured Sub Bonds Fiscal 2018 Series C1		5.00%		05/01/21	100,000	103,857
Future Tax Secured Sub Bonds Fiscal 2019 Series A-1		5.00%		08/01/20	250,000	250,979

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2019 Series B1		5.00%		08/01/20	4,000,000	4,013,617
Future Tax Secured Sub RB Fiscal 2011 Series C		5.00%		11/01/20	100,000	101,297
New York State Dormitory Auth
State Personal Income Tax RB series 2014C		5.00%		03/15/21	28,000,000	28,833,211
State Personal Income Tax RB Series 2016D		4.00%		02/15/21	200,000	203,896
State SalesTax RB series 2016A		5.00%		03/15/21	2,000,000	2,059,515
New York State Personal Income Tax Bonds
RAN SERIES 2020B	b	5.00%		03/31/21	235,000,000	242,813,002
New York State Power Auth
CP Series 2		0.27%		12/03/20	3,000,000	3,000,000
CP Series 2		0.28%		12/03/20	32,964,000	32,964,000
CP Series 2		0.40%		02/25/21	39,343,000	39,343,000
CP Series 2		0.40%		03/11/21	67,072,000	67,072,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013D		5.00%		03/15/21	2,000,000	2,054,287
State Personal Income Tax RB Series 2016A		5.00%		03/15/21	200,000	206,506
Penn Yan CSD
GO BAN 2019B		2.00%		07/17/20	8,912,440	8,914,589
Ravena-Coeymans-Selkirk CSD
GO BAN 2019		2.25%		08/14/20	18,512,440	18,532,860
Scotia-Glenville CSD
BAN 2019		2.15%		07/30/20	14,000,000	14,008,530
Tompkins Cnty
BAN Series 2020A		2.25%		02/19/21	5,000,000	5,034,918
						661,260,845
North Carolina 0.1%
North Carolina Eastern Municipal Power Agency
Power System RB Series 2012B (ESCROW)		5.00%		01/01/21	8,020,000	8,191,541
Ohio 0.5%
Franklin Cnty
Hospital Improvment Refunding RBs Series 2013		5.00%		05/15/21	235,000	244,466
RB (Trinity Health) Series 2013-OH		0.70%		08/03/20	13,495,000	13,495,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.18%		08/24/20	16,400,000	16,400,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.18%		08/24/20	25,810,000	25,810,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.22%		09/02/20	16,000,000	16,000,000
Hospital RB (Cleveland Clinic) Series 2012A		5.00%		01/01/21	100,000	102,327
						72,051,793
Oregon 0.6%
Port of Portland Airport
Portland International Airport 3rd Lien CP Series B (LOC: BANK OF AMERICA NA)		0.20%		07/23/20	90,100,000	90,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Auth
RB Series 2011A (ESCROW)		5.00%		05/03/21	6,000,000	6,211,228
RB Series 2011A (ESCROW)		5.13%		05/03/21	7,055,000	7,310,669
						13,521,897
South Carolina 0.4%
Charleston County SD
GO BAN Series 2020A		5.00%		11/16/20	52,195,000	53,033,927
Tennessee 0.6%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.24%		08/06/20	11,500,000	11,500,000
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.21%		08/18/20	5,125,000	5,125,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.26%		10/06/20	17,000,000	17,000,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.26%		10/07/20	50,000,000	50,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Ascension Health)		1.55%		11/03/20	860,000	864,141
						84,489,141
Texas 10.9%
Aldine ISD
ULT REfunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	300,000	307,617
Alief ISD
ULT Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	305,000	313,873
Arlington ISD
ULT School Building & Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	120,000	123,484
Boerne ISD
ULT Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	590,000	604,683
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.48%		08/03/20	28,315,000	28,315,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	360,000	369,023
Dallas
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.35%		07/28/20	40,000,000	40,000,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.20%		07/07/20	12,850,000	12,850,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.18%		07/07/20	23,600,000	23,600,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		0.35%		08/12/20	19,000,000	19,000,000
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/03/20	29,100,000	29,100,000
Sr Sub Lien Sales Tax Revenue CP Series I		0.45%		08/11/20	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallas ISD
ULT CP Notes Series A (LIQ: JPMORGAN CHASE BANK NA)		0.25%		10/05/20	10,000,000	10,000,000
ULT School Building Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	825,000	849,120
Dallas-Fort Worth Int’l Airport
Improvement RB Series 2013A (ESCROW)		5.00%		11/02/20	6,635,000	6,735,325
RB Series 2010A (ESCROW)		5.00%		11/02/20	14,450,000	14,652,296
Refunding RB Series 2012E (ESCROW)		5.00%		11/02/20	1,000,000	1,014,119
Denton ISD
ULT Refunding RB Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	2,345,000	2,359,075
El Paso ISD
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/20	180,000	180,488
Friendswood ISD
ULT Refunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	400,000	411,690
Frisco ISD
ULT School Building Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/20	490,000	492,117
Goose Creek ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	102,908
Grapevine-Colleyville ISD
ULT Building Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	250,000	251,450
Harris Cnty
GO CP Series C		0.15%		08/06/20	13,925,000	13,925,000
Toll Road Sr Lien Revenue CP Series E1 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.16%		07/09/20	10,000,000	10,000,000
Toll Road Sr Lien Revenue CP Series E2 (LOC: BARCLAYS BANK PLC)		0.27%		08/06/20	6,575,000	6,575,000
Toll Road Sr Lien Revenue CP Series E2 (LOC: BARCLAYS BANK PLC)		0.48%		08/06/20	11,600,000	11,600,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.17%		07/08/20	76,825,000	76,825,000
Refunding RB (Methodist Hospital) Series 2009C1		0.22%		08/04/20	78,500,000	78,500,000
Refunding RB (Methodist Hospital) Series 2009C2		1.17%		07/01/20	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		0.22%		08/04/20	28,445,000	28,445,000
Harris Cnty Flood Control District
CP Notes Series H (LIQ: JPMORGAN CHASE BANK NA)		0.38%		07/09/20	3,700,000	3,700,000
LTD CP Notes Series H (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/17/20	45,305,000	45,305,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.20%		07/23/20	8,000,000	8,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		08/13/20	18,000,000	18,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.23%		08/20/20	7,000,000	7,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.25%		08/20/20	36,500,000	36,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.22%		09/01/20	7,473,000	7,473,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.22%		09/02/20	9,000,000	9,000,000
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.17%		07/01/20	4,000,000	4,000,000
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.21%		07/01/20	3,400,000	3,400,000
Combined Utility System CP Series B4 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.17%		07/01/20	16,450,000	16,450,000
Combined Utility System CP Series B4 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.65%		07/30/20	11,500,000	11,500,000
GO CP Series E1 (LOC: CITIBANK NA)		1.02%		10/15/20	5,000,000	5,000,000
Hurst Euless Bedford ISD
ULT GO Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	4,015,000	4,036,543
Joshua ISD
ULT Refunding GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/20	370,000	371,446
Katy ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	1,500,000	1,538,685
Kilgore ISD
ULT School Building Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	102,901
Lewisville ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	900,000	905,037
Little Elm ISD
ULT School Building Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	180,000	180,878
Lower Colorado River Auth
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		0.21%		08/07/20	6,577,000	6,577,000
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		0.25%		10/06/20	15,370,000	15,370,000
McKinney ISD
ULT Refunding GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	1,120,000	1,153,434
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.06%		07/14/20	2,250,000	2,250,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.16%		08/10/20	1,000,000	1,000,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.65%		11/03/20	19,000,000	19,000,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.28%		12/08/20	12,000,000	12,000,000
ULT Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/20	6,165,000	6,189,279
Northside ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	205,000	206,012
ULT Refunding GO Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/20	250,000	250,625

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pearland ISD
ULT Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	460,000	473,455
Pharr-San Juan-Alamo ISD
ULT Refunding RB Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	200,000	204,644
Plano ISD
ULT Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	102,894
ULT Refunding Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	102,927
Port Neches-Groves ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	153,704
Round Rock ISD
ULT Go Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/20	150,000	150,503
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.00%		02/01/21	100,000	102,727
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.00%		08/04/20	21,030,000	21,030,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.15%		07/01/20	19,830,000	19,830,000
Santa Fe ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	153,709
Spring Branch ISD
LT Refunding GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	100,000	102,721
Texas
GO Bonds Series 2018A		5.00%		08/01/20	400,000	401,612
Refunding GO Bonds Series 2014		5.00%		10/01/20	140,000	141,646
TRAN 2019-2020	b	4.00%		08/27/20	249,700,000	250,747,049
TRAN 2019-2020		4.00%		08/27/20	125,735,000	126,274,066
Water Refunding Bonds Series 2019C		5.00%		08/01/20	110,000	110,439
Texas A&M Univ
CP Series B		0.40%		08/03/20	3,400,000	3,400,000
CP Series B		0.19%		09/14/20	23,800,000	23,800,000
CP Series B		0.20%		10/05/20	18,000,000	18,000,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Springs Apts) Series 2018 (ESCROW)		1.60%		11/02/20	3,310,000	3,310,000
Texas Public Finance Auth
CP Series 2019A		0.30%		08/18/20	20,740,000	20,740,000
Texas Transportation Commission
Refunding RB Series 2015		5.00%		10/01/20	2,185,000	2,210,845
State Highway Fund 1st Tier Refunding RB Series 2014A		5.00%		04/01/21	2,425,000	2,505,683
Texas Water Development Board
RB Series 2016		5.00%		04/15/21	150,000	154,635
Univ of Texas
CP Notes Series A		1.20%		07/01/20	25,000,000	25,000,000
CP Notes Series A		0.26%		08/03/20	22,000,000	22,000,000
CP Notes Series A		0.32%		08/04/20	24,000,000	24,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Notes Series A		0.19%		08/11/20	10,000,000	10,000,000
CP Notes Series A		0.17%		08/12/20	21,000,000	21,000,000
CP Notes Series A		0.19%		08/14/20	12,000,000	12,000,000
CP Notes Series A		0.14%		09/03/20	11,000,000	11,000,000
CP Notes Series A		0.16%		09/09/20	15,000,000	15,000,000
CP Notes Series A		0.18%		09/10/20	16,000,000	16,000,000
CP Notes Series A		1.20%		10/05/20	25,000,000	25,000,000
Refunding RB Series 2006C		5.00%		08/15/20	18,590,000	18,691,274
Refunding RB Series 2010B		3.00%		08/15/20	250,000	250,830
Refunding RB Series 2016H		5.00%		08/15/20	1,545,000	1,553,421
Revenue Financing CP Series A		1.14%		07/06/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.14%		07/07/20	20,000,000	20,000,000
Revenue Financing CP Series A		1.06%		07/08/20	2,000,000	2,000,098
Revenue Financing CP Series A		1.14%		07/08/20	25,000,000	25,000,000
Revenue Financing CP Series A		0.40%		08/05/20	22,000,000	22,000,000
Revenue Financing CP Series A		0.40%		08/06/20	15,000,000	15,000,000
Revenue Financing CP Series A		0.40%		08/07/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.18%		08/25/20	12,500,000	12,500,000
Revenue Financing CP Series A		1.18%		08/26/20	25,000,000	25,000,000
Revenue Financing CP Series A		0.25%		09/03/20	8,340,000	8,340,000
Revenue Financing CP Series A		0.40%		11/18/20	25,000,000	25,000,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.45%		08/06/20	14,500,000	14,500,000
						1,625,375,990
Utah 0.1%
Intermountain Power Agency
CP Series B-2 (LIQ: BANK OF AMERICA NA)		0.18%		08/05/20	5,640,000	5,640,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		0.50%		08/26/20	6,500,000	6,500,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		0.40%		08/05/20	2,780,000	2,780,000
						14,920,000
Vermont 0.0%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		0.25%		09/24/20	5,800,000	5,800,000
Virginia 0.2%
Fairfax Cnty
Public Improvement Refunding Bonds Series 2015C		5.00%		10/01/20	1,000,000	1,010,860
Public Improvemnt Bonds Series 2020A		3.00%		10/01/20	14,555,000	14,656,820
Virginia College Building Auth
Educational Facilities RB (21st Century College) Series 2016A		5.00%		02/01/21	12,000,000	12,293,109
						27,960,789
Washington 0.7%
Bellingham SD #501
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	2,000,000	2,034,870

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bethel SD #403
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/20	425,000	430,776
Central Valley SD #356
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	500,000	508,720
Chelan Cnty SD#228
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	130,000	132,550
East Valley SD #90
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	180,000	182,947
Edmonds SD #15
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	500,000	508,399
Evergreen SD #114
ULT Refunding GO Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/20	2,500,000	2,535,580
Issaquah SD #411
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	750,000	764,951
King Cnty
Refunding RB Series 2010 (ESCROW)		5.00%		07/01/20	28,580,000	28,580,000
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/20	465,000	471,163
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		0.48%		08/05/20	17,655,000	17,655,000
Snohomish SD #201
ULT GO Bonds Series 2011 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	150,000	152,518
Spokane & Whitman Cntys Sch Dist
ULT Refunding GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	500,000	509,758
Univ of Washington
General RB Series 2013		5.00%		07/01/20	500,000	500,000
Washington
GO Bonds Series 2005C (GTY: WASHINGTON (STATE OF))		0.29%		06/01/21	5,000,000	4,988,550
GO Refunding Bonds Series R-2020C		5.00%		01/01/21	3,000,000	3,062,150
GO Refunding Bonds Series R-2020D		4.00%		07/01/20	1,125,000	1,125,000
GO Refunding Bonds Series R-2020D		5.00%		01/01/21	260,000	265,386
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B		5.00%		07/01/20	41,360,000	41,360,000
Refunding GO Bonds Series 2012A		5.00%		07/01/20	550,000	550,000
						106,318,318
Wisconsin 0.3%
Wisconsin
GO Bonds Series 2011A (ESCROW)		5.00%		05/03/21	38,000,000	39,311,955
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.15%		08/04/20	9,072,000	9,072,000
						48,383,955
Total Fixed-Rate Municipal Securities
(Cost $4,999,940,999)						4,999,940,999

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 66.2% of net assets
Alabama 0.9%
Alabama HFA
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.23%		07/07/20	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	0.23%		07/07/20	1,995,000	1,995,000
Birmingham Water Works Board
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	d,e	0.17%	07/02/20	07/07/20	1,185,000	1,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	d,e	0.19%		07/07/20	20,000,000	20,000,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	d,e	0.24%		07/07/20	12,855,000	12,855,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.15%		07/07/20	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,000,000	4,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	c	0.21%		07/07/20	3,610,000	3,610,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	c	0.21%		07/07/20	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	c	0.16%		07/07/20	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	c	0.16%		07/07/20	22,500,000	22,500,000
Mobile Downtown Redevelopment Auth
Gulf Opportunity Zone RB (Austal US) Series 2011B (LOC: CITIBANK NA)	c,d	0.15%		07/07/20	7,295,000	7,295,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	c	0.20%		07/07/20	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	c	0.16%		07/07/20	15,000,000	15,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	c	0.19%		07/07/20	1,400,000	1,400,000
						138,955,000
Alaska 0.4%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	0.12%		07/07/20	6,300,000	6,300,000
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.12%		07/07/20	24,525,000	24,525,000
Home Mortgage RB Series 2007D (LIQ: FEDERAL HOME LOAN BANKS)	c	0.12%		07/07/20	1,000,000	1,000,000
Valdez
RB (Exxon Pipeline) Series 1985	c	0.12%		07/01/20	26,400,000	26,400,000
						58,225,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arizona 0.6%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015B (LOC: MUFG BANK LTD)	c	0.09%		07/01/20	3,460,000	3,460,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	1,700,000	1,700,000
Maricopa Cnty IDA
RB (Banner Health) Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.15%		07/01/20	22,900,000	22,900,000
RBs (Banner Health) Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.15%		07/01/20	22,900,000	22,900,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	c	0.21%		07/07/20	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	0.16%		07/07/20	39,000,000	39,000,000
						96,710,000
Arkansas 0.2%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	c	0.15%		07/07/20	24,000,000	24,000,000
California 1.7%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	0.27%		07/07/20	2,755,000	2,755,000
Bay Area Toll Auth
Toll Bridge RB Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.10%		07/07/20	700,000	700,000
Toll Bridge RB Series 2019C (LOC: BANK OF AMERICA NA)	c	0.08%		07/07/20	700,000	700,000
California
GO Bonds (LIQ: BANK OF AMERICA NA)	d,e	0.13%		07/07/20	4,580,000	4,580,000
GO Bonds Series 2003A2 (LOC: BANK OF MONTREAL)	c	0.05%		07/01/20	1,100,000	1,100,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	c	0.06%		07/07/20	51,935,000	51,935,000
GO Bonds Series 2004A1 (LOC: CITIBANK NA)	c	0.07%		07/01/20	18,400,000	18,400,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.07%		07/01/20	1,200,000	1,200,000
GO Bonds Series 2004A5 (LOC: CITIBANK NA)	c	0.05%		07/01/20	700,000	700,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.06%		07/07/20	9,385,000	9,385,000
GO Bonds Series 2004B1 (LOC: CITIBANK NA)	c	0.07%		07/01/20	1,100,000	1,100,000
GO Bonds Series 2004B2 (LOC: CITIBANK NA)	c	0.05%		07/01/20	4,500,000	4,500,000
GO Bonds Series 2004B3 (LOC: CITIBANK NA)	c	0.06%		07/01/20	1,050,000	1,050,000
GO Bonds Series 2004B5 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.06%		07/01/20	1,300,000	1,300,000
GO Bonds Series 2005B5 (LOC: MUFG UNION BANK NA)	c	0.06%		07/01/20	1,770,000	1,770,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	d,e	0.14%		07/07/20	10,000,000	10,000,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	d,e	0.14%		07/07/20	13,000,000	13,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)	c	0.10%		07/07/20	925,000	925,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	0.11%		07/07/20	10,000,000	10,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.28%		07/07/20	164,500	164,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	c	0.23%		07/07/20	1,680,000	1,680,000
RB (UCSF 2130 Third Street) Series 2017 (LIQ: BARCLAYS BANK PLC)	d,e	0.11%		07/07/20	4,600,000	4,600,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	d,e	0.12%		07/07/20	11,250,000	11,250,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)	c	0.10%		07/07/20	1,325,000	1,325,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	d,e	0.12%		07/07/20	7,500,000	7,500,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.28%	07/02/20	12/01/20	7,475,000	7,475,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF THE WEST)	c	0.08%		07/07/20	13,620,000	13,620,000
Power System RB Series 2001B5 (LIQ: TD BANK NA)	c	0.07%		07/07/20	500,000	500,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	c	0.08%		07/01/20	5,920,000	5,920,000
Water System RB Series 2001B1 (LIQ: ROYAL BANK OF CANADA)	c	0.07%		07/07/20	1,500,000	1,500,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	c,d	0.25%		07/07/20	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	c,d	0.23%		07/07/20	9,000,000	9,000,000
San Francisco Airport Commission
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	c	0.16%		07/07/20	21,545,000	21,545,000
San Francisco Bay Area Rapid Transit District
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	5,800,000	5,800,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	1,780,000	1,780,000
Southern California Metropolitan Water District
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.07%		07/01/20	8,100,000	8,100,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.15%		07/07/20	2,230,000	2,230,000
Limited Project RB Series 2018-O (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.13%		07/07/20	2,220,000	2,220,000
						248,309,500
Colorado 2.3%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	c	0.21%		07/07/20	33,200,000	33,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	c	0.22%		07/07/20	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	c	0.17%		07/07/20	6,130,000	6,130,000
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	9,560,000	9,560,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	d,e	0.15%		07/01/20	17,585,000	17,585,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	2,250,000	2,250,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	13,410,000	13,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	d,e	0.17%		07/07/20	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	16,500,000	16,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A3 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.14%		07/07/20	1,950,000	1,950,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	c	0.15%		07/07/20	7,230,000	7,230,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	c	0.15%		07/07/20	25,000,000	25,000,000
Colorado Springs
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.18%		07/07/20	46,555,000	46,555,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d,e	0.38%	07/02/20	12/01/20	4,000,000	4,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	2,380,000	2,380,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.30%	07/02/20	09/03/20	13,930,000	13,930,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	31,985,000	31,985,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.16%	07/02/20	07/07/20	8,000,000	8,000,000
Univ of Colorado Hospital Auth
RB Series 2019A	c	0.15%		07/07/20	22,775,000	22,775,000
Refunding RB Series 2017B-1	c	0.15%		07/07/20	47,480,000	47,480,000
Refunding RB Series 2017B-2	c	0.15%		07/07/20	8,820,000	8,820,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
						344,360,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Connecticut 0.4%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	c	0.14%		07/07/20	17,850,000	17,850,000
Housing Mortgage Finance Bonds Series 2019B2 (LIQ: BANK OF AMERICA NA)	c	0.17%		07/07/20	8,485,000	8,485,000
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	c	0.13%		07/07/20	3,500,000	3,500,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)	c	0.13%		07/07/20	26,570,000	26,570,000
						60,155,000
Delaware 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	d,e	0.18%		07/07/20	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	c	0.24%		07/07/20	5,185,000	5,185,000
						17,735,000
District of Columbia 0.4%
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	25,000,000	25,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	18,500,000	18,500,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	12,465,000	12,465,000
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	9,700,000	9,700,000
						65,665,000
Florida 2.2%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Brookside Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	5,555,000	5,555,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	c	0.21%		07/07/20	9,500,000	9,499,909
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	5,095,000	5,095,000
Broward Cnty
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.21%		07/07/20	3,750,000	3,750,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d,e	0.38%	07/02/20	09/01/20	4,000,000	4,000,000
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.24%		07/07/20	815,000	815,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	c	0.21%		07/07/20	3,340,000	3,340,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	c	0.18%		07/07/20	1,200,000	1,200,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.18%		07/07/20	3,700,000	3,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	7,100,000	7,100,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	9,715,000	9,715,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	c	0.20%		07/07/20	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	c	0.22%		07/07/20	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.19%		07/07/20	11,000,000	11,000,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	7,300,000	7,300,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	5,600,000	5,600,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	c	0.22%		07/07/20	3,255,000	3,255,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	6,130,000	6,130,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	4,635,000	4,635,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	4,200,000	4,200,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	3,645,000	3,645,000
Greater Orlando Aviation Auth
Airport Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d,e	0.38%	07/02/20	10/01/20	16,600,000	16,600,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.33%	07/02/20	09/01/20	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	c	0.21%		07/07/20	5,900,000	5,900,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	c	0.11%		07/01/20	14,650,000	14,650,000
RB (Baycare Health System) Series 2020C (LOC: TD BANK NA)	c	0.14%		07/07/20	17,000,000	17,000,000
Jacksonville
Health Care Refunding RB (Baptist Health) Series 2019D	c	0.12%		07/07/20	26,895,000	26,895,000
Health Care Refunding RB (Baptist Health) Series 2019E	c	0.12%		07/07/20	23,000,000	23,000,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.19%		07/07/20	3,605,000	3,604,968

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	9,100,000	9,100,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.20%		07/07/20	15,370,000	15,370,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: TD BANK NA)	c	0.14%		07/07/20	1,200,000	1,200,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.18%		07/07/20	9,020,000	9,020,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.16%		07/07/20	5,730,000	5,730,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	c	0.20%		07/07/20	7,080,000	7,080,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	c	0.20%		07/07/20	7,670,000	7,670,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.16%		07/07/20	7,685,000	7,685,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	0.27%		07/07/20	7,205,000	7,205,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	19,800,000	19,800,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	c	0.20%		07/07/20	2,710,000	2,710,000
Polk Cnty Housing Finance Auth
M/F Housing RB Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	6,400,000	6,400,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	c	0.22%		07/07/20	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	c	0.21%		07/07/20	6,140,000	6,140,000
						328,324,877
Georgia 2.5%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	21,790,000	21,790,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	4,660,000	4,660,000
Atlanta Airport
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.25%		07/07/20	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	6,000,000	6,000,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	7,020,000	7,020,000
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	6,460,000	6,460,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.23%		07/07/20	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.18%		07/07/20	9,200,000	9,200,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	c	0.24%		07/07/20	9,350,000	9,350,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		0.23%	07/02/20	10/01/20	135,280,000	135,280,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		0.25%	07/02/20	10/01/20	45,465,000	45,465,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	12,005,000	12,005,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	9,975,000	9,975,000
Paulding Cnty Hospital Auth
Revenue Anticipation Certifiicate (WellStar Health) Series 2012B (LOC: BANK OF AMERICA NA)	a,c	0.15%		07/07/20	48,650,000	48,650,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	c	0.18%		07/07/20	6,395,000	6,395,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.26%		07/07/20	3,340,000	3,340,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	1,300,000	1,300,000
						371,015,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,750,000	4,750,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	6,940,000	6,940,000
						18,690,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	0.21%		07/07/20	1,300,000	1,300,000
Idaho Housing & Finance Assoc
M/F Housing RB (Traditions at Boise Apts) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.14%		07/07/20	2,600,000	2,600,000
						3,900,000
Illinois 4.6%
Ascension Health
RB Series 2016C (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.16%		07/07/20	3,330,000	3,330,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	c	0.19%		07/07/20	5,185,000	5,185,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	c	0.29%		07/07/20	4,297,000	4,297,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	c	0.19%		07/07/20	7,940,000	7,940,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	c	0.17%		07/07/20	2,130,000	2,130,000
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)	c	0.13%		07/07/20	3,880,000	3,880,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	c	0.19%		07/07/20	50,000,000	50,000,000
OHare General Airport 3rd Lien RB Series 2005C (LOC: BANK OF AMERICA NA)	c	0.12%		07/07/20	400,000	400,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	d,e	0.21%		07/07/20	4,160,000	4,160,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.21%		07/07/20	12,670,000	12,670,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	c	0.19%		07/07/20	1,460,000	1,460,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	4,760,000	4,760,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	7,550,000	7,550,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	c	0.15%		07/07/20	11,925,000	11,925,000
RB (Carle Foundation) Series 2009C (LOC: NORTHERN TRUST COMPANY (THE))	c	0.11%		07/07/20	6,335,000	6,335,000
RB (CDH-Delnor Health System) Series 2011C (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	52,045,000	52,045,000
RB (Fenwick HS) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.11%		07/07/20	9,100,000	9,100,000
RB (Joan W. & Irving B. Harris Theater) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.12%		07/07/20	875,000	875,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.20%		07/07/20	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)	c	0.12%		07/07/20	39,585,000	39,585,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	0.19%		07/07/20	9,500,000	9,500,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	c	0.14%		07/01/20	63,075,000	63,075,000
RB (NorthShore Univ Health System) Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	12,400,000	12,400,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	1,500,000	1,500,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	19,080,000	19,080,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.12%		07/07/20	1,000,000	1,000,000
RB (The Carle Foundation) Series 2009 (LOC: JPMORGAN CHASE BANK NA)	c	0.12%		07/07/20	7,135,000	7,135,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	59,595,000	59,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	17,200,000	17,200,000
Refunding RB (Edward Hospital) Series 2008B2 (LOC: TD BANK NA)	c	0.14%		07/07/20	6,000,000	6,000,000
Refunding RB (Edward Hospital) Series 2008C (LOC: TD BANK NA)	c	0.14%		07/07/20	6,790,000	6,790,000
Refunding RB (OSF Healthcare) Series 2018 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.09%		07/01/20	2,700,000	2,700,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	0.43%		07/07/20	3,075,000	3,075,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	0.39%		07/07/20	2,735,000	2,735,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	16,000,000	16,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.25%	07/02/20	07/07/20	20,300,000	20,300,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.23%		07/07/20	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	d,e	0.15%		07/01/20	6,665,000	6,665,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	d,e	0.20%		07/07/20	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	20,435,000	20,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	7,340,000	7,340,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.25%		07/07/20	5,330,000	5,330,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.23%	07/02/20	07/07/20	7,500,000	7,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.23%		07/07/20	1,300,000	1,300,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	0.21%		07/07/20	14,670,000	14,670,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.30%		07/07/20	20,000,000	20,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	c	0.19%		07/07/20	5,000,000	5,000,000
Southwestern Illinois Development Auth
IDRB (Molinero Inc) Series 2010 (LOC: BMO HARRIS BANK NA)	c	0.14%		07/07/20	5,495,000	5,495,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	13,650,000	13,650,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	3,400,000	3,400,000
RB (ExxonMobil) Series 2001	c	0.14%		07/01/20	1,360,000	1,360,000
						692,752,000
Indiana 0.9%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	c	0.14%		07/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	c	0.14%		07/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	c	0.14%		07/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	c	0.14%		07/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	c	0.14%		07/07/20	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	c	0.17%		07/07/20	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	2,500,000	2,500,000
Hospital RB (Parkview Health System) Series 2009C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.11%		07/07/20	8,300,000	8,300,000
RB (Ascension Health) Series 2008E4	c	0.12%		07/07/20	720,000	720,000
Refunding RB (Trinity Health) Series 2008D1	c	0.13%		07/07/20	9,390,000	9,390,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	1,610,000	1,610,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	c	0.24%		07/07/20	24,200,000	24,200,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	c	0.24%		07/07/20	9,610,000	9,610,000
						131,330,000
Iowa 1.2%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	8,710,000	8,710,000
Midwestern Disaster Area RB (Cargill) Series 2009B	c	0.17%		07/07/20	58,947,000	58,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	c	0.17%		07/07/20	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	c	0.17%		07/07/20	77,200,000	77,200,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.17%		07/07/20	4,305,000	4,305,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		07/01/20	405,000	405,000
S/F Mortgage Bonds Series 2017D (LIQ: FEDERAL HOME LOAN BANKS)	c	0.12%		07/07/20	1,750,000	1,750,000
						182,817,000
Kansas 0.2%
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	7,875,000	7,875,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	c	0.18%		07/07/20	25,800,000	25,800,000
						33,675,000
Kentucky 0.6%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.17%		07/07/20	20,675,000	20,675,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	c	0.39%		07/07/20	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	c	0.18%		07/07/20	500,000	500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	c	0.18%		07/07/20	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	c	0.24%		07/07/20	4,400,000	4,400,000
Kentucky Economic Development Finance Auth
RB (CommonSprit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	2,575,000	2,575,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.21%		07/07/20	3,200,000	3,200,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.19%		07/07/20	9,550,000	9,550,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%	07/02/20	07/07/20	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.15%		07/07/20	1,800,000	1,800,000
Health System RB (Norton Healthcare) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	16,875,000	16,875,000
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.12%		07/01/20	4,925,000	4,925,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%	07/02/20	07/07/20	11,000,000	11,000,000
						95,765,000
Louisiana 0.3%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	c	0.27%		07/07/20	5,100,000	5,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,000,000	4,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.15%		07/07/20	7,910,000	7,910,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.23%		07/07/20	12,610,000	12,610,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.23%		07/07/20	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	1,940,000	1,940,000
						37,960,000
Maine 0.2%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	c	0.22%		07/07/20	705,000	705,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: CITIBANK NA)	c	0.16%		07/07/20	28,615,000	28,615,000
						29,320,000
Maryland 0.4%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/07/20	9,960,000	9,960,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	2,570,000	2,570,000
Maryland Community Development Administration
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	c	0.19%		07/07/20	7,990,000	7,990,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.18%		07/07/20	4,775,000	4,774,982
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.18%		07/07/20	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	d,e	0.18%		07/07/20	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.15%		07/07/20	900,000	900,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/07/20	8,890,000	8,890,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	6,620,000	6,620,000
						56,294,982
Massachusetts 0.9%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	4,220,000	4,220,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	1,195,000	1,195,000
GO Bonds Series 2020C (LIQ: BANK OF AMERICA NA)	d,e	0.19%		07/07/20	3,250,000	3,250,000
GO Refunding Bonds Series 2001C (LIQ: BARCLAYS BANK PLC)	c	0.13%	07/02/20	07/07/20	4,845,000	4,845,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.28%	07/02/20	08/20/20	21,725,000	21,725,000
Sr Sales Tax Bonds Series 2018A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.11%		07/07/20	3,900,000	3,900,000
Sr Sales Tax Bonds Series 2018A-2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.11%		07/07/20	2,830,000	2,830,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c,d	0.18%		07/07/20	27,360,000	27,360,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	3,465,000	3,465,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	17,005,000	17,005,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	d,e	0.30%		07/07/20	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	7,500,000	7,500,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	4,170,000	4,170,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/07/20	1,400,000	1,400,000
Massachusetts HFA
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	d,e	0.18%		07/07/20	2,425,000	2,425,000
Housing RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	2,895,000	2,895,000
Univ of Massachusetts Building Auth
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	8,325,000	8,325,000
						135,940,000
Michigan 2.6%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	c	0.24%		07/07/20	1,455,000	1,455,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.16%		07/07/20	19,220,000	19,220,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	d,e	0.16%		07/07/20	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	4,065,000	4,065,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,775,000	3,775,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	2,125,000	2,125,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	6,430,000	6,430,000
Michigan Housing Development Auth
Rental Housing RB Series 2002A (LOC: BANK OF AMERICA NA)	c	0.16%		07/07/20	15,000,000	15,000,000
Rental Housing RB Series 2008A (LOC: BARCLAYS BANK PLC)	c	0.16%		07/07/20	8,000,000	8,000,000
Rental Housing RB Series 2008C (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	5,650,000	5,650,000
Rental Housing RB Series 2008D (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	50,115,000	50,115,000
Rental Housing RB Series 2016 D (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	15,000,000	15,000,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	0.16%		07/07/20	7,500,000	7,500,000
Rental Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.17%		07/07/20	1,700,000	1,700,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	42,745,000	42,745,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	47,495,000	47,495,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	47,495,000	47,495,000
Michigan State Univ
General RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	d,e	0.15%		07/01/20	2,430,000	2,430,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	c	0.17%		07/07/20	35,975,000	35,975,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	c	0.21%		07/07/20	2,025,000	2,025,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	c	0.24%		07/07/20	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	c	0.21%		07/07/20	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	0.16%		07/07/20	19,845,000	19,845,000
Univ of Michigan
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.15%		07/07/20	4,000,000	4,000,000
						389,745,000
Minnesota 0.7%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	c	0.21%		07/07/20	8,000,000	8,000,000
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	0.16%		07/07/20	22,100,000	22,100,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	5,705,000	5,705,000
Grant Cnty Minn Indl Dev
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	c	0.17%		07/07/20	20,000,000	20,000,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	26,350,000	26,350,000
Moorehead Minnesota
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	c	0.16%		07/30/20	7,500,000	7,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	c	0.26%		07/07/20	4,675,000	4,675,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	c	0.17%		07/07/20	10,000,000	10,000,000
						109,895,000
Mississippi 0.6%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	c	0.11%		07/01/20	4,400,000	4,400,000
Port Facility Refunding RB (Chevron) Series 1993	c	0.11%		07/01/20	15,545,000	15,545,000
Mississippi
GO Bonds Series 2015F (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	6,000,000	6,000,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	c	0.13%		07/07/20	1,400,000	1,400,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	c	0.11%		07/01/20	8,815,000	8,815,000
IDRB (Chevron) Series 2007C	c	0.11%		07/01/20	12,300,000	12,300,000
IDRB (Chevron) Series 2010H	c	0.11%		07/01/20	8,275,000	8,275,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	d,e	0.16%	07/02/20	07/07/20	13,200,000	13,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.23%		07/07/20	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.23%		07/07/20	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	9,760,000	9,760,000
						90,055,000
Missouri 1.2%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.21%		07/07/20	2,160,000	2,160,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	c	0.22%		07/07/20	9,130,000	9,130,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	10,635,000	10,635,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: BANK OF AMERICA NA)	c	0.13%		07/01/20	8,900,000	8,900,000
Health Facilities RB (BJC Health) Series 2008A	c	0.12%		07/07/20	850,000	850,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	d,e	0.18%		07/07/20	17,500,000	17,500,000
RB (Ascension Health) Series 2003C-3	c	0.13%		07/07/20	35,675,000	35,675,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	c	0.36%		07/07/20	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	3,500,000	3,500,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	6,735,000	6,735,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.19%		07/07/20	4,330,000	4,330,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.45%		07/07/20	1,580,000	1,580,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.21%		07/07/20	4,135,000	4,135,000
						172,730,000
Nebraska 0.8%
Nebraska Investment Finance Auth
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	17,645,000	17,645,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	15,915,000	15,915,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	24,460,000	24,460,000
Washington Cnty
IDRB (Cargill) Series 2010	c	0.17%		07/07/20	25,480,000	25,480,000
RB (Cargill) Series 2019	c	0.18%		07/07/20	32,000,000	32,000,000
						115,500,000
Nevada 1.0%
Clark Cnty
Airport System RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	c	0.15%		07/07/20	29,100,000	29,100,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.20%		07/07/20	26,760,000	26,760,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.17%		07/07/20	47,615,000	47,615,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	d,e	0.15%		07/01/20	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	8,625,000	8,625,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	13,750,000	13,750,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	9,660,000	9,660,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	0.19%		07/07/20	600,000	600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	9,465,000	9,465,000
						153,380,000
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.22%	07/02/20	07/07/20	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.22%		07/07/20	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.22%		07/07/20	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c,d	0.22%		07/07/20	45,000,000	45,000,000
						128,500,000
New Jersey 0.6%
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	c	0.10%		07/07/20	900,000	900,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	2,200,000	2,200,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	d,e	0.30%	07/02/20	09/10/20	91,110,000	91,110,000
						94,210,000
New York 11.8%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	c	0.11%		07/07/20	12,400,000	12,400,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.21%		07/07/20	7,500,000	7,500,000
Transportation RB Series 2015E-3 (LOC: BANK OF AMERICA NA)	c	0.13%		07/01/20	8,020,000	8,020,000
Transportation RB Series 2015E4 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	11,040,000	11,040,000
Transportation Refunding Bonds Series 2012G1 (LOC: TD BANK NA)	c	0.10%		07/07/20	1,160,000	1,160,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	7,010,000	7,010,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	c	0.24%		07/07/20	3,510,000	3,510,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.13%		07/01/20	17,945,000	17,945,000
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	22,500,000	22,500,000
GO Bonds Fiscal 2006 Series I7 (LOC: BANK OF AMERICA NA)	c	0.10%		07/07/20	3,075,000	3,075,000
GO Bonds Fiscal 2008 Series J10 (LOC: MUFG BANK LTD)	c	0.11%		07/07/20	750,000	750,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	c	0.11%		07/07/20	29,740,000	29,740,000
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	c	0.11%		07/07/20	17,545,000	17,545,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	c	0.13%		07/01/20	56,910,000	56,910,000
GO Bonds Fiscal 2012 Series G3 (LOC: CITIBANK NA)	c	0.13%		07/07/20	13,870,000	13,870,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	c	0.13%		07/01/20	63,785,000	63,785,000
GO Bonds Fiscal 2012 Series G7 (LOC: MUFG BANK LTD)	c	0.12%		07/01/20	29,235,000	29,235,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	0.13%		07/01/20	55,235,000	55,235,000
GO Bonds Fiscal 2013 Series D&E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	c	0.11%		07/01/20	8,550,000	8,550,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F4 (LOC: MUFG BANK LTD)	c	0.12%		07/07/20	4,360,000	4,360,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.15%		07/01/20	50,000,000	50,000,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	c	0.15%		07/01/20	22,990,000	22,990,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	c	0.11%		07/01/20	500,000	500,000
GO Bonds Series I3 (LOC: CITIBANK NA)	c	0.15%		07/07/20	8,780,000	8,780,000
New York City Housing Development Corp
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	8,250,000	8,250,000
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	3,335,000	3,335,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,800,000	3,800,000
M/F Housing RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	2,500,000	2,500,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	8,330,000	8,330,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.16%		07/07/20	2,790,000	2,790,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.16%		07/07/20	4,100,000	4,100,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	c	0.13%		07/07/20	2,400,000	2,400,000
M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.13%		07/07/20	250,000	250,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	27,000,000	27,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	c	0.12%		07/07/20	6,000,000	6,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution System Fiscal 2015 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.14%		07/07/20	6,025,000	6,025,000
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	c	0.11%		07/01/20	15,915,000	15,915,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%	07/02/20	07/07/20	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	40,000,000	40,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2006 Series AA1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.13%		07/01/20	4,075,000	4,075,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	c	0.11%		07/01/20	9,320,000	9,320,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	17,350,000	17,350,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	d,e	0.16%	07/02/20	07/07/20	40,100,000	40,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%	07/02/20	07/07/20	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	c	0.12%		07/01/20	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	c	0.13%		07/01/20	40,420,000	40,420,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	c	0.11%		07/01/20	23,700,000	23,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	19,000,000	19,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.14%		07/01/20	32,590,000	32,590,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.14%		07/01/20	11,515,000	11,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: BANK OF MONTREAL)	c	0.11%		07/01/20	20,550,000	20,550,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	d,e	0.15%	07/02/20	07/07/20	11,250,000	11,250,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	18,750,000	18,750,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.21%		07/07/20	4,000,000	4,000,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 &2020A3 (LIQ: BANK OF AMERICA NA)	d,e	0.15%		07/07/20	48,675,000	48,675,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%	07/02/20	07/07/20	500,000	500,000
Future Tax Secured Bonds Fiscal 2001Series C (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	600,000	600,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	11,050,000	11,050,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	c	0.15%		07/02/20	90,040,000	90,040,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%	07/02/20	07/07/20	4,880,000	4,880,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	c	0.12%		07/01/20	22,500,000	22,500,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	c	0.13%		07/07/20	49,015,000	49,015,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	d,e	0.15%		07/01/20	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	16,150,000	16,150,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	39,840,000	39,840,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	15,010,000	15,010,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,945,000	3,945,000
Future Tax Secured Sub RB Fiscal 1999 Series A1 (LIQ: TD BANK NA)	c	0.11%		07/07/20	18,200,000	18,200,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	9,375,000	9,375,000
Recovery Bonds Fiscal 2003 Series 1A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.14%		07/07/20	850,000	850,000
Recovery Bonds Fiscal 2003 Series 3 (LOC: ROYAL BANK OF CANADA)	d,e	0.15%		07/01/20	16,000,000	16,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG-1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,470,000	3,470,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.30%)		0.43%	07/02/20	02/01/21	6,000,000	6,000,000
New York Health & Hospital Corp
Health System RB Series 2008D (LOC: JPMORGAN CHASE BANK NA)	c	0.12%		07/07/20	1,805,000	1,805,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	5,910,000	5,910,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	11,600,000	11,600,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	6,000,000	6,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	5,665,000	5,665,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	2,580,000	2,580,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	c	0.12%		07/07/20	4,050,000	4,050,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	4,250,000	4,250,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	200,000	200,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	47,270,000	47,270,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	26,400,000	26,400,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	13,100,000	13,100,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	11,000,000	11,000,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.14%		07/07/20	35,930,000	35,930,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.16%		07/07/20	7,235,000	7,235,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.16%		07/07/20	10,700,000	10,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.17%		07/07/20	20,100,000	20,100,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	29,400,000	29,400,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.14%		07/07/20	32,900,000	32,900,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.14%		07/07/20	2,600,000	2,600,000
Housing RB (Worth St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.17%		07/07/20	33,300,000	33,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	c	0.16%		07/01/20	1,010,000	1,010,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	c	0.17%		07/07/20	30,090,000	30,090,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/07/20	1,300,000	1,300,000
State Personal Income Tax RB Series 2004A3D (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/07/20	2,150,000	2,150,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	4,700,000	4,700,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	d,e	0.15%		07/01/20	20,450,000	20,450,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	7,500,000	7,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.21%	07/02/20	07/07/20	12,940,000	12,940,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.23%	07/02/20	07/07/20	4,200,000	4,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.21%		07/07/20	3,080,000	3,080,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.21%		07/07/20	1,660,000	1,660,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	d,e	0.21%		07/07/20	2,380,000	2,380,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	d,e	0.18%		07/07/20	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	d,e	0.27%		07/07/20	2,605,000	2,605,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	11,550,000	11,550,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.21%		07/07/20	10,845,000	10,845,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	4,330,000	4,330,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.12%		07/01/20	5,300,000	5,300,000
General Refunding RB Series 2002F (LOC: CITIBANK NA)	c	0.09%		07/01/20	15,905,000	15,905,000
General Refunding RB Series 2005B-2 (LOC: CITIBANK NA)	c	0.09%		07/01/20	14,345,000	14,345,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.13%		07/01/20	600,000	600,000
						1,756,520,000
North Carolina 0.4%
North Carolina
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	d,e	0.15%	07/02/20	07/07/20	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	d,e	0.17%		07/07/20	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	4,499,000	4,499,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	5,365,000	5,365,000
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	7,305,000	7,305,000
Helath Care Facilities RB (Novant Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	6,240,000	6,240,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	c	0.21%		07/07/20	885,000	885,000
Univ of North Carolina
RB (Univ of North Carolina Hospitals) Series 2019 (LIQ: BANK OF AMERICA NA)	d,e	0.20%		07/07/20	645,000	645,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	c	0.21%		07/07/20	7,000,000	7,000,000
						52,739,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	c	0.19%		07/07/20	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	c	0.19%		07/07/20	6,115,000	6,115,000
						13,115,000
Ohio 2.9%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO HARRIS BANK NA)	c	0.12%		07/07/20	1,000,000	1,000,000
Hospital RB (Summa Health) Series 2017B (LOC: BMO HARRIS BANK NA)	c	0.12%		07/07/20	46,225,000	46,225,000
Hospital RB (Summa Health) Series 2017C (LOC: BMO HARRIS BANK NA)	c	0.12%		07/07/20	5,350,000	5,350,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	30,610,000	30,610,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,000,000	4,000,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	2,665,000	2,665,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	c	0.12%		07/07/20	22,855,000	22,855,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009B (LIQ: BARCLAYS BANK PLC)	c	0.12%		07/07/20	23,320,000	23,320,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	c	0.11%		07/07/20	11,890,000	11,890,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D	c	0.11%		07/07/20	5,500,000	5,500,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	905,000	905,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	c	0.21%		07/07/20	7,690,000	7,690,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	3,165,000	3,165,000
Ohio
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%		07/01/20	9,050,000	9,050,000
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.11%		07/07/20	19,660,000	19,660,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	c	0.15%		07/07/20	1,575,000	1,575,000
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	3,450,000	3,450,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	4,530,000	4,530,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	c	0.17%		07/07/20	2,065,000	2,065,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	c	0.18%		07/07/20	11,915,000	11,915,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.30%	07/02/20	09/03/20	24,380,000	24,380,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	c	0.11%		07/07/20	29,100,000	29,100,000
Hospital RB (Cleveland Clinic Health System) Series 2019D2	c	0.15%		07/07/20	16,780,000	16,780,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	c	0.23%		07/07/20	49,500,000	49,500,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.33%	07/02/20	12/01/20	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c	0.11%		07/07/20	83,945,000	83,945,000
University Hospital Health Systems
RB Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.16%		07/07/20	3,935,000	3,935,000
						438,460,000
Oregon 0.3%
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.20%		07/07/20	7,360,000	7,360,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	0.21%		07/07/20	2,280,000	2,280,000
Portland
M/F Refunding RB (The Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.18%		07/07/20	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	d,e	0.16%		07/07/20	6,835,000	6,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.17%		07/07/20	7,800,000	7,800,000
						37,325,000
Pennsylvania 1.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	d,e	0.15%		07/01/20	1,900,000	1,900,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)	c	0.12%		07/07/20	33,350,000	33,350,000
Chester Cnty Health & Ed
Variable Rate Demand RBs Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	49,500,000	49,500,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		07/01/20	245,000	245,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.20%		07/07/20	2,775,000	2,775,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.22%		07/07/20	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	8,210,000	8,210,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	c	0.28%		07/07/20	3,435,000	3,435,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%		07/07/20	1,600,000	1,600,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%		07/07/20	1,250,000	1,250,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.43%		07/07/20	4,925,000	4,925,000
Pennsylvania HFA
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.23%		07/07/20	555,000	555,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	6,540,000	6,540,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	d,e	0.17%		07/07/20	10,290,000	10,290,000
S/F Mortgage RB Series 2019-129 (LIQ: BARCLAYS BANK PLC)	d,e	0.17%		07/07/20	3,330,000	3,330,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	d,e	0.15%		07/07/20	1,620,000	1,620,000
S/F Mortgage RB Series 2020-132B (LIQ: TD BANK NA)	c	0.14%		07/07/20	22,500,000	22,500,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.20%		07/07/20	4,300,000	4,300,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	6,905,000	6,905,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,000,000	3,000,000
						186,230,000
Rhode Island 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	9,450,000	9,450,000
South Carolina 0.7%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	d,e	0.16%	07/02/20	07/07/20	3,100,000	3,100,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	d,e	0.18%		07/07/20	24,665,000	24,665,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.14%		07/07/20	8,805,000	8,805,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	c	0.15%		07/07/20	33,265,000	33,265,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	c	0.22%		07/07/20	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.33%	07/02/20	10/01/20	3,000,000	3,000,000
						97,835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 0.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	c	0.18%		07/07/20	5,075,000	5,075,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	1,685,000	1,685,000
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	c	0.25%		07/07/20	600,000	600,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	d,e	0.18%		07/07/20	1,700,000	1,700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	1,700,000	1,700,000
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	2,250,000	2,250,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.18%		07/07/20	9,500,000	9,500,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.21%		07/07/20	6,225,000	6,225,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	c	0.15%		07/07/20	200,000	200,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	c	0.14%		07/07/20	12,550,000	12,550,000
						41,485,000
Texas 9.2%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%	07/02/20	07/07/20	7,500,000	7,500,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.22%		07/07/20	10,375,000	10,375,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	c	0.16%		07/07/20	27,750,000	27,750,000
RB (Formosa Plastics Corp) Series 2002 (LOC: CITIBANK NA)	c	0.17%		07/07/20	10,000,000	10,000,000
RB (Formosa Plastics Corp) Series 2004 (LOC: CITIBANK NA)	c	0.17%		07/07/20	13,775,000	13,775,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		07/07/20	16,000,000	16,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.18%		07/07/20	27,500,000	27,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.18%		07/07/20	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		07/07/20	3,400,000	3,400,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.17%		07/07/20	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.18%		07/07/20	32,300,000	32,300,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.19%		07/07/20	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	c	0.16%		07/07/20	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	c	0.16%		07/07/20	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	c	0.21%		07/07/20	1,490,000	1,490,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.21%		07/07/20	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.21%		07/07/20	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	d,e	0.16%		07/07/20	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	c	0.24%		07/07/20	31,000,000	31,000,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	0.28%		07/07/20	29,730,000	29,730,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	7,790,000	7,790,000
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	8,080,000	8,080,000
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	0.17%		07/07/20	19,765,000	19,765,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	c	0.21%		07/07/20	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	c	0.21%		07/07/20	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.21%		07/07/20	4,000,000	4,000,000
Harris Cnty
Go Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.18%		07/07/20	3,905,000	3,905,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Health) Series 2015A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.15%		07/01/20	13,925,000	13,925,000
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	12,650,000	12,650,000
Houston
Combined Utility System 1st Lien Refunding RB Series 2012A (LIQ: TD BANK NA)	c	0.12%		07/07/20	17,000,000	17,000,000
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
Joshua ISD
ULT GO Bonds 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	6,405,000	6,405,000
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	c	0.22%	07/01/20	07/07/20	13,600,000	13,600,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	7,000,000	7,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	0.28%		07/07/20	3,200,000	3,200,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,500,000	4,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.16%	07/02/20	07/07/20	2,895,000	2,895,000
System Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.33%		07/01/20	12,000,000	12,000,000
Northwest ISD
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,935,000	3,935,000
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	2,500,000	2,500,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2010A	c	0.26%		07/07/20	65,765,000	65,765,000
Exempt Facilities RB (Total USA) Series 2011	c	0.26%		07/07/20	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	c	0.26%		07/07/20	94,600,000	94,600,000
Exempt Facilities RB (Total USA) Series 2012A	c	0.26%		07/07/20	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	c	0.26%		07/07/20	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	c	0.26%		07/07/20	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2008	c	0.26%		07/07/20	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,200,000	3,200,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	0.17%		07/07/20	1,755,000	1,755,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	d,e	0.16%	07/02/20	07/07/20	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	10,500,000	10,500,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	800,000	800,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	6,250,000	6,250,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: BANK OF MONTREAL)	c	0.14%		07/07/20	3,000,000	3,000,000
Texas
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.20%		07/07/20	20,620,000	20,620,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	2,970,000	2,970,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	7,000,000	7,000,000
GO Bonds Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	35,430,000	35,430,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.15%		07/07/20	4,700,000	4,700,000
GO Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		07/07/20	10,450,000	10,450,000
GO Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	c	0.14%		07/07/20	54,140,000	54,140,000
GO Refunding Bonds Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	13,390,000	13,390,000
RB series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.18%		07/07/20	5,305,000	5,305,000
Veterans Bonds Series 2011B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	1,300,000	1,300,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	400,000	400,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	4,085,000	4,085,000
Veterans Bonds Series 2015A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.21%		07/07/20	915,000	915,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	5,780,000	5,780,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	c	0.17%		07/07/20	15,835,000	15,835,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS (STATE OF))	c	0.15%		07/07/20	16,645,000	16,645,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	c	0.17%		07/07/20	12,000,000	12,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2014B1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.14%		07/07/20	12,000,000	12,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	16,000,000	16,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.25%		07/07/20	1,785,000	1,785,000
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.25%		07/07/20	19,185,000	19,185,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.25%		07/07/20	17,720,000	17,720,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.25%		07/07/20	14,090,000	14,090,000
Texas Water Development Board
State Water Implementation Fund RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	8,940,000	8,940,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%	07/02/20	07/07/20	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	4,750,000	4,750,000
						1,366,100,000
Utah 0.9%
Intermountain Power Agency
Sub Power RB Series 2019 A-1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	2,280,000	2,280,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	c	0.30%		07/07/20	1,000,000	1,000,000
Murray
Hospital RB (IHC Health Services) Series 2003A	c	0.12%		07/07/20	32,695,000	32,695,000
Hospital RB (IHC Health Services) Series 2003B	c	0.12%		07/07/20	61,780,000	61,780,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	17,225,000	17,225,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.19%		07/07/20	10,800,000	10,800,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	c	0.16%		07/07/20	10,000,000	10,000,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.16%		07/07/20	655,000	655,000
						136,435,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 2.0%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	c	0.16%		07/07/20	4,810,000	4,810,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.16%		07/07/20	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	d,e	0.16%		07/07/20	6,980,000	6,980,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	d,e	0.15%		07/01/20	7,500,000	7,500,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	c	0.14%		07/01/20	17,525,000	17,525,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.16%		07/07/20	49,350,000	49,350,000
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.11%		07/07/20	10,895,000	10,895,000
Airport System Refunding RB Series 2011A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.17%		07/07/20	38,000,000	38,000,000
Airport System Refunding RB Series 2011A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.17%		07/07/20	11,220,000	11,220,000
Airport System Refunding RB Series 2011A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.17%		07/07/20	16,100,000	16,100,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	d,e	0.19%	07/02/20	07/07/20	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.25%		07/07/20	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	d,e	0.18%		07/07/20	5,000,000	5,000,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A	c	0.16%		07/07/20	29,330,000	29,330,000
Hospital Facilities Refunding RB (Sentara Health) Series 2016B	c	0.11%		07/07/20	22,875,000	22,875,000
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	19,295,000	19,295,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/07/20	4,600,000	4,600,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	5,625,000	5,625,000
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	6,750,000	6,750,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.11%		07/07/20	12,675,000	12,675,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: WELLS FARGO BANK NA)	c	0.11%		07/07/20	7,185,000	7,185,000
						297,815,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 1.9%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	5,720,000	5,720,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	2,250,000	2,250,000
King Cnty
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	d,e	0.16%	07/02/20	07/07/20	11,680,000	11,680,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.21%		07/07/20	3,690,000	3,690,000
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/20	9,500,000	9,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	c	0.19%		07/07/20	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.23%		07/07/20	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	c	0.21%		07/07/20	4,200,000	4,200,000
Seattle
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	5,930,000	5,930,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	9,840,000	9,840,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	8,375,000	8,375,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.16%		07/01/20	7,690,000	7,690,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.20%		07/07/20	4,620,000	4,620,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	9,910,000	9,910,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%	07/02/20	07/07/20	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	11,250,000	11,250,000
GO Bonds Series 2019T (LIQ: CITIBANK NA)	d,e	0.15%		07/07/20	2,475,000	2,475,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	2,325,000	2,325,000
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%	07/02/20	07/07/20	15,730,000	15,730,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	3,540,000	3,540,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (MultiCare Health) RB Series 2015A (LIQ: BARCLAYS BANK PLC)	d,e	0.16%		07/07/20	7,875,000	7,875,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)	c	0.12%		07/07/20	31,490,000	31,490,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	14,395,000	14,395,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	6,665,000	6,665,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.17%		07/07/20	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.17%		07/07/20	3,060,000	3,060,000
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	c	0.14%		07/07/20	1,800,000	1,800,000
						276,920,000
West Virginia 0.3%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	c	0.14%		07/07/20	40,000,000	40,000,000
Wisconsin 1.0%
Green Bay Redevelopment Auth
Exempt Facility Redevelopment RB (Green Bay Packaging Inc. Project) Series 2019 (LOC: WELLS FARGO BANK NA)	c	0.18%		07/07/20	65,470,000	65,470,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.14%		07/07/20	10,000,000	10,000,000
Sun Praire
Development RB (YMCA of Dane County) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.13%		07/07/20	2,340,000	2,340,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%	07/02/20	07/07/20	6,000,000	6,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.16%		07/07/20	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.17%		07/07/20	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%	07/02/20	07/07/20	5,275,000	5,275,000
RB (Marshfield Clinic Health) Series 2018A (LOC: BARCLAYS BANK PLC)	c	0.14%		07/01/20	1,700,000	1,700,000
RB (ThedaCare Inc) Series 2019 (LOC: BANK OF AMERICA NA)	d,e	0.18%		07/07/20	1,880,000	1,880,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	c	0.15%		07/07/20	1,100,000	1,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.22%		07/07/20	10,230,000	10,230,000
Home Ownership RB Series 2016C (LIQ: ROYAL BANK OF CANADA)	c	0.13%		07/07/20	900,000	900,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c	0.22%		07/07/20	4,185,000	4,185,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	c	0.22%		07/07/20	6,500,000	6,500,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.13%		07/07/20	1,000,000	1,000,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.17%		07/07/20	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.16%		07/07/20	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	6,435,000	6,435,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	5,675,000	5,675,000
						151,955,000
Wyoming 0.5%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	c	0.16%		07/01/20	4,000,000	4,000,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	c	0.16%		07/01/20	1,485,000	1,485,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	0.21%		07/07/20	32,700,000	32,700,000
Uinta Cnty
Refunding RB (Chevron USA) Series 1993	c	0.11%		07/01/20	38,750,000	38,750,000
						76,935,000
Other Investments 3.1%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W-7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.20%		07/07/20	96,000,000	96,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	c,d	0.18%		07/07/20	22,000,000	22,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	b,c,d	0.20%		07/07/20	43,100,000	43,100,000
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	c,d	0.20%		07/07/20	94,300,000	94,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	c,d	0.20%		07/07/20	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	c,d	0.20%		07/07/20	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.20%		07/07/20	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.20%		07/07/20	71,000,000	71,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.20%		07/07/20	12,600,000	12,600,000
						457,900,000
Total Variable-Rate Municipal Securities
(Cost $9,863,132,359)						9,863,132,359
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	All or a portion of this security is designated as collateral for delayed-delivery securities.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,494,383,500 or 23.4% of net assets.
e	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$14,863,073,358
Cash		7,066,189
Receivables:
Investments sold		77,000,856
Fund shares sold		62,607,413
Interest		34,810,576
Prepaid expenses	+	323,600
Total assets		15,044,881,992
Liabilities
Payables:
Investments bought		4,410,157
Investments bought — Delayed delivery		33,376,407
Investment adviser and administrator fees		2,261,486
Shareholder service fees		51,154
Fund shares redeemed		91,566,889
Distributions to shareholders		787,931
Accrued expenses	+	456,530
Total liabilities		132,910,554
Net Assets
Total assets		15,044,881,992
Total liabilities	–	132,910,554
Net assets		$14,911,971,438
Net Assets by Source
Capital received from investors		14,912,682,557
Total distributable loss		(711,119)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,689,880,257		2,689,311,475		$1.00
Ultra Shares	$12,222,091,181		12,219,493,108		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$74,288,521
Expenses
Investment adviser and administrator fees		23,440,209
Shareholder service fees:
Investor Shares		1,942,031
Registration fees		314,374
Portfolio accounting fees		170,924
Custodian fees		91,699
Transfer agent fees		58,688
Professional fees		42,278
Independent trustees’ fees		35,029
Shareholder reports		18,268
Other expenses	+	78,702
Total expenses		26,192,202
Expense reduction by CSIM and its affiliates	–	10,135,986
Net expenses	–	16,056,216
Net investment income		58,232,305
Realized Gains (Losses)
Net realized losses on investments		(165,670)
Increase in net assets resulting from operations		$58,066,635

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$58,232,305	$198,247,102
Net realized gains (losses)	+	(165,670)	290,546
Increase in net assets from operations		58,066,635	198,537,648
Distributions to Shareholders1
Sweep Shares		—	(1,948,912)
Investor Shares		(8,490,259)	(31,159,583)
Ultra Shares	+	(49,740,311)	(165,138,607)
Total distributions		($58,230,570)	($198,247,102)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	1,312,772,498
Investor Shares		2,815,313,974	3,707,739,060
Ultra Shares	+	11,107,244,062	16,903,070,828
Total shares sold		13,922,558,036	21,923,582,386
Shares Reinvested
Sweep Shares		—	1,914,559
Investor Shares		6,535,463	22,146,021
Ultra Shares	+	38,747,950	124,600,834
Total shares reinvested		45,283,413	148,661,414
Shares Redeemed
Sweep Shares		—	(3,340,871,592)
Investor Shares		(2,806,412,405)	(3,790,649,295)
Ultra Shares	+	(11,934,077,055)	(16,765,583,895)
Total shares redeemed		(14,740,489,460)	(23,897,104,782)
Net transactions in fund shares		(772,648,011)	(1,824,860,982)
Net Assets
Beginning of period		15,684,783,384	17,509,353,820
Total decrease	+	(772,811,946)	(1,824,570,436)
End of period		$14,911,971,438	$15,684,783,384
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34% [5]	1.19%	1.20% [4]	0.48%	0.12%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35%	0.35%	0.42% [7]	0.34% [8]	0.08% [8]
Gross operating expenses	0.52% [6]	0.52%	0.51%	0.55%	0.57%	0.57%
Net investment income (loss)	0.67% [6]	1.17%	1.14%	0.48%	0.13%	0.01%
Net assets, end of period (x 1,000,000)	$1,134	$1,273	$1,128	$632	$519	$403

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 35.8% of net assets
Alabama 0.2%
Huntsville Healthcare Auth
CP		0.20%		08/06/20	2,000,000	2,000,000
Alaska 0.4%
Alaska Housing Finance Corp
GO Bonds Series 2011A (ESCROW)		5.00%		12/01/20	2,100,000	2,137,085
Anchorage
GO TAN 2020		1.50%		12/18/20	1,950,000	1,957,643
						4,094,728
California 0.8%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004I		0.50%		10/14/20	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/07/20	1,220,000	1,216,753
RB (Kaiser Permanente) Series 2008C		0.16%		08/18/20	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2009B6		0.93%		09/03/20	2,000,000	2,000,000
Univ of California
CP Notes Series 2009A		1.15%		07/01/20	3,900,000	3,900,000
						9,116,753
District of Columbia 0.9%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.35%	08/05/20	02/12/21	10,000,000	10,000,000
Florida 0.5%
Florida Dept of Transportation
Bridge Construction Bonds Series 2015A		5.00%		07/01/20	2,000,000	2,000,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.35%		07/02/20	4,000,000	4,000,000
						6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 2.2%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.15%		07/13/20	24,000,000	24,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L4 (LOC: JPMORGAN CHASE BANK NA)		0.42%		08/06/20	1,162,000	1,162,000
						25,162,000
Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.70%		08/03/20	7,000,000	7,000,000
Illinois 1.7%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.40%		08/05/20	15,612,000	15,612,000
RB (DePaul Univ) Series 2011A (ESCROW)		6.13%		04/01/21	2,230,000	2,318,563
RB (Univ of Chicago) Series 2011C (ESCROW)		5.50%		02/15/21	1,000,000	1,029,461
Metropolitan Water Reclamation District of Greater Chicago
ULT Refunding GO Bonds Series A		5.00%		12/01/20	500,000	508,968
						19,468,992
Kentucky 1.2%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2019		3.00%		10/23/20	3,000,000	3,015,014
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.22%		09/09/20	3,000,000	3,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		08/12/20	4,000,000	4,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.18%		09/02/20	2,000,000	2,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/04/20	2,000,000	2,000,000
						14,015,014
Louisiana 0.7%
Louisiana
GO Bonds Series 2011A (ESCROW)		5.00%		09/01/20	2,000,000	2,014,070
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	5,500,000	5,500,000
						7,514,070
Maryland 0.5%
Baltimore Cnty
GO BANs Series 2020		4.00%		03/22/21	3,895,000	3,984,024
Montgomery Cnty
BAN Series 2010A (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.40%		07/22/20	2,000,000	2,000,000
						5,984,024
Massachusetts 1.2%
Boston Water & Sewer Commission
CP BAN Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.21%		09/03/20	3,160,000	3,160,000
Massachusetts
GO Refunding Bonds Series 2014C		5.00%		08/01/20	100,000	100,398

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		0.18%		07/28/20	5,000,000	5,000,000
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/20	200,000	200,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/20	425,000	425,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.45%		08/04/20	1,000,000	1,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B		5.00%		08/15/20	75,000	75,393
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (ESCROW)		5.00%		08/15/20	15,000	15,079
Massachusetts Water Resources Auth
Refunding RB Series 2019G		5.00%		08/01/20	170,000	170,651
Westport
GO School Construction BANs dated 5/22/2020		1.25%		11/03/20	3,750,000	3,757,585
						13,904,106
Michigan 0.7%
Michigan Finance Auth
State Aid Revenue Notes Series 2019A (LOC: JPMORGAN CHASE BANK NA)		2.00%		08/20/20	7,935,000	7,943,756
Minnesota 0.0%
Minnesota
GO Bonds Series 2010B		5.00%		08/01/20	285,000	286,125
Nevada 0.6%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.15%		07/02/20	3,000,000	3,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.25%		07/07/20	4,000,000	4,000,000
						7,000,000
New Jersey 0.8%
Hudson Cnty
BAN 2020		2.00%		12/08/20	1,000,000	1,004,396
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2019C1		2.50%		09/18/20	4,890,000	4,900,867
Cnty-Guaranteed Pooled Notes Series 2020A1		2.00%		02/19/21	3,286,000	3,306,914
						9,212,177
New York 7.6%
Amityville UFSD
BAN 2020		4.00%		06/18/21	4,500,000	4,652,888
BAN Series 2020		1.75%		06/18/21	1,000,000	1,012,180
East Meadow NY Sch Dist
BAN Series C		1.75%		06/18/21	1,700,000	1,721,051
Garden City NY
BAN Series 2020A		5.00%		02/19/21	4,000,000	4,104,152
Madison Cnty
BAN 2019		1.75%		07/31/20	4,000,000	4,001,493

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Rochelle CSD
BAN Series 2020		1.75%		06/23/21	3,000,000	3,038,752
BAN Series 2020		2.00%		06/23/21	2,515,000	2,553,694
New York City
GO Bonds Fiscal 2012 Series B		5.00%		08/01/20	450,000	451,663
GO Bonds Fiscal 2014 Series 1		5.00%		08/01/20	165,000	165,560
GO Bonds Fiscal 2020 Series C		4.00%		08/01/20	6,245,000	6,262,301
GO Bonds Series 2015 1		5.00%		08/01/20	3,015,000	3,026,064
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2013 Series F		5.00%		02/01/21	300,000	307,143
Future Tax Secured Sub Bonds Fiscal 2013 Series G		5.00%		11/01/20	100,000	101,362
Future Tax Secured Sub Bonds Fiscal 2015 Series C		5.00%		11/01/20	200,000	202,694
Recovery RB Series 2003 Subseries 13		5.00%		11/01/20	250,000	253,658
New York State Dormitory Auth
State Personal Income Tax RB Series 2017A		5.00%		02/15/21	400,000	411,439
New York State Personal Income Tax Bonds
RAN SERIES 2020B		5.00%		03/31/21	22,000,000	22,731,430
New York State Power Auth
CP Series 2		0.27%		12/03/20	5,973,000	5,973,000
CP Series 2		0.28%		12/03/20	7,949,000	7,949,000
CP Series 2		0.40%		02/25/21	3,000,000	3,000,000
CP Series 2		0.40%		03/11/21	5,000,000	5,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013D		5.00%		03/15/21	125,000	128,095
North Tonawanda SD
BAN 2019		1.50%		08/21/20	8,120,000	8,122,876
Port Auth of New York & New Jersey
Consolidated Bonds 209th Series		5.00%		07/15/20	750,000	751,353
						85,921,848
Ohio 0.9%
Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2017A		5.00%		01/01/21	200,000	204,701
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.22%		09/02/20	4,000,000	4,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.40%		02/01/21	5,675,000	5,675,000
						9,879,701
Pennsylvania 0.2%
Pennsylvania Higher Educational Facilities Auth
RB Series 2011A (ESCROW)		5.00%		05/03/21	1,785,000	1,847,840
Pennsylvania State Univ
RB Series 2020 E		5.00%		03/01/21	430,000	441,961
						2,289,801
South Carolina 0.4%
Charleston County SD
GO BAN Series 2020A		5.00%		11/16/20	4,805,000	4,882,230

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 3.1%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.21%		08/18/20	2,000,000	2,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.26%		10/06/20	33,000,000	33,000,000
						35,000,000
Texas 8.9%
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.48%		08/03/20	14,185,000	14,185,000
Cypress-Fairbanks ISD
ULT Refunding BUliding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	154,390
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		0.35%		08/12/20	11,000,000	11,000,000
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		0.22%		09/03/20	2,000,000	2,000,000
Dallas-Fort Worth Int’l Airport
RB Series 2010A (ESCROW)		5.00%		11/02/20	1,550,000	1,571,700
Ennis ISD
ULT Refunding Go Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	200,000	201,175
Fort Worth ISD
ULT Refunding Building Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	102,921
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.17%		07/08/20	8,000,000	8,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.22%		08/04/20	7,500,000	7,500,000
Harris Cnty Flood Control District
LT CP Notes Series H (LIQ: JPMORGAN CHASE BANK NA)		0.25%		09/17/20	950,000	950,000
Henderson ISD
ULT Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/20	375,000	375,921
Little Elm ISD
ULT Refunding GO Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/20	135,000	135,459
Lower Colorado River Auth
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		0.25%		10/06/20	1,100,000	1,100,000
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.16%		08/10/20	1,000,000	1,000,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.65%		11/03/20	2,000,000	2,000,000
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.10%		07/06/20	1,200,000	1,200,000
Socorro ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/20	600,000	603,001
Spring ISD
ULT Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/20	100,000	100,391

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
Refunding GO Bonds Series 2011		4.00%		10/01/20	125,000	126,167
Refunding GO Bonds Series 2014		5.00%		10/01/20	2,075,000	2,095,988
TRAN 2019-2020		4.00%		08/27/20	30,050,000	30,177,155
Univ of Texas
CP Notes Series A		0.17%		08/12/20	4,000,000	4,000,000
Revenue Financing CP Series A		1.14%		07/07/20	5,000,000	5,000,000
Revenue Financing CP Series A		0.40%		08/05/20	3,000,000	3,000,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.45%		08/06/20	4,000,000	4,000,000
						100,579,268
Utah 0.1%
Intermountain Power Agency
CP Series B1 (LIQ: BANK OF AMERICA NA)		0.50%		08/26/20	1,500,000	1,500,000
Virginia 0.4%
Fairfax Cnty
Public Improvement Refunding Bonds Series 2014B		5.00%		10/01/20	2,000,000	2,024,039
Public Improvemnt Bonds Series 2020A		3.00%		10/01/20	1,000,000	1,006,962
Virginia College Building Auth
Educational Facilities RB (21st Century College) Series 2016A		5.00%		02/01/21	1,540,000	1,577,616
						4,608,617
Washington 0.8%
Auburn SD #408
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/20	100,000	101,521
Edmonds SD #15
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	200,000	203,316
Grant & Douglas Cnty SD
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/20	200,000	203,043
Kent SD #415
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	2,940,000	2,988,070
King Cnty
Refunding RB Series 2010 (ESCROW)		5.00%		07/01/20	3,090,000	3,090,000
North Thurston Public Schools
ULT Refunding GO Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	125,000	127,045
Northshore SD #417
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	110,000	111,824
Snohomish SD #2
ULT GO Refunding Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/20	200,000	203,971
Washington
GO Refunding Bonds Series R-2015G		4.00%		07/01/20	100,000	100,000
GO Refunding Bonds Series R-2017C		5.00%		08/01/20	1,500,000	1,505,522
Refunding GO Bonds Series R-2013C		5.00%		07/01/20	115,000	115,000
						8,749,312

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 0.4%
Wisconsin
GO Bonds Series 2011A (ESCROW)		5.00%		05/03/21	4,000,000	4,138,101
Total Fixed-Rate Municipal Securities
(Cost $406,250,623)						406,250,623

Variable-Rate Municipal Securities 64.6% of net assets
Alabama 2.8%
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	2,415,000	2,415,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	0.17%	07/02/20	07/07/20	8,900,000	8,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	c	0.16%		07/07/20	20,000,000	20,000,000
						31,315,000
Arizona 0.9%
Maricopa Cnty IDA
RB (Banner Health) Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.15%		07/01/20	4,000,000	4,000,000
RBs (Banner Health) Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.15%		07/01/20	5,600,000	5,600,000
						9,600,000
Colorado 2.2%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.17%		07/07/20	2,000,000	2,000,000
Hospital RB (AdventHealth) Series 2019A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	4,000,000	4,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,b	0.16%		07/07/20	10,310,000	10,310,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	0.30%	07/02/20	09/03/20	7,415,000	7,415,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	1,260,000	1,260,000
						24,985,000
Connecticut 0.9%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	c	0.28%		07/07/20	10,055,000	10,055,000
District of Columbia 0.5%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.18%		07/07/20	985,000	985,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.17%		07/07/20	5,000,000	5,000,000
						5,985,000
Florida 1.0%
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	c	0.20%		07/07/20	2,205,000	2,205,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	0.16%		07/07/20	7,500,000	7,500,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	a,b	0.20%		07/07/20	2,000,000	2,000,000
						11,705,000
Georgia 1.2%
Atlanta
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	a,b	0.16%		07/07/20	12,270,000	12,270,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	0.16%		07/07/20	1,500,000	1,500,000
						13,770,000
Illinois 6.0%
Illinois Finance Auth
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	c	0.15%		07/07/20	1,370,000	1,370,000
RB (Centegra Health) Series 2012 (LIQ: BARCLAYS BANK PLC)	a,b	0.16%	07/02/20	07/07/20	17,050,000	17,050,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.20%		07/07/20	3,500,000	3,500,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	c	0.14%		07/01/20	5,305,000	5,305,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.17%		07/07/20	2,000,000	2,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,b	0.24%		07/07/20	6,665,000	6,665,000
Illinois Toll Highway Auth
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,b	0.15%		07/01/20	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	0.20%		07/07/20	4,165,000	4,165,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	5,575,000	5,575,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	0.34%		07/07/20	3,100,000	3,100,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.25%		07/07/20	3,200,000	3,200,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.25%		07/07/20	2,635,000	2,635,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	7,000,000	7,000,000
						68,335,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana 2.6%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	c	0.18%		07/07/20	28,500,000	28,500,000
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.15%		07/01/20	1,000,000	1,000,000
						29,500,000
Iowa 3.3%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,b	0.16%	07/02/20	07/07/20	21,000,000	21,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	c	0.17%		07/07/20	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	c	0.17%		07/07/20	5,000,000	5,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	0.16%		07/07/20	10,000,000	10,000,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		07/01/20	25,000	25,000
						37,415,000
Kentucky 0.1%
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	1,500,000	1,500,000
Maryland 1.5%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/07/20	3,690,000	3,690,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	6,080,000	6,080,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	7,255,000	7,255,000
						17,025,000
Massachusetts 0.0%
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	a,b	0.16%		07/07/20	90,000	90,000
Michigan 1.7%
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series A 2017 MI & 2013 MI-2 (LIQ: BANK OF AMERICA NA)	a,b	0.16%		07/07/20	4,075,000	4,075,000
Michigan State Univ
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	a,b	0.18%		07/07/20	1,915,000	1,915,000
Michigan Strategic Fund
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	0.16%		07/07/20	10,700,000	10,700,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	2,983,500	2,983,500
						19,673,500

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.4%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	c	0.11%		07/01/20	4,155,000	4,155,000
Missouri 0.4%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	a,b	0.18%		07/07/20	4,000,000	4,000,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	0.22%		07/07/20	670,000	670,000
						4,670,000
New Jersey 2.1%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.18%		07/07/20	18,630,000	18,630,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	a,b	0.30%	07/02/20	09/10/20	3,000,000	3,000,000
New Jersey Turnpike Auth
RB Series 2017G (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	a,b	0.28%		07/01/20	2,000,000	2,000,000
						23,630,000
New York 10.8%
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.13%		07/01/20	700,000	700,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	a,b	0.15%		07/07/20	4,665,000	4,665,000
New York City Municipal Water Finance Auth
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	c	0.11%		07/01/20	11,510,000	11,510,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	a,b	0.15%		07/07/20	6,000,000	6,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	0.15%		07/01/20	17,720,000	17,720,000
New York City Transitional Finance Auth
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 &2020A3 (LIQ: BANK OF AMERICA NA)	a,b	0.15%		07/07/20	8,175,000	8,175,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	c	0.15%		07/02/20	860,000	860,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	c	0.12%		07/01/20	2,530,000	2,530,000
Recovery Bonds Fiscal 2003 Series 3 (LOC: ROYAL BANK OF CANADA)	a,b	0.15%		07/01/20	1,000,000	1,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.30%)		0.43%	07/02/20	02/01/21	3,000,000	3,000,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	a,b	0.16%		07/07/20	11,250,000	11,250,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	0.16%		07/07/20	9,000,000	9,000,000
State Sales Tax RB Series 2018E (LIQ: ROYAL BANK OF CANADA)	a,b	0.16%		07/07/20	12,360,000	12,360,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.17%		07/07/20	2,000,000	2,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	0.16%		07/07/20	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	0.16%		07/07/20	16,300,000	16,300,000
Port Auth of New York & New Jersey
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.17%		07/07/20	1,755,000	1,755,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	3,985,000	3,985,000
						121,810,000
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	500	500
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	2,660,000	2,660,000
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	a,b	0.18%		07/07/20	11,630,000	11,630,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	5,805,000	5,805,000
						20,095,500
North Dakota 0.1%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	840,000	840,000
Ohio 0.3%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		07/07/20	2,905,000	2,905,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	850,000	850,000
						3,755,000
Oregon 0.7%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	c	0.17%		07/07/20	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	0.21%		07/07/20	4,515,000	4,515,000
						7,515,000
Pennsylvania 1.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	8,765,000	8,765,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	a,b	0.15%		07/01/20	1,935,000	1,935,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)	c	0.12%		07/07/20	15,000	15,000
Chester Cnty Health & Ed
Variable Rate Demand RBs Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	3,000,000	3,000,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		07/01/20	20,000	20,000
Southcentral General Auth
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.18%		07/07/20	6,460,000	6,460,000
						20,195,000
South Carolina 0.7%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	3,030,000	3,030,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	a,b	0.18%		07/07/20	3,335,000	3,335,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	0.33%	07/02/20	10/01/20	2,000,000	2,000,000
						8,365,000
Tennessee 0.7%
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	c	0.28%		07/07/20	400,000	400,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	a,b	0.18%		07/07/20	7,000,000	7,000,000
						7,400,000
Texas 11.1%
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	0.19%		07/07/20	16,270,000	16,270,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Health) Series 2015A (LOC: JPMORGAN CHASE BANK NA)	a,b	0.15%		07/01/20	4,420,000	4,420,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	0.16%		07/07/20	12,500,000	12,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	0.15%		07/01/20	11,180,000	11,180,000
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	0.16%		07/07/20	7,200,000	7,200,000
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	0.17%		07/07/20	6,750,000	6,750,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	c	0.26%		07/07/20	21,315,000	21,315,000
Exempt Facilities RB (Total USA) Series 2012A	c	0.26%		07/07/20	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	c	0.26%		07/07/20	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.21%		07/07/20	1,800,000	1,800,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	a,b	0.16%	07/02/20	07/07/20	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		07/07/20	6,000,000	6,000,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	a,b	0.17%		07/07/20	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	6,250,000	6,250,000
						126,240,000
Utah 0.4%
Intermountain Power Agency
Sub Power RB Series 2019 A-1 (LIQ: ROYAL BANK OF CANADA)	a,b	0.16%		07/07/20	1,585,000	1,585,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	a,b	0.16%		07/07/20	1,920,000	1,920,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	0.17%		07/07/20	1,350,000	1,350,000
						4,855,000
Virginia 1.1%
Fairfax Cnty IDA
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,b	0.16%		07/07/20	3,330,000	3,330,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	0.18%		07/07/20	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	7,500,000	7,500,000
						12,830,000
Washington 2.3%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	2,930,000	2,930,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	c	0.18%		07/07/20	2,860,000	2,860,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.16%		07/01/20	3,960,000	3,960,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%		07/07/20	6,670,000	6,670,000
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	0.16%		07/07/20	7,475,000	7,475,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	a,b	0.18%		07/07/20	2,000,000	2,000,000
						25,895,000
Wisconsin 1.8%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	c	0.16%		07/07/20	9,800,000	9,800,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	a,b	0.18%		07/07/20	4,000,000	4,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.16%	07/02/20	07/07/20	6,665,000	6,665,000
						20,465,000
Other Investment 3.4%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	a,c	0.18%		07/07/20	39,000,000	39,000,000
Total Variable-Rate Municipal Securities
(Cost $732,669,000)						732,669,000
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $512,914,000 or 45.2% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,138,919,623
Cash		6,014
Receivables:
Interest		3,678,887
Fund shares sold		448,317
Prepaid expenses	+	45,434
Total assets		1,143,098,275
Liabilities
Payables:
Investments bought		5,380,000
Investment adviser and administrator fees		306,683
Fund shares redeemed		3,081,311
Distributions to shareholders		6,455
Accrued expenses	+	130,875
Total liabilities		8,905,324
Net Assets
Total assets		1,143,098,275
Total liabilities	–	8,905,324
Net assets		$1,134,192,951
Net Assets by Source
Capital received from investors		1,134,304,597
Total distributable loss		(111,646)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,134,192,951		1,133,743,861		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$6,471,624
Expenses
Investment adviser and administrator fees		2,180,894
Shareholder service fees:
Investor Shares		952,750
Portfolio accounting fees		53,211
Registration fees		38,090
Independent trustees’ fees		20,633
Professional fees		19,714
Custodian fees		7,285
Transfer agent fees		4,982
Shareholder reports		4,461
Other expenses	+	8,082
Total expenses		3,290,102
Expense reduction by CSIM and its affiliates	–	1,066,999
Net expenses	–	2,223,103
Net investment income		4,248,521
Realized Gains (Losses)
Net realized losses on investments		(11,985)
Increase in net assets resulting from operations		$4,236,536

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$4,248,521	$14,653,498
Net realized gains (losses)	+	(11,985)	112,034
Increase in net assets from operations		4,236,536	14,765,532
Distributions to Shareholders1
Sweep Shares		—	(697,208)
Investor Shares	+	(4,248,521)	(13,956,290)
Total distributions		($4,248,521)	($14,653,498)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	258,781,633
Investor Shares	+	1,100,915,008	1,341,844,000
Total shares sold		1,100,915,008	1,600,625,633
Shares Reinvested
Sweep Shares		—	692,823
Investor Shares	+	3,379,333	10,294,889
Total shares reinvested		3,379,333	10,987,712
Shares Redeemed
Sweep Shares		—	(1,013,028,156)
Investor Shares	+	(1,242,833,598)	(1,208,096,495)
Total shares redeemed		(1,242,833,598)	(2,221,124,651)
Net transactions in fund shares		(138,539,257)	(609,511,306)
Net Assets
Beginning of period		1,272,744,193	1,882,143,465
Total decrease	+	(138,551,242)	(609,399,272)
End of period		$1,134,192,951	$1,272,744,193
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab AMT Tax-Free Money Fund offers one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	68%	75%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11% (JPMorgan Chase Bank NA)	12% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.35%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares*	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Investor Shares	0.35%	0.35%
Ultra Shares*	0.19%	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.
During the period ended June 30, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$10,135,986	$10,125,208
Schwab AMT Tax-Free Money Fund	1,066,999	1,066,999
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$873,242,356	$—
Schwab AMT Tax-Free Money Fund	161,266,883	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$14,863,073,358	$1,138,919,623
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$547,184	$99,661
Total	$547,184	$99,661
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax-exempt income	$198,247,102	$14,653,498
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that, with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Notes

Notes

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
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Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-18
00247430

Semiannual Report  |  June 30, 2020
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

California
California’s decade-long period of economic growth ended with the onset of the COVID-19 pandemic and resulting disruption to the economy. Near-term, the state’s record level of financial reserves, as well as federal COVID-19 aid, are helping cushion the recessionary impact of the containment efforts on the state’s financial position, although half its reserves may be depleted by June 2021, the end of the state’s fiscal year.
The state’s major taxes were running ahead of forecast through the first eight months of fiscal 2020 (ended June 30, 2020). The trend quickly reversed, however, as COVID-19 containment efforts led to a decline in sales and use taxes and the three-month extension of the tax filing deadline to July reduced personal income tax collections. California estimates it closed fiscal 2020 with reserves of $19 billion, down 6% ($1 billion) from the original budget estimate. Reserves included $16 million in the rainy day fund, equal to 11% of annual spending.
State personal income taxes and sales and use taxes are the state’s leading revenues, both of which are highly vulnerable in the current environment. The enacted fiscal 2021 budget projects personal income taxes and sales and use taxes will decline 19% and 17%, respectively, from fiscal 2020. The accuracy of such projections, however, depends on the duration and severity of the COVID-19 pandemic-induced economic recession. Total general fund revenues are projected to be $130 billion, a decline of $10 billion, which represents the state’s lowest level of revenues since fiscal 2017. The budget does not increase taxes, but generates $4 billion of additional tax revenue through a three year suspension of net operating losses and a limitation on the amount of allowable business tax credits. In addition, the budget taps half of the state’s rainy day fund, or nearly $8 billion, to help reduce the need for deeper cuts. General fund support for K-12 education is projected to decline 12% to $48 billion, largely by deferring the payment of a portion of aid payments to fiscal 2022. Higher education and other government services are also reduced. The budget includes a provision to restore much of the K-12 and some other program funding to the extent the federal government provides additional stimulus.
California lost approximately 2.6 million jobs from the beginning of the recession in March 2020 through June 2020, a 14.1% decline in jobs that exceeded the national average. California’s unemployment rate jumped from 3.9% in February 2020 to 16.4% in April. As businesses began to reopen, the unemployment rate declined to 14.9% in June.
Most of the state’s counties had strong financial positions entering into the recession, aided from growth in their property tax bases and other revenues during the long economic expansion period. Property taxes are a major source of revenues for California counties and are not as economically sensitive as many other types of revenues. Los Angeles County has been one of the hardest hit counties in the state in terms of COVID-19 cases and job losses. Nevertheless, local property taxes, state and federal aid, and strong reserves should help Los Angeles County weather the near-term impact of the recession.
With its large and diverse economy, California’s credit quality is expected to remain strong notwithstanding the recent spike in unemployment. At the end of the reporting period, the state’s general obligation ratings were Aa2 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA from Fitch Ratings. All three rating agencies maintained stable outlooks on their ratings.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State was the early epicenter of the COVID-19 outbreak in the U.S. The State mandated restrictive measures to contain the spread of the virus, including closure of non-essential businesses and travel bans, significantly depressing economic activities. As a result, the unemployment rate in New York State spiked to 15.1% in April 2020, the highest monthly rate in the State’s history, and tax receipts plummeted. The State estimates the economic fallout from the COVID-19 pandemic to be the most severe it has faced.
The COVID-19 pandemic’s economic impact caused significant revenue shortfalls for the State’s fiscal 2021 budget (April 1, 2020 through March 31, 2021) necessitating deep expenditure cuts. The State’s fiscal 2021 budget gap totals $13 billion, which the State plans to remedy with $8 billion in lower funding for localities, school districts, and higher education, departmental savings, COVID-19 federal funding, and the use of $553 million in reserves. The State is currently deliberating the details of the cuts in state aid, which could result in as much as 20% to 50% reductions to local governments and school districts. Every State department budget, with limited exceptions for facility operations and public health and safety, has also been lowered by 10%. After the implementation of the gap closing measures, the State estimates that its fund balance at the end of fiscal 2021 will equal $6.7 billion, down 25% from the previous year.
Similar to other states, New York State has received federal assistance to cover COVID-19 related expenses and higher Medicaid funding, but limited direct aid to replace lost tax receipts. Any additional federal government support would help alleviate the State’s budgetary pressure.
In addition to closing a large deficit in the fiscal 2021 budget, the State also faced liquidity challenges due to the deferral of the State’s income tax payment deadline from April 15 to July 15 to correspond with the extension of the federal tax filing date. The change in tax filing date delayed approximately $9 billion of personal income tax collections from April to July 2020. Moreover, the State projected the COVID-19 pandemic and the attendant economic disruptions would reduce tax receipts by another $3 billion in the first quarter of fiscal 2021. To address its cash flow shortfalls, the State issued $4.5 billion of intra-fiscal year short-term notes.
The State’s fiscal 2021 budget closing measures rely heavily on reductions in aid to local governments and school districts. Coupled with lower local revenues (sales tax and personal income tax) due to reduced economic activity, New York State local governments and school districts will face financial challenges in fiscal 2021. Some school districts, due to their heavy reliance on State funding, may either be forced to cut staffing levels or request increases in local property tax levies to maintain existing staffing and programs.
The State’s economic outlook remains highly uncertain given the unknown duration of the COVID-19 pandemic. The abrupt halt of economic activities has led to layoffs and furloughs, most pronounced in the retail and hospitality sectors. The New York State Department of Budget’s latest update projects a 7.5% decline in employment in calendar 2020 and a 7.2% decline in wages in the current fiscal year.
New York State remained a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt was rated Aa1 by Moody’s Investor Service and AA+ by both Fitch Ratings and S&P Global Ratings. Moody’s Investor Service and Fitch Ratings changed their outlooks to negative from stable in April 2020, citing the State’s considerable economic and fiscal uncertainty brought on by the COVID-19 pandemic. S&P Global Ratings maintained a stable outlook.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and from muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2020, was a volatile one for muni money market securities. As the short-term U.S. Treasury yield curve became increasingly inverted in January and February reflecting expectations of lower rates throughout 2020, demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. By the end of April, SIFMA yields had fallen to 0.22% before ending the reporting period at 0.13%.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) decreased slightly, beginning the reporting period at 32 days and ending the reporting period at 30 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a high of 33 days in mid-March and a low of 21 days in April, May, and June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab California Municipal Money Fund
Investor Shares
Ticker Symbol	SWKXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.18%
Seven-Day Effective Yield (with waivers)[2]	0.01%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and from muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2020, was a volatile one for muni money market securities. As the short-term U.S. Treasury yield curve became increasingly inverted in January and February reflecting expectations of lower rates throughout 2020, demand for muni money market securities increase. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. By the end of April, SIFMA yields had fallen to 0.22% before ending the reporting period at 0.13%.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) was increased, beginning the reporting period at 31 days and ending the reporting period at 37 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 21 days in mid and late April and a high of 40 days in late June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	37 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New York Municipal Money Fund
Investor Shares
Ticker Symbol	SWYXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.24%
Seven-Day Effective Yield (with waivers)[2]	0.01%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 8.82%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,003.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.16	$1.76
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,003.30	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.16	$1.76

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by the 366 days of the fiscal year.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.31% [5]	1.10%	1.10% [4]	0.45%	0.12%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6],[7]	0.35%	0.35%	0.42% [8]	0.33% [7]	0.07% [7]
Gross operating expenses	0.49% [6]	0.49%	0.49%	0.53%	0.55%	0.56%
Net investment income (loss)	0.63% [6]	1.08%	1.12%	0.48%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$5,134	$6,168	$5,526	$1,453	$784	$678

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 43.1% of net assets
California 43.1%
California
GO Bonds		5.00%		08/01/20	1,725,000	1,731,511
GO Bonds		5.00%		09/01/20	1,075,000	1,082,831
GO Bonds		3.00%		10/01/20	895,000	899,867
GO Bonds		5.00%		10/01/20	17,965,000	18,170,535
GO Bonds		5.00%		11/01/20	100,000	101,570
GO Bonds		5.00%		02/01/21	400,000	410,946
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.40%		07/29/20	6,795,000	6,795,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.25%		08/10/20	21,800,000	21,800,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.30%		08/06/20	6,790,000	6,790,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.21%		09/08/20	10,000,000	10,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.50%		07/15/20	10,000,000	10,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.47%		07/21/20	8,990,000	8,990,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.28%		08/06/20	20,000,000	20,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.20%		09/16/20	18,350,000	18,350,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.25%		07/14/20	21,500,000	21,500,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.20%		08/12/20	5,800,000	5,800,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.29%		08/12/20	15,000,000	15,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		0.18%		07/02/20	18,000,000	18,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.20%		08/04/20	18,550,000	18,550,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.21%		07/30/20	10,000,000	10,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.20%		08/20/20	15,000,000	15,000,000
GO Refunding Bonds		5.00%		08/01/20	1,600,000	1,605,883
Refunding GO Bonds		4.00%		09/01/20	250,000	251,592
Refunding GO Bonds Series 2012		4.00%		02/01/21	250,000	255,470
California Dept of Water Resources
RB Series 2011N		5.00%		05/01/21	2,755,000	2,856,213
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.25%		07/01/20	37,500,000	37,500,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.20%		07/02/20	25,000,000	25,000,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.17%		07/09/20	5,000,000	5,000,000
12
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.20%		08/03/20	9,279,000	9,279,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.33%		08/03/20	3,500,000	3,500,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.25%		08/05/20	40,224,000	40,224,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.18%		08/06/20	7,985,000	7,985,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.21%		08/14/20	2,235,000	2,235,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.21%		08/04/20	14,034,000	14,034,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.24%		08/06/20	20,010,000	20,010,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.25%		09/10/20	6,100,000	6,100,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.25%		09/16/20	25,309,000	25,309,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.18%		09/24/20	46,613,000	46,613,000
California Health Facilities Financing Auth
RB (Childrens Hospital Los Angeles) Series 2010A (ESCROW)		5.25%		07/01/20	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006E		1.35%		08/11/20	36,000,000	36,000,000
RB (Kaiser Permanente) Series 2006E		0.50%		10/08/20	9,220,000	9,220,000
Refunding RB (Stanford Hospital) Series 2008B2-1		0.92%		07/06/20	9,175,000	9,175,000
Refunding RB (Stanford Hospital) Series 2008B2-2		0.65%		08/14/20	18,525,000	18,525,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.12%		07/07/20	38,392,000	38,392,000
RB Series 2013A		5.00%		11/01/20	985,000	1,000,679
RB Series 2017A		4.00%		11/01/20	1,170,000	1,184,427
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.25%		09/10/20	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/07/20	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/08/20	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2004K		0.50%		10/15/20	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2006D		0.93%		07/09/20	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2006D		0.25%		11/04/20	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2008C		0.93%		07/09/20	39,000,000	39,000,000
RB (Kaiser Permanente) Series 2008C		0.16%		08/18/20	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B3		0.93%		07/09/20	6,600,000	6,600,000
RB (Kaiser Permanente) Series 2009B3		0.25%		11/04/20	19,000,000	19,000,000
RB (Kaiser Permanente) Series 2009B4		1.10%		09/03/20	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		0.93%		09/03/20	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B6		0.93%		09/03/20	9,250,000	9,250,000
Contra Costa Water District
Extendible CP		0.27%	10/14/20	03/19/21	33,000,000	33,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.30%	08/05/20	02/12/21	10,000,000	10,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.28%		07/06/20	7,645,000	7,645,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.14%		08/05/20	9,505,000	9,505,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.25%		08/05/20	12,000,000	12,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.15%		09/02/20	8,455,000	8,455,000
13
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		09/03/20	9,415,000	9,415,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.40%		08/04/20	20,000,000	20,000,000
Fresno Cnty
TRAN 2020-2021	(a)	5.00%		06/30/21	35,000,000	36,659,450
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.25%		09/30/20	30,500,000	30,500,000
Los Angeles
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		0.45%		08/04/20	5,000,000	5,000,000
Los Angeles CCD
GO Bonds Series F		5.00%		08/01/20	200,000	200,801
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.28%		08/10/20	7,000,000	7,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.20%		09/01/20	2,830,000	2,830,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.29%		08/12/20	5,000,000	5,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.20%		09/01/20	5,950,000	5,950,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		0.28%		08/10/20	8,000,000	8,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		0.30%		07/08/20	5,200,000	5,200,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		0.20%		08/04/20	12,667,000	12,667,000
Sr Sales Tax Refunding RB Series 2013A		5.00%		07/01/20	12,985,000	12,985,000
Los Angeles Dept of Airports
Sub Revenue CP Series A3 (LOC: WELLS FARGO BANK NA)		1.30%		07/01/20	7,469,000	7,469,000
Sub Revenue CP Series A3 (LOC: WELLS FARGO BANK NA)		0.16%		08/12/20	4,345,000	4,344,791
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.20%		08/12/20	1,324,000	1,323,964
Los Angeles Dept of Water & Power
RB Series 2011A		5.00%		07/01/20	375,000	375,000
Water System RBs Series 2011A		5.00%		07/01/20	100,000	100,000
Los Angeles Harbor Dept
RB & Refunding RB Series 2014A		5.00%		08/01/20	5,065,000	5,081,232
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.20%		08/03/20	3,300,000	3,300,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.31%		08/03/20	17,500,000	17,500,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.12%		08/20/20	4,500,000	4,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.30%		07/02/20	15,000,000	15,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.00%		07/30/20	1,000,000	1,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.20%		07/30/20	23,500,000	23,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.33%		07/30/20	1,250,000	1,250,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.20%		08/03/20	3,375,000	3,375,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.31%		08/03/20	12,800,000	12,800,000
14
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.31%		08/10/20	7,500,000	7,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.10%		08/14/20	2,500,000	2,500,000
Los Angeles USD
GO Bonds Election 2008 Series 2016A		4.00%		07/01/21	275,000	285,010
GO Refunding Bonds Series 2016A		5.00%		07/01/20	2,620,000	2,620,000
Napa Valley USD
TRAN 2020-2021	(a)	4.00%		02/26/21	5,000,000	5,118,100
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.17%		08/12/20	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.46%		08/03/20	41,075,000	41,075,000
CP Series A (LOC: BANK OF AMERICA NA)		0.46%		08/03/20	20,000,000	20,000,000
Riverside Cnty
TRAN Series 2020	(a)	4.00%		06/30/21	47,300,000	49,030,234
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.22%		09/01/20	13,083,000	13,083,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.19%		09/17/20	25,046,000	25,046,000
Sub Sales Tax Revenue Notes Series 2018A		4.00%		04/01/21	1,330,000	1,358,099
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.33%		07/02/20	29,100,000	29,100,000
CP Series 10 (LIQ: BANK OF THE WEST)		1.20%		07/06/20	23,900,000	23,900,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.12%		07/01/20	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.33%		08/03/20	10,120,000	10,120,000
Extendible CP Series 1		0.37%	08/05/20	02/01/21	27,500,000	27,500,000
Extendible CP Series 1		0.32%	08/26/20	02/05/21	12,500,000	12,500,000
Extendible CP Series 1		0.26%	09/02/20	02/26/21	5,231,000	5,231,000
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		0.19%		09/01/20	4,511,000	4,511,000
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		0.70%		09/01/20	6,434,000	6,434,000
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		0.75%		09/01/20	5,368,000	5,368,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.25%		07/01/20	37,107,000	37,107,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)	0.35%		07/07/20	78,150,000	78,150,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.35%		07/07/20	42,211,000	42,211,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.20%		09/03/20	21,635,000	21,635,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.18%		07/22/20	12,500,000	12,500,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.20%		07/22/20	86,872,000	86,872,000
Water CP Series A3 (LOC: BARCLAYS BANK PLC)		0.18%		07/08/20	30,000,000	30,000,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		0.35%		08/12/20	33,018,000	33,018,000
San Juan USD
GO Bonds Series 2019		4.00%		08/01/20	4,275,000	4,288,768
15
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Barbara USD
TRAN 2020-2021	(a)	3.00%		06/30/21	3,950,000	4,059,731
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		0.45%		07/13/20	5,410,000	5,410,000
CP Series A (LOC: MUFG BANK LTD)		0.35%		08/06/20	8,980,000	8,980,000
Santa Cruz Cnty
TRAN 2019-2020		4.00%		07/01/20	25,000,000	25,000,000
Southern California Metropolitan Water District
Refunding GO Bonds Series 2014A		5.00%		03/01/21	1,150,000	1,182,541
Refunding RB Series 2011B		4.00%		07/01/20	100,000	100,000
Refunding RB Series 2014A		5.00%		07/01/20	100,000	100,000
Refunding RB Series 2018B		5.00%		01/01/21	250,000	255,290
Univ of California
CP Notes Series 2009A		0.95%		07/06/20	10,000,000	10,000,000
CP Notes Series 2009A		0.75%		07/07/20	15,500,000	15,500,000
CP Notes Series 2009A		0.55%		08/04/20	25,696,000	25,696,000
CP Notes Series 2009A		0.22%		08/12/20	7,000,000	7,000,000
CP Notes Series 2009A		0.20%		08/18/20	43,000,000	43,000,000
CP Notes Series 2009A		1.14%		08/18/20	14,650,000	14,650,000
CP Notes Series 2009A	(b)	0.18%		09/03/20	68,000,000	68,000,000
CP Notes Series 2009A		0.33%		09/08/20	8,500,000	8,500,000
CP Notes Series 2009A		0.25%		10/15/20	5,250,000	5,250,000
General RB Series 2011AB		5.00%		05/15/21	100,000	104,048
Medical Center Pooled RB Series 2016L		5.00%		05/15/21	135,000	140,490
Ventura Cnty
TRAN Series 2019-2020	(b)	5.00%		07/01/20	58,000,000	58,000,000
TRANs	(a)	4.00%		06/30/21	64,000,000	66,426,880
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.80%		07/06/20	21,431,000	21,431,000
West Basin Municipal Water District
CP (LOC: BANK OF THE WEST)		0.37%		08/06/20	5,000,000	5,000,000
Western Placer USD
TRANS	(a)	5.00%		06/30/21	7,000,000	7,335,090
Total Fixed-Rate Municipal Securities
(Cost $2,210,504,043)						2,210,504,043

Variable-Rate Municipal Securities 60.1% of net assets
California 60.1%
ABAG Finance Auth
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.21%		07/07/20	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.11%		07/07/20	1,600,000	1,600,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	(c)	0.17%		07/07/20	1,325,000	1,325,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	(c)	0.27%		07/07/20	2,855,000	2,855,000
16
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(c)	0.27%		07/07/20	2,755,000	2,755,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	(c)	0.27%		07/07/20	865,000	865,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	(c)	0.27%		07/07/20	1,690,000	1,690,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	(c)	0.22%		07/07/20	880,000	880,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	(c)	0.22%		07/07/20	1,490,000	1,490,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	(d),(e)	0.11%		07/07/20	4,440,000	4,440,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	5,500,000	5,500,000
Antelope Valley CCD
GO Bonds Series 2016 B (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	1,600,000	1,600,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	22,400,000	22,400,000
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	9,310,000	9,310,000
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(c)	0.04%		07/07/20	35,030,000	35,030,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	40,000,000	40,000,000
Toll Bridge RB Series 2019A (LOC: BANK OF AMERICA NA)	(c)	0.06%		07/07/20	3,950,000	3,950,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)	0.04%		07/07/20	8,000,000	8,000,000
Berryessa USD
GO Bonds Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,960,000	5,960,000
Blackrock MuniYield California Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(c),(d)	0.18%		07/07/20	1,800,000	1,800,000
Blackrock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(c),(d)	0.18%		07/07/20	1,800,000	1,800,000
California
GO Bonds (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	7,635,000	7,635,000
GO Bonds (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	1,875,000	1,875,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	15,720,000	15,720,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	4,770,000	4,770,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	4,000,000	4,000,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	(d),(e)	0.30%	07/02/20	09/03/20	11,440,000	11,440,000
GO Bonds Series 2003B4 (LOC: BANK OF AMERICA NA)	(c)	0.06%		07/07/20	8,800,000	8,800,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(c)	0.06%		07/07/20	4,375,000	4,375,000
GO Bonds Series 2004B3 (LOC: CITIBANK NA)	(c)	0.06%		07/01/20	5,385,000	5,385,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(c)	0.12%		07/07/20	6,275,000	6,275,000
GO Bonds Series 2005B5 (LOC: MUFG UNION BANK NA)	(c)	0.06%		07/01/20	12,145,000	12,145,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	3,195,000	3,195,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	2,500,000	2,500,000
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/01/20	5,400,000	5,400,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	15,040,000	15,040,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	7,650,000	7,650,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	7,595,000	7,595,000
GO Refunding Bonds Series 2007 (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	4,000,000	4,000,000
Refunding GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,220,000	2,220,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994	(c)	0.09%		07/07/20	6,300,000	6,300,000
RB (California Institute of Technology) Series 2006A	(c)	0.09%		07/07/20	15,000,000	15,000,000
RB (California Institute of Technology) Series 2006B	(c)	0.09%		07/07/20	2,800,000	2,800,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,670,000	6,670,000
RB (Pepperdine Univ) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.12%		07/07/20	5,280,000	5,280,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.12%		07/07/20	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	10,715,000	10,715,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	(d),(e)	0.13%		07/07/20	3,300,000	3,300,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(c)	0.23%		07/07/20	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	(c)	0.27%		07/07/20	9,460,000	9,460,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(c)	0.06%		07/07/20	30,055,000	30,055,000
RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)	(c)	0.10%		07/07/20	5,825,000	5,825,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(d),(e)	0.28%	07/02/20	11/02/20	2,190,000	2,190,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	10,465,000	10,465,000
RB (Memorial Health Services) Series 2013A	(c)	0.11%		07/07/20	800,000	800,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	34,110,000	34,110,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/01/20	8,000,000	8,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	3,840,000	3,840,000
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)	(c)	0.05%		07/07/20	1,800,000	1,800,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.21%		07/07/20	2,250,000	2,250,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	(d),(e)	0.23%	07/02/20	07/07/20	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%	07/02/20	07/07/20	7,500,000	7,500,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.23%	07/02/20	07/07/20	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.21%		07/07/20	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.23%		07/07/20	3,065,000	3,065,000
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	5,000,000	5,000,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,000,000	6,000,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	(d),(e)	0.21%		07/01/20	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	(d),(e)	0.23%		07/07/20	6,148,000	6,148,000
Refunding RB (Sutter Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.21%		07/07/20	2,300,000	2,300,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	25,990,500	25,990,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	13,000,000	13,000,000
California HFA
Home Mortgage RB Series 2005A (LOC: MUFG BANK LTD)	(c)	0.20%		07/07/20	16,850,000	16,850,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	11,250,000	11,250,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	(c)	0.27%		07/07/20	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.75%		07/07/20	9,345,000	9,345,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,910,000	5,910,000
Refunding RB (The J Paul Getty Trust) Series 2020A2 (SIFMA Municipal Swap Index - 0.05%)		0.08%	07/02/20	04/01/21	10,000,000	9,948,670
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	(c)	0.16%		07/07/20	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(c)	0.27%		07/07/20	7,160,000	7,160,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(c)	0.21%		07/07/20	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	(c)	0.27%		07/07/20	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(c)	0.27%		07/07/20	6,090,000	6,090,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	(c)	0.21%		07/07/20	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	(c)	0.27%		07/07/20	910,000	910,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(c)	0.21%		07/07/20	2,500,000	2,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(c),(d)	0.17%		07/07/20	19,750,000	19,750,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	(c)	0.17%		07/07/20	890,000	890,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	(c)	0.22%		07/07/20	1,000,000	1,000,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	(c)	0.27%		07/07/20	1,235,000	1,235,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/01/20	3,750,000	3,750,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.12%		07/07/20	4,000,000	4,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%	07/02/20	07/07/20	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	7,160,000	7,160,000
RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	7,715,000	7,715,000
California Statewide Communities Development Auth
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	(c)	0.18%		07/07/20	3,990,000	3,990,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.19%		07/07/20	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.19%		07/07/20	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	7,095,000	7,095,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.14%		07/07/20	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	1,925,000	1,925,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.14%		07/07/20	6,240,000	6,240,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.13%		07/07/20	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.15%		07/07/20	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.17%		07/07/20	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	6,150,000	6,150,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	3,020,000	3,020,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.15%		07/07/20	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.14%		07/07/20	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(c)	0.18%		07/07/20	5,640,000	5,640,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.14%		07/07/20	11,385,000	11,385,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(c)	0.18%		07/07/20	2,370,000	2,370,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.21%		07/07/20	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	7,605,000	7,605,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.22%		07/07/20	16,845,000	16,845,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(c)	0.19%		07/07/20	15,650,000	15,650,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(c)	0.07%		07/01/20	5,680,000	5,680,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.28%		07/07/20	4,315,000	4,315,000
Refunding RB (Trinity Health) Series 2011CA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%	07/02/20	07/07/20	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	(c)	0.21%		07/07/20	12,315,000	12,315,000
Chino Valley USD
GO Bonds Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	3,945,000	3,945,000
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	7,500,000	7,500,000
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,000,000	2,000,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.07%		07/07/20	37,940,000	37,940,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	6,085,000	6,085,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	(d),(e)	0.12%	07/02/20	07/07/20	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%	07/02/20	07/07/20	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing Refunding RB (The Park Regency) Series 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.07%		07/07/20	50,000,000	50,000,000
Corona-Norco USD
GO Refunding Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	4,500,000	4,500,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	(d),(e)	0.10%		07/01/20	13,005,000	13,005,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	(b),(d),(e)	0.12%		07/07/20	90,830,000	90,830,000
21
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	2,500,000	2,500,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(c)	0.07%		07/01/20	3,630,000	3,630,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.12%		07/07/20	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.14%		07/07/20	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(d),(e)	0.10%		07/01/20	1,605,000	1,605,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA)	(d),(e)	0.11%		07/07/20	1,440,000	1,440,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)	(c)	0.10%		07/07/20	2,685,000	2,685,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	(d),(e)	0.10%		07/01/20	12,345,000	12,345,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	(d),(e)	0.12%	07/02/20	07/07/20	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	3,415,000	3,415,000
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	27,100,000	27,100,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	(d),(e)	0.16%	07/02/20	07/07/20	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.15%		07/07/20	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.14%		07/07/20	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.19%		07/07/20	2,900,000	2,900,000
Huntington Beach SD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	(d),(e)	0.10%		07/01/20	3,265,000	3,265,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)	0.11%		07/07/20	1,765,000	1,765,000
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	4,160,000	4,160,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	9,205,000	9,205,000
22
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	4,125,000	4,125,000
GO Bonds Series 2019 (LIQ: CREDIT SUISSE AG)	(d),(e)	0.12%		07/07/20	1,600,000	1,600,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,154,000	5,154,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	2,000,000	2,000,000
RB Series 2019A (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	1,875,000	1,875,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	22,000,000	22,000,000
GO Bonds Series E (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	4,000,000	4,000,000
GO Bonds Series F (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	6,430,000	6,430,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%	07/02/20	07/07/20	8,715,000	8,715,000
Los Angeles
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,510,000	2,510,000
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(d),(e)	0.28%	07/02/20	12/01/20	5,000,000	5,000,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012C2 (LOC: TORONTO-DOMINION BANK/THE)	(c)	0.07%		07/07/20	3,200,000	3,200,000
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB Series 2016C (LOC: ROYAL BANK OF CANADA)	(d),(e)	0.14%	07/02/20	07/07/20	12,500,000	12,500,000
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	9,880,000	9,880,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.19%		07/07/20	10,245,000	10,245,000
Los Angeles Dept of Airports
RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	9,000,000	9,000,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	(d),(e)	0.14%		07/07/20	3,930,000	3,930,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	8,485,000	8,485,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	3,815,000	3,815,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	2,620,000	2,620,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	4,090,000	4,090,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.25%		07/07/20	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.16%		07/07/20	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.25%		07/07/20	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.18%		07/07/20	9,555,000	9,555,000
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.20%		07/07/20	6,425,000	6,425,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.20%		07/07/20	1,460,000	1,460,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.16%		07/07/20	17,465,000	17,465,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.25%		07/07/20	2,500,000	2,500,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.25%		07/07/20	40,285,000	40,285,000
23
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	15,805,000	15,805,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: TD BANK NA)	(c)	0.07%		07/07/20	12,850,000	12,850,000
Power System RB Series 2001B1 (LIQ: BARCLAYS BANK PLC)	(c)	0.07%		07/07/20	12,700,000	12,700,000
Power System RB Series 2001B6 (LIQ: TD BANK NA)	(c)	0.07%		07/01/20	2,200,000	2,200,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	(c)	0.08%		07/01/20	2,330,000	2,330,000
Power System RB Series 2002A-2 (LIQ: BANK OF AMERICA NA)	(c)	0.08%		07/01/20	12,800,000	12,800,000
Power System RB Series 2002A1 (LIQ: BANK OF AMERICA NA)	(c)	0.08%		07/01/20	4,000,000	4,000,000
Power System RB Series 2002A3 (LIQ: BANK OF AMERICA NA)	(c)	0.07%		07/01/20	2,000,000	2,000,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	(c)	0.07%		07/01/20	5,500,000	5,500,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(c)	0.10%		07/01/20	4,100,000	4,100,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(c)	0.07%		07/01/20	10,300,000	10,300,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	5,475,000	5,475,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	4,050,000	4,050,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	1,000,000	1,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	4,600,000	4,600,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	8,470,000	8,470,000
Water System RB Series 2011A & 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	9,975,000	9,975,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/01/20	13,375,000	13,375,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	6,850,000	6,850,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	8,700,000	8,700,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%		07/07/20	8,515,000	8,515,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	1,875,000	1,875,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	(c)	3.00%		07/07/20	1,110,000	1,110,000
Los Angeles USD
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.15%		07/07/20	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	15,000,000	15,000,000
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	10,295,000	10,295,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(c),(d)	0.25%		07/07/20	55,500,000	55,500,000
Variable Rate Demand Preferred Shares Series 2 (LOC: CITIBANK NA)	(c),(d)	0.20%		07/07/20	19,500,000	19,500,000
24
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(c),(d)	0.23%		07/07/20	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	(c),(d)	0.20%		07/07/20	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(c),(d)	0.23%		07/07/20	52,000,000	52,000,000
Oakland
GO Bonds Series 2020B1 (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	3,000,000	3,000,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)	(c)	0.12%		07/07/20	11,415,000	11,415,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	5,000,000	5,000,000
Palomar CCD
GO Bonds Series C (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.17%		07/07/20	7,500,000	7,500,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	30,280,000	30,280,000
GO Bonds Series D (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	2,880,000	2,880,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	(c)	0.18%		07/07/20	2,450,000	2,450,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)	(c)	0.10%		07/07/20	3,430,000	3,430,000
Refunding RB Series 2011A (LOC: BANK OF AMERICA NA)	(c)	0.08%		07/07/20	5,625,000	5,625,000
Sacramento
Water RB Series 2013 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%	07/02/20	07/07/20	15,600,000	15,600,000
Water RB Series 2017 (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(d),(e)	0.28%	07/02/20	10/01/20	2,300,000	2,300,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	9,000,000	9,000,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.14%		07/07/20	6,535,000	6,535,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	2,000,000	2,000,000
RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	4,000,000	4,000,000
San Bernardino CCD
GO Bonds Series 2008D (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.14%		07/07/20	1,750,000	1,750,000
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	(d),(e)	0.16%	07/02/20	07/07/20	8,000,000	8,000,000
San Bernardino Cnty
Mortgage Refunding RB (Mountain View Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.12%		07/07/20	2,300,000	2,300,000
25
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%	07/02/20	07/07/20	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	(c)	0.09%		07/07/20	5,600,000	5,600,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	(c)	0.06%		07/07/20	39,845,000	39,845,000
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(c)	0.08%		07/07/20	51,060,000	51,060,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,220,000	2,220,000
San Diego Housing Auth
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: MUFG BANK LTD)	(c)	0.13%		07/07/20	2,150,000	2,150,000
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	16,000,000	16,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(d),(e)	0.11%		07/07/20	11,520,000	11,520,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	8,000,000	8,000,000
GO Refunding RB Series 2012-R2 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	18,885,000	18,885,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	6,005,000	6,005,000
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	(c)	0.22%		07/07/20	3,075,000	3,075,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,665,000	6,665,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.29%		07/07/20	12,000,000	12,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(c)	0.10%		07/07/20	25,915,000	25,915,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)	0.12%		07/07/20	2,450,000	2,450,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	37,790,000	37,790,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(d),(e)	0.18%		07/07/20	11,305,000	11,305,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.28%		07/07/20	29,365,000	29,365,000
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.38%		07/07/20	7,110,000	7,110,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	(c)	0.16%		07/07/20	6,700,000	6,700,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	2,650,000	2,650,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	5,700,000	5,700,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%	07/02/20	07/07/20	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	(d),(e)	0.13%	07/02/20	07/07/20	20,990,000	20,990,000
Water RB Series 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	7,500,000	7,500,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	4,430,000	4,430,000
Water RB Series 2017A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	8,000,000	8,000,000
26
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b),(c)	0.07%		07/07/20	100,000,000	100,000,000
M/F Housing RB (Mercy Terrace Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.12%		07/07/20	2,850,000	2,850,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(d),(e)	0.13%		07/07/20	7,500,000	7,500,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(c)	0.20%		07/07/20	795,000	795,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(c)	0.19%		07/07/20	9,600,000	9,600,000
San Jose USD
GO Bonds Series 2018E (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.12%		07/07/20	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (ESCROW) (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.18%		07/07/20	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.17%	07/02/20	07/07/20	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%	07/02/20	07/07/20	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	2,230,000	2,230,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%	07/02/20	07/07/20	2,985,000	2,985,000
Lease RB Series 2019A (LIQ: CITIBANK NA)	(d),(e)	0.12%		07/07/20	5,515,000	5,515,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	(c)	0.24%		07/07/20	6,552,000	6,552,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	(c)	0.19%		07/07/20	3,617,000	3,617,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	(d),(e)	0.17%		07/07/20	4,000,000	4,000,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.25%)		0.38%	07/02/20	06/21/21	13,000,000	13,000,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.25%)		0.38%	07/02/20	06/21/21	13,000,000	13,000,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.25%)		0.38%	07/02/20	06/21/21	16,000,000	16,000,000
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	(c)	0.07%		07/01/20	22,675,000	22,675,000
Water Refunding RB Series 2016B-1 (LIQ: BANK OF AMERICA NA)	(c)	0.08%		07/01/20	3,850,000	3,850,000
Water Refunding RB Series 2016B-2 (LIQ: BANK OF AMERICA NA)	(c)	0.08%		07/01/20	3,720,000	3,720,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%	07/02/20	07/07/20	9,965,000	9,965,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	(d),(e)	0.10%		07/01/20	4,155,000	4,155,000
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.15%		07/07/20	6,000,000	6,000,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	8,145,000	8,145,000
Univ of California
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	(d),(e)	0.13%		07/07/20	2,685,000	2,685,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	(d),(e)	0.13%	07/02/20	07/07/20	12,000,000	12,000,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,975,000	5,975,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	7,600,000	7,600,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	26,285,000	26,285,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%	07/02/20	07/07/20	17,750,000	17,750,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	18,605,000	18,605,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(d),(e)	0.11%		07/07/20	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	(d),(e)	0.16%		07/07/20	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	(c)	0.22%		07/07/20	4,175,000	4,175,000
Westminster SD
GO Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	16,268,000	16,268,000
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	(d),(e)	0.15%		07/07/20	5,196,000	5,196,000
Total Variable-Rate Municipal Securities
(Cost $3,085,209,170)						3,085,209,170
(a)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,009,256,500 or 39.1% of net assets.
(e)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

28
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$5,295,713,213
Cash		4,218,798
Receivables:
Interest		10,873,014
Fund shares sold		8,082,760
Prepaid expenses	+	43,545
Total assets		5,318,931,330
Liabilities
Payables:
Investments bought — Delayed delivery		168,629,485
Investment adviser and administrator fees		1,354,842
Shareholder service fees		35,884
Fund shares redeemed		15,059,843
Distributions to shareholders		25,607
Accrued expenses	+	235,255
Total liabilities		185,340,916
Net Assets
Total assets		5,318,931,330
Total liabilities	–	185,340,916
Net assets		$5,133,590,414
Net Assets by Source
Capital received from investors		5,133,295,652
Total distributable earnings		294,762

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$5,133,590,414		5,131,790,478		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$27,743,898
Expenses
Investment adviser and administrator fees		9,229,517
Shareholder service fees:
Investor Shares		4,256,792
Portfolio accounting fees		92,642
Professional fees		36,342
Registration fees		35,727
Custodian fees		35,522
Independent trustees’ fees		25,371
Transfer agent fees		22,928
Shareholder reports		16,010
Other expenses	+	31,762
Total expenses		13,782,613
Expense reduction by CSIM and its affiliates	–	3,916,325
Net expenses	–	9,866,288
Net investment income		17,877,610
Realized Gains (Losses)
Net realized gains on investments		294,762
Increase in net assets resulting from operations		$18,172,372
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$17,877,610	$64,106,375
Net realized gains	+	294,762	364,649
Increase in net assets from operations		18,172,372	64,471,024
Distributions to Shareholders1
Sweep Shares		—	(766,695)
Investor Shares	+	(17,877,610)	(63,592,225)
Total distributions		($17,877,610)	($64,358,920)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	404,281,208
Investor Shares	+	4,019,943,031	7,850,469,642
Total shares sold		4,019,943,031	8,254,750,850
Shares Reinvested
Sweep Shares		—	763,449
Investor Shares	+	14,700,261	49,375,869
Total shares reinvested		14,700,261	50,139,318
Shares Redeemed
Sweep Shares		—	(1,434,656,914)
Investor Shares	+	(5,069,534,126)	(7,257,750,036)
Total shares redeemed		(5,069,534,126)	(8,692,406,950)
Net transactions in fund shares		(1,034,890,834)	(387,516,782)
Net Assets
Beginning of period		6,168,186,486	6,555,591,164
Total decrease	+	(1,034,596,072)	(387,404,678)
End of period		$5,133,590,414	$6,168,186,486
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]	0.01	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.33% [5]	1.18%	1.16% [4]	0.56% [4]	0.12%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6],[7]	0.35%	0.35%	0.42% [8]	0.34% [7]	0.09% [7]
Gross operating expenses	0.52% [6]	0.51%	0.52%	0.56%	0.58%	0.59%
Net investment income (loss)	0.70% [6]	1.16%	1.16%	0.48%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$960	$1,466	$1,126	$322	$209	$210

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
33
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.9% of net assets
New York 15.9%
Garden City NY
BAN Series 2020A		5.00%		02/19/21	4,000,000	4,104,152
Islip
BAN Series 2020A		2.50%		05/12/21	12,485,000	12,643,927
Madison Cnty
BAN 2019		1.75%		07/31/20	10,000,000	10,003,734
Mount Sinai UFSD
TAN 2020		1.75%		06/24/21	10,700,000	10,822,054
New Rochelle
BAN 2020		2.00%		02/25/21	11,087,200	11,155,256
New York City
GO Bonds Fiscal 2003 Series C		4.00%		08/01/20	100,000	100,310
GO Bonds Fiscal 2003 Series C		5.00%		08/01/20	400,000	401,566
GO Bonds Fiscal 2012 Series B		5.00%		08/01/20	250,000	250,869
GO Bonds Fiscal 2014 Series J		5.00%		08/01/20	250,000	251,004
GO Bonds Series 2008J7		5.00%		08/01/20	1,000,000	1,003,933
GO Bonds Series 2013H		5.00%		08/01/20	200,000	200,751
GO Bonds Series 2014B		5.00%		08/01/20	325,000	326,088
GO Bonds Series 2014K		5.00%		08/01/20	125,000	125,504
GO Bonds Series 2017C		5.00%		08/01/20	275,000	276,046
GO Bonds Series 2019A		5.00%		08/01/20	1,150,000	1,154,493
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2013 Series G		5.00%		11/01/20	175,000	177,760
Future Tax Secured Sub Bonds Fiscal 2016 Series C		5.00%		11/01/20	425,000	431,641
Future Tax Secured Sub Bonds Fiscal 2017 Series 2017 C		5.00%		11/01/20	110,000	111,480
Future Tax Secured Sub Bonds Fiscal 2019 Series A-1		5.00%		08/01/20	775,000	778,107
Future Tax Secured Sub Bonds Fiscal 2019 Series C1		5.00%		11/01/20	230,000	233,587
Future Tax Secured Sub RB Fiscal 2017 Series A-1		5.00%		05/01/21	150,000	154,895
New York State Dormitory Auth
RB (Memorial Sloan-Kettering Cancer Center) Series 2012-1		4.00%		07/01/20	100,000	100,000
State Personal Income Tax RB Series 2012B		5.00%		03/15/21	105,000	107,901
State Personal Income Tax RB Series 2014A		5.00%		02/15/21	145,000	149,221
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2017A		5.00%		02/15/21	200,000	204,845
State Sales Tax RB Series 2015A		5.00%		03/15/21	525,000	540,322
State Sales Tax RB Series 2018E		5.00%		03/15/21	650,000	668,898
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2013B		5.00%		05/15/21	100,000	104,028
New York State Mortgage Agency
RBs Series 209		2.20%		04/01/21	150,000	151,963
New York State Power Auth
CP Series 1		0.37%		07/08/20	4,000,000	4,000,000
CP Series 1		0.34%		08/12/20	800,000	800,000
CP Series 2		0.28%		12/02/20	1,200,000	1,200,000
CP Series 2		0.28%		12/03/20	1,300,000	1,300,000
CP Series 2		0.40%		02/25/21	8,000,000	8,000,000
CP Series 2		0.40%		03/11/21	5,700,000	5,700,000
Extendible CP Series 1		0.33%	08/05/20	02/12/21	5,000,000	5,000,000
RB Series 2015A (ESCROW)		2.00%		11/15/20	1,325,000	1,331,734
New York State Urban Development Corp
State Sales Tax RB Series 2019A		5.00%		03/15/21	2,145,000	2,210,671
North Tonawanda SD
BAN 2019		1.50%		08/21/20	8,120,000	8,122,876
Penn Yan CSD
GO BAN 2019B		2.00%		07/17/20	5,000,000	5,001,205
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A		4.00%		10/15/20	120,000	121,268
Sales Tax Asset RB Fiscal 2015 Series A		5.00%		10/15/20	135,000	136,817
Tompkins Cnty
BAN Series 2020A		2.25%		02/19/21	5,000,000	5,034,918
BAN Series 2020B		2.00%		02/19/21	5,237,000	5,268,672
Valley Stream UFSD
BAN 2019		2.00%		09/04/20	15,000,000	15,016,241
West Hempstead UFSD
BAN 2020		1.50%		06/11/21	12,750,000	12,869,911
Williamsville CSD
BAN Series 2020		1.75%		06/09/21	15,000,000	15,195,199
Total Fixed-Rate Municipal Securities
(Cost $153,043,847)						153,043,847

Variable-Rate Municipal Securities 84.2% of net assets
New York 84.2%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	0.11%		07/07/20	1,000,000	1,000,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	0.12%		07/07/20	1,700,000	1,700,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%		07/07/20	13,000,000	13,000,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	9,030,000	9,030,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	11,100,000	11,100,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	11,695,000	11,695,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	(a)	0.20%		07/07/20	3,065,000	3,065,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.17%		07/07/20	11,800,000	11,800,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	0.20%		07/07/20	1,220,000	1,220,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	0.18%		07/07/20	3,015,000	3,015,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(b),(c)	0.19%		07/07/20	7,500,000	7,500,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.21%		07/07/20	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2B (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	0.13%		07/07/20	900,000	900,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	1,345,000	1,345,000
Transportation RB Series 2012G2 (LOC: TD BANK NA)	(a)	0.12%		07/07/20	10,895,000	10,895,000
Transportation RB Series 2015E-3 (LOC: BANK OF AMERICA NA)	(a)	0.13%		07/01/20	28,550,000	28,550,000
Transportation RB Series 2015E4 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	0.13%		07/07/20	725,000	725,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	16,105,000	16,105,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%		07/07/20	11,000,000	11,000,000
GO Bonds Fiscal 2008 Series J10 (LOC: MUFG BANK LTD)	(a)	0.11%		07/07/20	500,000	500,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	0.11%		07/07/20	8,000,000	8,000,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.20%	07/02/20	07/07/20	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G3 (LOC: CITIBANK NA)	(a)	0.13%		07/07/20	2,400,000	2,400,000
GO Bonds Fiscal 2012 Series G4 (LOC: CITIBANK NA)	(a)	0.13%		07/07/20	4,515,000	4,515,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	3,580,000	3,580,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(b),(c)	0.16%	07/02/20	07/07/20	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	(b),(c)	0.15%	07/02/20	07/07/20	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	2,635,000	2,635,000
36
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(a)	0.13%		07/07/20	6,525,000	6,525,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	(b),(c)	0.18%		07/07/20	4,820,000	4,820,000
GO Bonds Fiscal 2019 Series D (LIQ: BARCLAYS BANK PLC)	(a)	0.14%		07/01/20	7,010,000	7,010,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%		07/07/20	4,665,000	4,665,000
GO Bonds Series 2013 A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.13%		07/07/20	2,700,000	2,700,000
New York City Housing Development Corp
M/F Housing RB Series 2019B1A (LIQ: BARCLAYS BANK PLC)	(b),(c)	0.16%		07/07/20	3,200,000	3,200,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	(a)	0.14%		07/07/20	2,320,000	2,320,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.16%		07/07/20	400,000	400,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	(a)	0.17%		07/07/20	4,250,000	4,250,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	0.17%		07/07/20	2,130,000	2,130,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	0.15%		07/07/20	3,210,000	3,210,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	(a)	0.15%		07/07/20	19,200,000	19,200,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	(a)	0.17%		07/07/20	5,735,000	5,735,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	0.15%		07/07/20	3,220,000	3,220,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	0.15%		07/07/20	2,435,000	2,435,000
M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.13%		07/07/20	1,500,000	1,500,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)	0.12%		07/07/20	34,000,000	34,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	715,000	715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%		07/07/20	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.15%		07/01/20	675,000	675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%		07/07/20	6,500,000	6,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.15%		07/01/20	1,935,000	1,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%		07/07/20	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (ESCROW) (LIQ: CITIBANK NA)	(b),(c)	0.15%	07/02/20	07/07/20	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	0.13%		07/07/20	3,080,000	3,080,000
37
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%	07/02/20	07/07/20	5,800,000	5,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(b),(c)	0.16%		07/07/20	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%		07/07/20	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%	07/02/20	07/07/20	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	(b),(c)	0.15%		07/07/20	8,000,000	8,000,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 &2020A3 (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%		07/07/20	1,120,000	1,120,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	11,200,000	11,200,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	(a)	0.15%		07/02/20	605,000	605,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	(a)	0.15%		07/02/20	17,985,000	17,985,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b),(c)	0.16%	07/02/20	07/07/20	570,000	570,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	2,625,000	2,625,000
Future Tax Secured Sub RB Fiscal 1999 Series A1 (LIQ: TD BANK NA)	(a)	0.11%		07/07/20	1,700,000	1,700,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.15%		07/07/20	3,400,000	3,400,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.15%		07/07/20	5,780,000	5,780,000
Recovery Bonds Fiscal 2003 Series 3 (LOC: ROYAL BANK OF CANADA)	(b),(c)	0.15%		07/01/20	4,900,000	4,900,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.30%)		0.43%	07/02/20	02/01/21	15,750,000	15,750,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.18%	07/02/20	07/07/20	5,815,000	5,815,000
New York State Dormitory Auth
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	(b),(c)	0.30%	07/02/20	09/03/20	26,020,000	26,020,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)	(a)	0.10%		07/07/20	1,280,000	1,280,000
RB (Univ of Rochester) Series 2006B1 (LOC: BARCLAYS BANK PLC)	(a)	0.10%		07/07/20	195,000	195,000
State Personal Income Tax RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%	07/02/20	07/07/20	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	5,625,000	5,625,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	6,250,000	6,250,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%		07/07/20	4,330,000	4,330,000
38
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	6,665,000	6,665,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%		07/07/20	5,950,000	5,950,000
State Personal Income Tax Refunding RB Series 2019C (LIQ: JPMORGAN CHASE BANK NA)	(a)	0.14%		07/07/20	1,050,000	1,050,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(b),(c)	0.16%		07/07/20	5,790,000	5,790,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	17,880,000	17,880,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	5,000,000	5,000,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	7,810,000	7,810,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.17%		07/07/20	6,600,000	6,600,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.17%		07/07/20	2,095,000	2,095,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	0.14%		07/07/20	2,900,000	2,900,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	0.17%		07/07/20	1,445,000	1,445,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	(a)	0.25%		07/07/20	5,400,000	5,400,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	0.17%		07/07/20	14,500,000	14,500,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	0.25%		07/07/20	5,400,000	5,400,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	(a)	0.19%		07/07/20	2,010,000	2,010,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	(a)	0.14%		07/01/20	5,940,000	5,940,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	(a)	0.16%		07/01/20	1,645,000	1,645,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	0.17%		07/07/20	500,000	500,000
New York State Personal Income Tax Bonds
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	3,750,000	3,750,000
New York State Power Auth
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	3,000,000	3,000,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b),(c)	0.16%		07/07/20	5,500,000	5,500,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b),(c)	0.17%		07/07/20	8,025,000	8,025,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%	07/02/20	07/07/20	4,665,000	4,665,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%	07/02/20	07/07/20	11,600,000	11,600,000
39
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	(b),(c)	0.15%		07/01/20	3,330,000	3,330,000
State Sales Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b),(c)	0.15%		07/07/20	10,660,000	10,660,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	(a),(b)	0.16%		07/07/20	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a),(b)	0.16%		07/07/20	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	810,000	810,000
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.43%		07/07/20	5,270,000	5,270,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	(b),(c)	0.23%	07/02/20	07/07/20	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.21%		07/07/20	8,500,000	8,500,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.23%		07/07/20	3,300,000	3,300,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	(b),(c)	0.21%		07/07/20	4,765,000	4,765,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(b),(c)	0.18%		07/07/20	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b),(c)	0.18%		07/07/20	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.21%		07/07/20	2,000,000	2,000,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	(b),(c)	0.16%		07/07/20	5,560,000	5,560,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.18%		07/07/20	5,265,000	5,265,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	5,335,000	5,335,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	(b),(c)	0.16%		07/07/20	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(b),(c)	0.17%		07/07/20	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	0.17%		07/07/20	7,350,000	7,350,000
Total Variable-Rate Municipal Securities
(Cost $808,150,000)						808,150,000
(a)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $470,715,000 or 49.0% of net assets.
(c)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

40
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
41
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$961,193,847
Cash		2,682
Receivables:
Interest		1,764,853
Fund shares sold		169,110
Prepaid expenses	+	29,926
Total assets		963,160,418
Liabilities
Payables:
Investment adviser and administrator fees		248,567
Fund shares redeemed		2,397,877
Distributions to shareholders		4,576
Accrued expenses	+	111,424
Total liabilities		2,762,444
Net Assets
Total assets		963,160,418
Total liabilities	–	2,762,444
Net assets		$960,397,974
Net Assets by Source
Capital received from investors		960,428,224
Total distributable loss		(30,250)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$960,397,974		960,034,375		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$6,393,456
Expenses
Investment adviser and administrator fees		2,110,073
Shareholder service fees:
Investor Shares		919,609
Portfolio accounting fees		51,625
Professional fees		21,516
Independent trustees’ fees		20,699
Registration fees		20,352
Custodian fees		9,322
Transfer agent fees		5,638
Shareholder reports		5,133
Other expenses	+	8,506
Total expenses		3,172,473
Expense reduction by CSIM and its affiliates	–	1,041,411
Net expenses	–	2,131,062
Net investment income		4,262,394
Realized Gains (Losses)
Net realized gains on investments		19,922
Increase in net assets resulting from operations		$4,282,316
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$4,262,394	$15,425,771
Net realized gains	+	19,922	88,995
Increase in net assets from operations		4,282,316	15,514,766
Distributions to Shareholders1
Sweep Shares		—	(268,452)
Investor Shares	+	(4,262,394)	(15,157,319)
Total distributions		($4,262,394)	($15,425,771)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	152,574,092
Investor Shares	+	897,339,922	1,984,347,822
Total shares sold		897,339,922	2,136,921,914
Shares Reinvested
Sweep Shares		—	258,232
Investor Shares	+	3,580,810	12,662,080
Total shares reinvested		3,580,810	12,920,312
Shares Redeemed
Sweep Shares		—	(398,628,693)
Investor Shares	+	(1,406,874,210)	(1,656,866,096)
Total shares redeemed		(1,406,874,210)	(2,055,494,789)
Net transactions in fund shares		(505,953,478)	94,347,437
Net Assets
Beginning of period		1,466,331,530	1,371,895,098
Total increase or decrease	+	(505,933,556)	94,436,432
End of period		$960,397,974	$1,466,331,530
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer one share class.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	82%	82%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12% (Bank of America NA)	12% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fee paid to CSIM by the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund were 0.33% and 0.35%, respectively, as a percentage of each fund’s average daily net assets.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s Investor Shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Investor Shares	0.35%	0.35%
During the period ended June 30, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab California Municipal Money Fund	$3,916,325	$3,850,060
Schwab New York Municipal Money Fund	1,041,411	1,026,738
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$373,181,935	$—
Schwab New York Municipal Money Fund	326,496,183	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$5,295,713,213	$961,193,847
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
No expiration	$—	$50,172
Total	$—	$50,172
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax-exempt income	$64,106,375	$15,425,771
Long-term capital gains	252,545	—
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of

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account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations that with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that, with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance

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services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Municipal Money Funds  |  Semiannual Report

Notes

Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-24
00247429

Semiannual Report  |  June 30, 2020
Schwab Retirement Government Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
3
Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds. Beginning in April and through the end of the reporting period, demand for government money market funds began to fall as investors began moving back to prime money market funds.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) decreased slightly, beginning the reporting period at 37 days and ending the reporting period at 36 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a high of 46 days in mid and late March and a low of 32 days in early June.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	36 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.14%
Seven-Day Yield (without waivers)[2]	-0.02%
Seven-Day Effective Yield (with waivers)[2]	0.14%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
5
Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,003.90	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by the 366 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	—	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	—	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.39% [4]	2.07%	1.69%	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.19%	0.19%	0.20% [6]	0.20% [5]
Gross operating expenses	0.35% [5]	0.35%	0.38%	0.37%	0.43% [5]
Net investment income (loss)	0.76% [5]	2.01%	1.68%	0.72%	0.20% [5]
Net assets, end of period (x 1,000,000)	$2,390	$2,072	$1,019	$876	$658

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 43.2% of net assets
U.S. Government Agency Debt 11.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.86%		07/07/20	215,000	214,935
		1.63%		12/30/20	4,500,000	4,500,303
		0.70%		04/12/21	3,300,000	3,305,728
FEDERAL HOME LOAN BANKS		1.38%		07/02/20	7,500,000	7,499,714
		1.58%		07/06/20	9,300,000	9,297,973
		0.17%		07/08/20	7,000,000	6,999,770
		1.51%		07/09/20	3,600,000	3,598,800
		0.15%		07/14/20	29,800,000	29,798,440
		0.20%		07/21/20	3,500,000	3,499,611
		0.11%		07/22/20	5,500,000	5,499,663
		1.75%		08/12/20	8,000,000	7,999,396
		0.35%		08/24/20	21,600,000	21,588,660
		1.75%		08/26/20	1,100,000	1,101,943
		0.92%		09/02/20	8,500,000	8,486,315
		0.45%		09/09/20	18,100,000	18,084,163
		0.29%		09/15/20	21,000,000	20,987,143
		0.15%		09/22/20	18,000,000	18,000,000
		1.88%		09/24/20	1,000,000	1,000,029
		0.29%		09/25/20	10,800,000	10,792,518
		2.63%		10/01/20	3,455,000	3,470,157
		0.19%		12/10/20	5,000,000	4,999,705
		3.13%		12/11/20	2,500,000	2,521,739
		1.25%		03/02/21	1,000,000	1,006,103
		0.45%		03/08/21	7,000,000	6,978,125
		0.40%		03/09/21	7,000,000	6,980,478
		0.63%		03/09/21	1,200,000	1,202,392
		2.50%		03/12/21	2,000,000	2,028,353
		0.50%		03/16/21	3,100,000	3,098,759
		0.40%		03/22/21	7,000,000	6,979,467
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.68%		07/17/20	13,000,000	12,996,071
		1.13%		07/17/20	8,000,000	7,995,982
		1.88%		11/17/20	6,540,000	6,565,339
		2.38%		02/16/21	2,000,000	2,022,497
8
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.50%		07/30/20	12,000,000	12,002,711
		2.88%		10/30/20	7,413,000	7,460,179
						270,563,161
U.S. Treasury Debt 31.9%
UNITED STATES TREASURY		0.12%		07/07/20	39,000,000	38,999,239
		0.10%		07/14/20	6,400,000	6,399,769
		0.11%		07/14/20	86,000,000	85,996,584
		1.50%		07/15/20	8,000,000	7,999,203
		0.11%		07/21/20	65,000,000	64,996,208
		0.12%		07/21/20	12,000,000	11,999,200
		0.15%		07/23/20	4,600,000	4,599,578
		0.16%		07/23/20	3,300,000	3,299,677
		0.13%		07/30/20	16,000,000	15,998,357
		2.63%		07/31/20	4,600,000	4,603,597
		0.14%		08/04/20	25,000,000	24,996,624
		0.11%		08/06/20	40,000,000	39,995,520
		0.13%		08/13/20	11,000,000	10,998,345
		0.14%		08/13/20	20,700,000	20,696,681
		2.63%		08/15/20	16,000,000	16,017,251
		0.12%		08/20/20	10,000,000	9,998,326
		0.14%		08/25/20	20,000,000	19,995,722
		0.14%		08/27/20	23,400,000	23,394,998
		2.13%		08/31/20	15,000,000	15,012,911
		0.15%		09/03/20	21,500,000	21,494,458
		0.16%		09/10/20	4,000,000	3,998,738
		0.17%		09/10/20	4,600,000	4,598,503
		0.39%		09/10/20	21,400,000	21,383,540
		0.18%		09/17/20	8,000,000	7,996,967
		0.16%		09/22/20	21,000,000	20,992,334
		0.17%		09/24/20	21,000,000	20,992,008
		0.19%		09/29/20	15,000,000	14,992,950
		2.75%		09/30/20	28,300,000	28,377,708
		2.00%		09/30/20	6,000,000	6,005,519
		0.16%		10/01/20	5,000,000	4,997,956
		0.17%		10/06/20	23,000,000	22,989,619
		0.18%		10/08/20	9,000,000	8,995,483
		0.19%		10/08/20	3,300,000	3,298,298
		0.15%		10/13/20	3,000,000	2,998,726
		0.17%		10/22/20	12,000,000	11,993,785
		1.38%		10/31/20	11,300,000	11,290,268
		1.75%		10/31/20	12,000,000	12,002,788
		2.63%		11/15/20	12,200,000	12,244,222
		0.18%		11/24/20	12,000,000	11,991,483
		0.19%		11/24/20	8,000,000	7,993,917
		1.63%		11/30/20	15,000,000	14,999,882
		0.17%		12/03/20	25,000,000	24,981,701
		0.17%		12/24/20	15,000,000	14,987,350
		1.75%		12/31/20	4,000,000	4,002,168
		2.50%		12/31/20	7,200,000	7,230,720
9
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.38%		12/31/20	4,000,000	4,014,765
		2.38%		03/15/21	5,000,000	5,068,598
						762,912,244
Total Fixed-Rate Obligations
(Cost $1,033,475,405)						1,033,475,405

Variable-Rate Obligations 33.6% of net assets
U.S. Government Agency Debt 28.0%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.01%)		0.19%		07/02/20	7,000,000	7,000,000
(1 mo. USD-LIBOR - 0.03%)		0.15%	07/06/20	03/03/21	11,500,000	11,500,000
(SOFR + 0.30%)		0.38%	07/01/20	04/27/21	5,000,000	5,000,000
(SOFR + 0.21%)		0.29%	07/01/20	10/28/21	2,700,000	2,700,000
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.02%)		0.15%		07/01/20	11,750,000	11,750,000
(1 mo. USD-LIBOR - 0.09%)		0.09%		07/09/20	9,800,000	9,800,017
(SOFR + 0.10%)		0.18%	07/01/20	07/17/20	2,900,000	2,900,000
(SOFR + 0.03%)		0.11%	07/01/20	08/05/20	29,000,000	29,000,000
(3 mo. USD-LIBOR - 0.24%)		0.21%		08/10/20	9,200,000	9,200,000
(SOFR + 0.03%)		0.11%	07/01/20	08/21/20	2,000,000	2,000,000
(SOFR + 0.04%)		0.12%	07/01/20	08/25/20	4,000,000	4,000,000
(SOFR + 0.02%)		0.10%	07/01/20	08/28/20	2,000,000	2,000,000
(SOFR + 0.03%)		0.11%	07/01/20	09/04/20	25,000,000	25,000,000
(3 mo. USD-LIBOR - 0.22%)		0.10%		09/11/20	121,000,000	120,996,946
(SOFR + 0.09%)		0.17%	07/01/20	09/11/20	12,800,000	12,800,000
(SOFR + 0.03%)		0.11%	07/01/20	09/28/20	10,000,000	10,000,000
(SOFR + 0.05%)		0.13%	07/01/20	09/28/20	5,700,000	5,700,000
(SOFR + 0.11%)		0.19%	07/01/20	10/01/20	7,500,000	7,500,121
(SOFR + 0.08%)		0.16%	07/01/20	10/02/20	5,500,000	5,500,141
(3 mo. USD-LIBOR - 0.18%)		1.59%	07/06/20	10/05/20	10,000,000	9,998,619
(1 mo. USD-LIBOR + 0.00%)		0.18%	07/27/20	10/26/20	11,250,000	11,250,113
(1 mo. USD-LIBOR - 0.01%)		0.18%	07/27/20	10/26/20	9,500,000	9,500,000
(3 mo. USD-LIBOR - 0.17%)		0.60%	07/30/20	10/30/20	10,900,000	10,900,000
(1 mo. USD-LIBOR - 0.04%)		0.14%	07/06/20	11/04/20	10,000,000	10,000,000
(SOFR + 0.03%)		0.11%	07/01/20	11/06/20	34,000,000	34,000,000
(1 mo. USD-LIBOR - 0.04%)		0.16%	07/16/20	11/16/20	6,000,000	6,000,000
(3 mo. USD-LIBOR - 0.17%)		1.18%	07/08/20	01/08/21	33,500,000	33,530,516
(SOFR + 0.11%)		0.19%	07/01/20	01/15/21	4,650,000	4,650,000
(SOFR + 0.04%)		0.12%	07/01/20	02/09/21	4,900,000	4,900,000
(SOFR + 0.10%)		0.18%	07/01/20	02/22/21	9,000,000	9,000,000
(SOFR + 0.07%)		0.15%	07/01/20	02/26/21	5,000,000	5,000,000
(SOFR + 0.08%)		0.16%	07/01/20	03/04/21	15,100,000	15,100,000
(SOFR + 0.14%)		0.22%	07/01/20	03/10/21	1,300,000	1,300,000
(SOFR + 0.12%)		0.20%	07/01/20	03/12/21	9,000,000	9,000,093
(1 mo. USD-LIBOR - 0.03%)		0.16%	07/20/20	03/19/21	15,600,000	15,600,000
(1 mo. USD-LIBOR - 0.01%)		0.16%	07/06/20	04/05/21	15,800,000	15,800,000
(SOFR + 0.17%)		0.25%	07/01/20	04/09/21	2,800,000	2,800,000
(1 mo. USD-LIBOR + 0.07%)		0.24%	07/06/20	05/04/21	9,700,000	9,700,000
10
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)		0.18%	07/01/20	05/07/21	2,250,000	2,250,000
(SOFR + 0.06%)		0.14%	07/01/20	05/14/21	5,000,000	5,000,000
(SOFR + 0.08%)		0.16%	07/01/20	06/11/21	7,000,000	7,000,000
(SOFR + 0.08%)		0.16%	07/01/20	07/08/21	10,750,000	10,750,000
(SOFR + 0.09%)		0.17%	07/01/20	09/10/21	11,400,000	11,400,000
(SOFR + 0.12%)		0.20%	07/01/20	02/28/22	10,300,000	10,300,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.04%)		0.12%	07/01/20	09/10/20	21,100,000	21,100,000
(SOFR + 0.03%)		0.11%	07/01/20	02/19/21	5,800,000	5,800,000
(SOFR + 0.32%)		0.40%	07/01/20	09/23/21	1,500,000	1,500,000
(SOFR + 0.40%)		0.48%	07/01/20	10/21/21	3,000,000	3,001,300
(SOFR + 0.15%)		0.23%	07/01/20	03/04/22	11,800,000	11,800,000
(SOFR + 0.20%)		0.28%	07/01/20	03/11/22	3,000,000	3,000,000
(SOFR + 0.19%)		0.27%	07/01/20	06/02/22	12,500,000	12,500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.08%)		0.16%	07/01/20	10/30/20	9,750,000	9,750,129
(SOFR + 0.30%)		0.38%	07/01/20	09/24/21	5,000,000	5,000,000
(SOFR + 0.34%)		0.42%	07/01/20	10/20/21	5,000,000	5,000,000
(SOFR + 0.35%)		0.43%	07/01/20	04/07/22	7,500,000	7,503,217
(SOFR + 0.39%)		0.47%	07/01/20	04/15/22	5,000,000	5,000,000
(SOFR + 0.24%)		0.32%	07/01/20	04/29/22	6,500,000	6,500,000
(SOFR + 0.20%)		0.28%	07/01/20	05/09/22	10,200,000	10,200,000
(SOFR + 0.19%)		0.27%	07/01/20	05/19/22	12,800,000	12,800,000
						669,531,212
U.S. Treasury Debt 2.2%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.27%	07/01/20	01/31/21	19,900,000	19,894,959
(3 mo. US TBILL + 0.14%)		0.29%	07/01/20	04/30/21	11,800,000	11,803,797
(3 mo. US TBILL + 0.30%)		0.45%	07/01/20	10/31/21	9,600,000	9,631,112
(3 mo. US TBILL + 0.15%)		0.30%	07/01/20	01/31/22	11,600,000	11,598,706
						52,928,574
Variable Rate Demand Notes 3.4%
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.23%		07/07/20	800,000	800,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	1,000,000	1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	2,400,000	2,400,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	2,100,000	2,100,000
M/F HOUSING RB (OAKMONT OF CONCORD) SERIES 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	2,000,000	2,000,000
11
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F HOUSING RB (OAKMONT SR LIVING OF ESCONDIDO) SERIES 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	1,100,000	1,100,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	1,100,000	1,100,000
CONTRA COSTA CNTY
M/F HOUSING RB (CREEKVIEW APTS) SERIES 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	2,500,000	2,500,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	1,100,000	1,100,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	1,200,000	1,200,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	4,315,000	4,315,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	990,000	990,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	1,490,000	1,490,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	2,100,000	2,100,000
LOGANVILLE HOUSING AUTH
M/F HOUSING REFUNDING RB (ALEXANDER CROSSING APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	1,100,000	1,100,000
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	a	0.16%		07/07/20	3,900,000	3,900,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.22%		07/07/20	1,100,000	1,100,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	800,000	800,000
METRO GOVERNMENT OF NASHVILLE & DAVIDSON CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
M/F HOUSING REFUNDING RB (BRENTWOOD OAKS APTS) SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.21%		07/07/20	800,000	800,000
12
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MONTGOMERY CNTY HOUSING OPPORTUNITIES COMMISSION
HOUSING RB (OAKFIELD APTS) SERIES 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.18%		07/07/20	2,700,000	2,700,000
NEVADA HOUSING DIVISION
HOUSING RB (VISTA CREEK APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.19%		07/07/20	1,300,000	1,300,000
RB (SONOMA PALMS APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		07/07/20	1,300,000	1,300,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		07/07/20	1,200,000	1,200,000
NEW YORK STATE HFA
HOUSING RB (316 11TH AVE) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	4,000,000	4,000,000
HOUSING RB (360 W 43RD ST) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	2,700,000	2,700,000
HOUSING RB (39TH ST) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		07/07/20	1,800,000	1,800,000
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	1,000,000	1,000,000
HOUSING RB (CLINTON GREEN SOUTH) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	1,900,000	1,900,000
HOUSING RB (CLINTON GREEN) SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	3,500,000	3,500,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	7,200,000	7,200,000
HOUSING RB (THEATRE ROW TOWER) SERIES 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		07/07/20	1,200,000	1,200,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		07/07/20	890,000	890,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		07/07/20	890,000	890,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.20%		07/07/20	585,000	585,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	995,000	995,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		07/07/20	3,490,000	3,490,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		07/07/20	800,000	800,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	1,000,000	1,000,000
13
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		07/07/20	1,200,000	1,200,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	900,000	900,000
M/F HOUSING REFUNDING RB (PARKSHORE SR CAMPUS) SERIES 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	400,000	400,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (BCS DEVELOPMENT) SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	0.16%		07/07/20	2,720,000	2,720,000
RB (MAIN ST HOLDINGS) SERIES 2006A (LOC: FEDERAL HOME LOAN BANKS)	a	0.16%		07/07/20	300,000	300,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	890,000	890,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.23%		07/07/20	1,100,000	1,100,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	995,000	995,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.21%		07/07/20	800,000	800,000
						79,650,000
Total Variable-Rate Obligations
(Cost $802,109,786)						802,109,786
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.9% of net assets
U.S. Government Agency Repurchase Agreements* 19.5%
BANK OF MONTREAL
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Government Agency Securities valued at $2,060,258, 3.37% - 4.00%, due 11/01/20 - 10/01/47)		0.15%		07/07/20	2,000,183	2,000,000
BARCLAYS BANK PLC
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by U.S. Government Agency Securities valued at $63,861,242, 3.00%, due 03/01/49)		0.10%		07/07/20	62,001,206	62,000,000
BMO CAPITAL MARKETS CORP
Issued 06/08/20, repurchase date 07/08/20 (Collateralized by U.S. Government Agency Securities valued at $5,152,139, 2.50% - 5.00%, due 04/15/38 - 06/20/50)		0.14%		07/07/20	5,000,564	5,000,000
Issued 06/09/20, repurchase date 07/08/20 (Collateralized by U.S. Government Agency Securities valued at $25,753,112, 2.00% - 6.10%, due 02/01/31 - 07/20/61)		0.15%		07/07/20	25,002,917	25,000,000
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Government Agency Securities valued at $51,506,438, 2.50% - 5.50%, due 08/20/40 - 07/01/50)		0.15%		07/07/20	50,004,583	50,000,000
14
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 06/19/20, repurchase date 07/20/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,659,041, 0.00% - 6.25%, due 09/17/20 - 09/01/49)		0.14%		07/07/20	32,002,240	32,000,000
Issued 06/22/20, repurchase date 07/30/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,207,242, 0.13% - 6.50%, due 07/15/22 - 12/20/48)		0.14%		07/07/20	10,000,583	10,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $13,260,084, 0.38% - 3.50%, due 07/15/27 - 04/20/50)		0.09%		07/01/20	13,000,033	13,000,000
Issued 06/26/20, repurchase date 07/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,499,064, 0.76% - 4.50%, due 08/31/22 - 06/01/50)		0.10%		07/02/20	50,000,833	50,000,000
ROYAL BANK OF CANADA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $90,640,227, 3.50% - 4.50%, due 05/01/44 - 07/01/50)		0.09%		07/01/20	88,000,220	88,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Government Agency Securities valued at $66,951,302, 1.50% - 4.50%, due 05/01/40 - 06/01/50)		0.10%		07/02/20	65,001,264	65,000,000
WELLS FARGO SECURITIES LLC
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $65,281,147, 0.13% - 0.38%, due 01/15/22 - 01/15/27)		0.09%		07/01/20	64,001,120	64,000,000
						466,000,000
U.S. Treasury Repurchase Agreements 4.4%
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $1,586,584, 0.25% - 0.63%, due 06/30/25 - 01/15/26)		0.07%		07/01/20	1,555,453	1,555,450
FICC - BANK OF NEW YORK
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $85,680,030, 1.88% - 2.25%, due 07/31/26 - 08/15/27)		0.08%		07/01/20	84,000,187	84,000,000
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $3,060,028, 2.25%, due 08/15/27)		0.10%		07/01/20	3,000,008	3,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $16,320,004, 1.38%, due 08/31/26)		0.08%		07/01/20	16,000,036	16,000,000
						104,555,450
Total Repurchase Agreements
(Cost $570,555,450)						570,555,450
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

AUTH —	Authority
CNTY —	County
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,835,585,191
Repurchase agreements, at cost and value (Note 2a)		570,555,450
Receivables:
Fund shares sold		5,726,122
Interest		1,328,745
Prepaid expenses	+	26,861
Total assets		2,413,222,369
Liabilities
Payables:
Investments bought		20,696,681
Investment adviser and administrator fees		343,621
Fund shares redeemed		1,582,419
Distributions to shareholders		137,088
Accrued expenses	+	121,304
Total liabilities		22,881,113
Net Assets
Total assets		2,413,222,369
Total liabilities	–	22,881,113
Net assets		$2,390,341,256
Net Assets by Source
Capital received from investors		2,390,341,851
Total distributable loss		(595)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,390,341,256		2,390,341,177		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$10,761,126
Expenses
Investment adviser and administrator fees		3,771,797
Portfolio accounting fees		54,862
Custodian fees		23,455
Professional fees		22,635
Independent trustees’ fees		21,366
Registration fees		17,026
Transfer agent fees		9,427
Shareholder reports		6,283
Other expenses	+	10,998
Total expenses		3,937,849
Expense reduction by CSIM and its affiliates	–	1,786,434
Net expenses	–	2,151,415
Net investment income		8,609,711
Realized Gains (Losses)
Net realized losses on investments		(595)
Increase in net assets resulting from operations		$8,609,116
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$8,609,711	$35,294,916
Net realized gains (losses)	+	(595)	—
Increase in net assets from operations		8,609,116	35,294,916
Distributions to Shareholders
Total distributions		($8,609,711)	($35,294,916)
Transactions in Fund Shares*
Shares sold		888,123,133	1,530,139,553
Shares reinvested		5,690,473	22,203,399
Shares redeemed	+	(575,458,298)	(499,409,670)
Net transactions in fund shares		318,355,308	1,052,933,282
Net Assets
Beginning of period		2,071,986,543	1,019,053,261
Total increase	+	318,354,713	1,052,933,282
End of period		$2,390,341,256	$2,071,986,543
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2020, the fund had investments in repurchase agreements with a gross value of $570,555,450 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.33%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2020.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $74,660,966 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the fund’s investments was $2,406,140,641.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
Ordinary income	$35,294,916
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage

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clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with

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investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-04
00247432

Semiannual Report  |  June 30, 2020
Schwab Variable Share Price Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Although much of the media coverage has been on the stock market, money market securities have also experienced repercussions. The rapid global spread of COVID-19 brought many economies to an abrupt halt, triggering governments and central banks around the world to enact urgent monetary policy and fiscal stimulus measures. In the U.S., the Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing its policy rate to near zero. The resulting impact on money market securities was swift and significant. Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into the money market funds that invest in them. Conversely, demand for municipal money market securities fell sharply, creating spikes in yields and reductions in liquidity. The Fed intervened quickly to stem this fallout, establishing multiple programs in April to help support money market funds. These programs contributed to bringing stability and liquidity back to the market by the end of the six-month reporting period ended June 30, 2020.
This period provides an important reminder that market conditions and interest rates can change unexpectedly. Investors in money market funds should understand the impact of interest rate changes—generally, when interest rates fall, money market funds deliver lower yields, and when interest rates rise, yields tend to go up. Because different asset classes perform differently over time, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. And, we believe that money market funds continue to play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset allocation.
As they have for the past 30 years, the Schwab Money Funds continue to seek stability of capital, liquidity, and current income. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. We take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We also continue to monitor the yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater.”
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2020, demand for government money market funds rose, while demand for prime and municipal market funds fell. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Federal Reserve (Fed) implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%.
Low interest rates, combined with a sharp increase in demand from investors seeking safety, pushed yields on government and U.S. Treasury securities down and drove record inflows into government money market funds, while redemptions in prime money market funds increased. The Fed intervened with a variety of measures designed to boost liquidity in prime money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Beginning in April and through the end of the reporting period, demand for prime money market funds began to rise.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—or for some international central banks, negative—interest rates. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 35 days and ending the reporting period at 36 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a high of 39 days in late January and a low of 18 days in mid-April.

Management views and portfolio holdings may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	36 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.23%
Seven-Day Yield (without waivers)[2]	0.08%
Seven-Day Effective Yield (with waivers)[2]	0.23%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,005.00	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by the 366 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0004	$1.0002	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0050	0.0217	0.0201	0.0103	0.0042
Net realized and unrealized gains (losses)	(0.0001) [3]	0.0005	(0.0009)	(0.0006)	(0.0003)
Total from investment operations	0.0049	0.0222	0.0192	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0047)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Distributions from net realized gains	—	— [4]	—	—	— [4]
Total distributions	(0.0047)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0006	$1.0004	$1.0002	$1.0001	$1.0003
Total return	0.50% [5]	2.24%	1.94%	0.97%	0.39% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [6]	0.19%	0.19%	0.20% [7]	0.21% [6]
Gross operating expenses	0.34% [6]	0.34%	0.35%	0.40%	0.44% [6]
Net investment income (loss)	1.02% [6]	2.17%	2.01%	1.03%	0.49% [6]
Net assets, end of period (x 1,000,000)	$4,722	$5,388	$3,796	$1,327	$578

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Per share amount was less than $0.00005.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 46.9% of net assets
Asset-Backed Commercial Paper 9.0%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.15%		07/01/20	2,000,000	1,999,994
	a,b	1.28%		07/14/20	12,000,000	11,999,463
	a,b	0.30%		09/02/20	3,000,000	2,998,837
	a,b	0.30%		09/16/20	6,000,000	5,997,049
CAFCO LLC	a,b	0.23%		10/02/20	4,000,000	3,997,848
CEDAR SPRINGS CAPITAL COMPANY LLC	a,b	0.25%		09/01/20	5,000,000	4,998,084
	a,b	0.30%		09/24/20	5,000,000	4,997,014
CHARIOT FUNDING LLC	a,b	1.15%		07/17/20	5,000,000	4,999,759
	a,b	0.22%		09/08/20	41,000,000	40,987,643
CHARTA LLC	a,b	1.25%		07/14/20	40,000,000	39,997,807
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	1.00%		07/20/20	20,000,000	19,998,667
	a	0.33%		12/01/20	3,000,000	2,996,214
CROWN POINT CAPITAL COMPANY LLC	a,b	1.25%		07/29/20	28,000,000	27,991,158
	a,b	0.57%		08/07/20	19,000,000	18,993,041
	a,b	0.47%		08/12/20	4,000,000	3,998,485
	a,b	0.30%		09/10/20	5,000,000	4,997,690
KELLS FUNDING LLC	a,b	0.24%		08/21/20	1,000,000	999,804
	a,b	0.23%		09/21/20	18,000,000	17,992,240
	a,b	0.25%		09/29/20	5,000,000	4,997,778
	a,b	0.26%		10/15/20	10,000,000	9,994,305
	a,b	0.25%		10/26/20	10,000,000	9,993,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.21%		10/01/20	3,600,000	3,598,531
OLD LINE FUNDING LLC	a,b	0.24%		10/05/20	11,000,000	10,992,916
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.13%		07/31/20	39,000,000	38,993,418
	a,b	0.30%		09/02/20	4,000,000	3,998,741
	a,b	0.27%		09/10/20	3,000,000	2,998,794
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.05%		07/20/20	20,000,000	19,998,200
	a,b	0.30%		08/21/20	22,000,000	21,992,437
	a,b	0.29%		10/06/20	5,000,000	4,996,420
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP	a,b	1.00%		08/14/20	4,750,000	4,748,783
	a,b	0.50%		08/17/20	20,000,000	19,994,480
VICTORY RECEIVABLES CORP	a,b	1.20%		07/09/20	20,000,000	19,999,465
	a,b	0.25%		08/26/20	15,000,000	14,993,041
	a,b	0.23%		09/02/20	11,000,000	10,994,133
						424,225,239
Financial Company Commercial Paper 7.2%
ABN AMRO FUNDING USA LLC	a,b	0.50%		08/05/20	20,000,000	19,996,300
BARCLAYS BANK UK PLC	b	0.33%		08/31/20	16,000,000	15,993,414
	b	0.29%		09/24/20	3,000,000	2,997,943
CITIGROUP GLOBAL MARKETS INC	b	0.75%		11/02/20	20,000,000	19,988,333
DBS BANK LTD	b	0.21%		09/01/20	5,000,000	4,998,687
	b	0.28%		10/22/20	1,000,000	999,231
DBS GROUP HOLDINGS LTD	b	0.44%		08/13/20	10,000,000	9,997,873
ERSTE ABWICKLUNGSANSTALT	b	0.24%		09/30/20	2,500,000	2,498,684
HSBC USA INC	b	1.23%		07/28/20	22,000,000	21,996,629
ING US FUNDING LLC	a,b	0.90%		10/21/20	33,000,000	32,985,913
	a,b	0.70%		10/27/20	12,000,000	11,994,288
	a,b	0.76%		10/28/20	22,000,000	21,989,367
JP MORGAN SECURITIES LLC		0.50%		10/27/20	18,000,000	17,997,204
		0.29%		12/01/20	10,000,000	9,992,386
NEDERLANDSE WATERSCHAPSBANK NV	b	0.22%		10/02/20	4,000,000	3,998,057
	b	0.22%		10/09/20	6,000,000	5,996,818
NRW BANK	b	0.23%		10/26/20	15,000,000	14,991,199
SANTANDER UK PLC		0.11%		07/06/20	1,000,000	999,983
		0.22%		09/14/20	46,000,000	45,982,520
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	0.34%		08/13/20	5,500,000	5,498,971
	b	0.33%		09/08/20	40,000,000	39,983,822
	b	0.35%		09/08/20	10,000,000	9,995,956
UNITED OVERSEAS BANK LTD	b	0.20%		08/06/20	10,000,000	9,998,726
	b	0.20%		08/11/20	10,000,000	9,998,472
						341,870,776
Certificates of Deposit 11.9%
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.30%		07/14/20	8,000,000	8,003,589
		1.25%		07/15/20	11,000,000	11,005,044
		1.30%		07/31/20	5,000,000	5,004,750
		0.45%		08/25/20	40,000,000	40,013,675
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.22%		07/01/20	1,000,000	1,000,003
		0.12%		07/08/20	9,000,000	9,000,000
BNP PARIBAS (NEW YORK BRANCH)		1.85%		07/06/20	1,000,000	1,000,292
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.89%		07/28/20	2,000,000	2,002,716
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.24%		09/22/20	5,000,000	5,000,618
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT SUISSE AG (NEW YORK BRANCH)		1.23%		10/16/20	10,000,000	10,027,340
		0.55%		11/09/20	3,000,000	3,002,381
HSBC BANK USA NA (NEW YORK BRANCH)		1.85%		07/06/20	5,000,000	5,001,462
		1.70%		08/05/20	3,000,000	3,004,395
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (LONDON BRANCH)		0.39%		09/04/20	10,000,000	9,995,840
MIZUHO BANK LTD (NEW YORK BRANCH)		0.29%		08/31/20	20,000,000	20,002,821
		0.24%		09/14/20	10,000,000	10,000,168
		0.28%		10/05/20	30,000,000	30,001,857
MUFG BANK LTD (LONDON BRANCH)		1.76%		07/23/20	5,000,000	5,005,090
		1.65%		08/14/20	6,000,000	6,010,938
		0.35%		09/01/20	2,000,000	1,999,227
		0.50%		11/12/20	12,000,000	11,985,079
MUFG BANK LTD (NEW YORK BRANCH)		1.13%		07/20/20	16,000,000	16,008,538
		0.38%		11/09/20	35,000,000	35,006,770
		0.38%		11/18/20	13,000,000	13,001,466
NORDEA BANK ABP (NEW YORK BRANCH)		1.75%		07/16/20	3,000,000	3,002,215
		1.01%		10/14/20	9,000,000	9,022,239
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.50%		07/27/20	2,000,000	2,000,472
		0.25%		08/20/20	2,000,000	2,000,147
		0.27%		10/16/20	28,000,000	28,000,753
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.23%		09/23/20	15,000,000	15,000,708
		0.90%		10/20/20	15,000,000	15,031,132
		0.25%		10/23/20	9,000,000	9,000,488
		0.25%		10/26/20	14,000,000	14,000,733
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.95%		10/20/20	20,000,000	20,041,370
		0.70%		10/23/20	4,000,000	4,005,255
		0.95%		10/23/20	20,000,000	20,042,221
		0.38%		11/12/20	22,000,000	22,004,518
		0.35%		12/01/20	4,000,000	3,999,930
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.28%		08/12/20	14,000,000	14,002,156
		0.26%		09/15/20	23,000,000	23,001,719
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.87%		07/02/20	53,000,000	53,005,227
TORONTO-DOMINION BANK (LONDON BRANCH)		1.69%		08/07/20	4,000,000	3,999,341
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.80%		07/09/20	3,000,000	3,001,273
		0.23%		08/24/20	22,000,000	22,001,008
TRUIST BANK		1.68%		07/31/20	4,000,000	4,005,523
UBS AG (STAMFORD BRANCH)		1.05%		11/02/20	12,000,000	12,030,482
						564,282,969
Non-Financial Company Commercial Paper 3.0%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.28%		11/27/20	10,000,000	9,989,792
	b	0.31%		11/30/20	10,000,000	9,989,502
11
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.30%		10/13/20	15,000,000	14,993,875
	b	0.30%		10/14/20	15,000,000	14,993,772
	b	0.27%		10/29/20	39,000,000	38,979,551
	b	0.27%		11/09/20	20,000,000	19,987,460
EXXON MOBIL CORP		0.22%		08/12/20	3,000,000	2,999,477
		0.74%		08/21/20	3,000,000	2,999,289
		0.22%		08/24/20	5,000,000	4,998,686
TOTAL CAPITAL CANADA LTD	a,b	0.63%		08/07/20	8,250,000	8,247,806
	a,b	0.45%		08/11/20	5,000,000	4,998,653
TOYOTA MOTOR CREDIT CORP		0.40%		09/03/20	3,000,000	2,999,036
		0.40%		09/04/20	4,000,000	3,998,687
						140,175,586
Non-Negotiable Time Deposits 3.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.11%		07/01/20	21,000,000	21,000,000
		0.11%		07/02/20	2,000,000	2,000,000
		0.11%		07/06/20	25,000,000	25,000,000
		0.11%		07/07/20	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.11%		07/01/20	63,000,000	63,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.11%		07/07/20	20,000,000	20,000,000
		0.11%		07/07/20	27,000,000	27,000,000
						160,000,000
U.S. Treasury Debt 11.5%
UNITED STATES TREASURY		0.12%		07/07/20	6,000,000	5,999,891
		0.13%		07/07/20	10,000,000	9,999,819
		0.11%		07/09/20	11,000,000	10,999,743
		0.12%		07/14/20	1,000,000	999,964
		0.12%		07/16/20	2,000,000	1,999,902
		0.13%		07/16/20	86,000,000	85,995,790
		0.12%		07/21/20	12,000,000	11,999,283
		0.12%		07/23/20	6,000,000	5,999,587
		0.15%		07/23/20	15,000,000	14,998,968
		0.16%		07/23/20	7,000,000	6,999,519
		0.12%		07/28/20	8,000,000	7,999,265
		0.13%		07/28/20	12,000,000	11,998,897
		0.13%		07/30/20	14,000,000	13,998,647
		0.14%		07/30/20	16,000,000	15,998,453
		0.15%		08/04/20	40,000,000	39,995,278
		0.13%		08/06/20	6,000,000	5,999,340
		0.14%		08/06/20	45,000,000	44,995,050
		0.16%		08/11/20	29,000,000	28,996,037
		0.15%		08/13/20	7,000,000	6,998,955
		0.13%		08/18/20	26,000,000	25,995,580
		0.14%		08/25/20	35,000,000	34,993,049
		0.13%		08/27/20	5,900,000	5,898,786
		0.15%		08/27/20	4,000,000	3,999,177
12
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.14%		09/10/20	900,000	899,778
		0.14%		09/17/20	9,900,000	9,897,104
		0.15%		09/17/20	29,000,000	28,991,517
		0.17%		09/17/20	8,000,000	7,997,660
		0.14%		09/24/20	9,900,000	9,896,844
		0.16%		09/24/20	42,000,000	41,986,612
		0.15%		10/13/20	37,500,000	37,483,751
						541,012,246
Other Municipal Securities 0.3%
LOS ANGELES USD
REFUNDING GO BONDS SERIES 2020		2.38%		07/01/20	3,000,000	3,000,000
New York State Personal Income Tax Bonds
RAN SERIES 2020B		5.00%		03/31/21	10,000,000	10,353,300
						13,353,300
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 0.6%
EUROPEAN INVESTMENT BANK		0.23%		10/19/20	29,000,000	28,988,823
Total Fixed-Rate Obligations
(Cost $2,213,106,704)						2,213,908,939

Variable-Rate Obligations 18.1% of net assets
Asset-Backed Commercial Paper 1.2%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.07%)	a,b	0.26%	07/20/20	08/18/20	24,000,000	24,001,888
OLD LINE FUNDING LLC
(EFFR + 0.15%)	a,b	0.23%	07/01/20	08/06/20	30,000,000	29,997,592
STARBIRD FUNDING CORP
(1 mo. USD-LIBOR + 0.06%)	a,b	0.25%	07/20/20	08/20/20	4,000,000	4,000,256
						57,999,736
Financial Company Commercial Paper 3.3%
HSBC USA INC
(3 mo. USD-LIBOR + 0.05%)	b	1.44%		07/07/20	3,000,000	3,000,065
National Australia Bank Ltd
(1 mo. USD-LIBOR + 0.17%)	b	0.35%	07/13/20	10/13/20	51,000,000	51,014,873
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.09%)	b	0.46%		08/27/20	7,000,000	7,001,686
(3 mo. USD-LIBOR + 0.09%)	b	0.44%		09/01/20	19,100,000	19,105,012
ROYAL BANK OF CANADA
(EFFR + 0.35%)	b	0.43%	07/01/20	08/03/20	11,000,000	11,001,122
(EFFR + 0.34%)	b	0.42%	07/01/20	09/01/20	1,000,000	1,000,139
(EFFR + 0.40%)	b	0.48%	07/01/20	09/21/20	8,400,000	8,402,738
(SOFR + 0.17%)	b	0.25%	07/01/20	02/22/21	3,500,000	3,498,458
(SOFR + 0.15%)	b	0.23%	07/01/20	02/26/21	9,000,000	8,994,584
13
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.04%)	b	1.15%		07/21/20	42,000,000	42,000,676
						155,019,353
Certificates of Deposit 11.6%
BANK OF MONTREAL (CHICAGO BRANCH)
(3 mo. USD-LIBOR + 0.16%)		1.15%	07/27/20	10/26/20	29,000,000	29,018,205
(1 mo. USD-LIBOR + 0.11%)		0.29%	07/13/20	11/13/20	30,000,000	30,001,857
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.11%)		1.25%		07/20/20	9,000,000	9,000,967
(3 mo. USD-LIBOR + 0.10%)		0.41%		09/28/20	53,000,000	53,021,363
(3 mo. USD-LIBOR + 0.08%)		1.53%	07/02/20	10/02/20	44,000,000	44,012,922
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		1.27%		07/16/20	2,000,000	2,000,152
(1 mo. USD-LIBOR + 0.23%)		0.41%	07/08/20	09/08/20	7,000,000	7,003,235
(1 mo. USD-LIBOR + 0.22%)		0.40%	07/02/20	10/02/20	19,000,000	19,010,151
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		0.46%		08/19/20	2,000,000	1,999,555
(1 mo. USD-LIBOR + 0.06%)		0.24%	07/27/20	08/26/20	18,000,000	17,994,873
(3 mo. USD-LIBOR + 0.03%)		0.87%	07/29/20	10/29/20	1,000,000	999,307
(3 mo. USD-LIBOR + 0.02%)		0.44%	08/14/20	11/16/20	6,000,000	5,994,984
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		0.39%	07/10/20	08/10/20	13,000,000	13,002,927
(1 mo. USD-LIBOR + 0.23%)		0.41%	07/08/20	09/08/20	20,000,000	20,007,299
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.07%)		0.26%	07/13/20	08/12/20	3,000,000	3,000,215
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		0.29%		07/28/20	14,000,000	14,001,074
(1 mo. USD-LIBOR + 0.06%)		0.25%	07/20/20	08/20/20	32,000,000	32,002,045
(1 mo. USD-LIBOR + 0.05%)		0.24%	07/21/20	08/21/20	11,000,000	11,000,547
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.06%)		0.24%	07/27/20	08/27/20	5,000,000	4,998,338
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.11%)		0.47%	08/24/20	11/23/20	21,000,000	21,010,488
(3 mo. USD-LIBOR + 0.11%)		0.45%	09/03/20	12/03/20	27,400,000	27,412,212
(3 mo. USD-LIBOR + 0.05%)		1.04%	07/27/20	01/25/21	16,000,000	16,001,364
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.25%)		0.44%		07/17/20	6,000,000	6,000,818
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		0.30%		07/28/20	1,000,000	1,000,102
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		1.54%		07/02/20	5,000,000	5,000,000
(3 mo. USD-LIBOR + 0.12%)		1.25%		07/17/20	3,000,000	3,000,281
(1 mo. USD-LIBOR + 0.05%)		0.24%	07/20/20	08/19/20	12,000,000	12,000,621
(3 mo. USD-LIBOR + 0.08%)		0.46%		08/19/20	4,000,000	4,000,773
(3 mo. USD-LIBOR + 0.07%)		1.52%	07/02/20	10/02/20	24,000,000	24,006,436
14
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		1.40%		07/13/20	14,000,000	14,000,833
(EFFR + 0.35%)		0.43%	07/01/20	07/30/20	8,500,000	8,500,825
(EFFR + 0.35%)		0.43%	07/01/20	08/05/20	20,000,000	20,002,167
(3 mo. USD-LIBOR + 0.08%)		0.53%		08/10/20	5,000,000	5,000,785
(EFFR + 0.35%)		0.43%	07/01/20	08/20/20	4,300,000	4,300,672
(1 mo. USD-LIBOR + 0.30%)		0.49%	07/20/20	09/18/20	15,000,000	15,007,342
(1 mo. USD-LIBOR + 0.31%)		0.50%	07/20/20	10/20/20	26,000,000	26,019,178
(3 mo. USD-LIBOR + 0.15%)		1.25%	07/22/20	10/22/20	3,000,000	3,001,694
(1 mo. USD-LIBOR + 0.35%)		0.53%	07/06/20	11/06/20	16,000,000	16,014,890
						549,351,497
Variable Rate Demand Notes 0.7%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	0.28%		07/07/20	1,000,000	1,000,000
CALHOUN PORT AUTH
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2012 (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		07/07/20	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.23%		07/07/20	2,000,000	2,000,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.20%		07/07/20	1,000,000	1,000,000
FRANKLIN CNTY
HOSPITAL FACILITIES REFUNDING RB (OHIOHEALTH) SERIES 2009B (LIQ: BARCLAYS BANK PLC)	c	0.12%		07/07/20	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.22%		07/07/20	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/20	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.38%		07/07/20	1,060,000	1,060,000
NASSAU HEALTH CARE CORP
TAXABLE HEATH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	4,000,000	4,000,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	c	0.13%		07/07/20	1,700,000	1,700,000
NEW YORK STATE HFA
HOUSING RB (600 W 42ND STREET) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.14%		07/07/20	7,000,000	7,000,000
TAXABLE HOUSING RB (BAM SOUTH HOUSING) SERIES 2015A (LOC: JPMORGAN CHASE BANK NA)	c	0.15%		07/07/20	955,000	955,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.36%		07/07/20	5,000,000	5,000,000
15
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.17%		07/07/20	1,000,000	1,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	c	0.14%		07/07/20	1,950,000	1,950,000
TEXAS
GO BONDS SERIES 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.15%		07/07/20	950,000	950,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.35%		07/07/20	1,000,000	1,000,000
						32,615,000
Other Instrument 0.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.28%)		0.46%	07/06/20	10/06/20	15,000,000	15,005,676
Non-Financial Company Commercial Paper 1.0%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.12%)		0.51%		08/04/20	8,500,000	8,500,716
(3 mo. USD-LIBOR + 0.13%)		0.49%		08/18/20	5,000,000	5,000,666
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.17%)		0.73%		07/31/20	9,000,000	9,001,246
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.11%)		0.30%	07/20/20	11/13/20	18,000,000	17,999,417
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.08%)		0.84%	07/31/20	10/27/20	5,000,000	4,999,431
						45,501,476
Total Variable-Rate Obligations
(Cost $855,315,228)						855,492,738
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 35.2% of net assets
U.S. Government Agency Repurchase Agreements* 17.6%
BANK OF MONTREAL
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $10,300,026, 3.00% - 3.35%, due 08/01/43 - 06/01/50)		0.09%		07/01/20	10,000,025	10,000,000
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,120,560, 0.00% - 4.00%, due 09/17/20 - 10/01/47)		0.15%		07/07/20	4,000,367	4,000,000
16
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $13,260,127, 2.13% - 4.00%, due 02/29/24 - 10/01/46)		0.09%		07/01/20	13,000,033	13,000,000
BARCLAYS BANK PLC
Issued 06/26/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $25,750,394, 3.00%, due 03/01/49)		0.11%		07/01/20	25,000,382	25,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Government Agency Securities valued at $6,180,120, 3.00%, due 03/01/49 - 06/01/50)		0.10%		07/02/20	6,000,117	6,000,000
BMO CAPITAL MARKETS CORP
Issued 06/08/20, repurchase date 07/08/20 (Collateralized by U.S. Government Agency Securities valued at $7,210,842, 2.37% - 6.05%, due 09/15/38 - 06/15/55)		0.14%		07/07/20	7,000,789	7,000,000
Issued 06/09/20, repurchase date 07/08/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,481,926, 2.37% - 4.00%, due 08/15/21 - 06/15/55)		0.15%		07/07/20	50,005,833	50,000,000
Issued 06/15/20, repurchase date 07/15/20 (Collateralized by U.S. Government Agency Securities valued at $103,012,876, 2.50% - 6.50%, due 11/01/32 - 03/15/54)		0.15%		07/07/20	100,009,167	100,000,000
BNP PARIBAS SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $26,695,989, 0.00% - 5.00%, due 12/11/25 - 10/20/67)		0.09%		07/01/20	26,000,065	26,000,000
Issued 06/22/20, repurchase date 07/30/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $27,567,558, 0.13% - 8.13%, due 02/15/21 - 03/20/49)		0.14%		07/07/20	27,001,575	27,000,000
BOFA SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $50,470,001, 2.50% - 3.00%, due 04/01/50 - 06/01/50)		0.09%		07/01/20	49,000,123	49,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $22,660,057, 3.50%, due 02/01/48)		0.09%		07/01/20	22,000,055	22,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $117,300,000, 3.00% - 7.50%, due 06/01/22 - 05/01/50)		0.09%		07/01/20	115,000,288	115,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $98,880,000, 2.00% - 6.50%, due 11/01/26 - 07/01/50)		0.09%		07/01/20	96,000,240	96,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $9,270,001, 2.50% - 3.00%, due 04/01/50 - 06/01/50)		0.09%		07/01/20	9,000,023	9,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $33,920,143, 0.76% - 4.50%, due 01/15/29 - 06/01/50)		0.09%		07/01/20	33,000,083	33,000,000
ROYAL BANK OF CANADA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Government Agency Securities valued at $179,220,449, 0.64% - 7.00%, due 01/01/27 - 06/20/50)		0.09%		07/01/20	174,000,435	174,000,000
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by U.S. Government Agency Securities valued at $40,170,781, 1.50% - 5.50%, due 11/20/48 - 06/01/50)		0.10%		07/02/20	39,000,758	39,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $27,540,156, 0.88%, due 01/15/29)		0.09%		07/01/20	27,000,068	27,000,000
						832,000,000
U.S. Treasury Repurchase Agreements 13.6%
BANK OF NOVA SCOTIA
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $176,460,413, 0.13% - 3.00%, due 08/31/21 - 11/15/45)		0.07%		07/01/20	173,000,336	173,000,000
BARCLAYS BANK PLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $208,080,415, 2.25%, due 11/15/27)		0.07%		07/01/20	204,000,397	204,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $1,171,539, 0.38% - 4.50%, due 07/15/27 - 05/15/38)		0.07%		07/01/20	1,148,560	1,148,558
FICC - BANK OF NEW YORK
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $169,320,071, 1.88%, due 07/31/26)		0.08%		07/01/20	166,000,369	166,000,000
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $7,140,027, 2.25%, due 08/15/27)		0.10%		07/01/20	7,000,019	7,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $32,640,008, 1.38%, due 08/31/26)		0.08%		07/01/20	32,000,071	32,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by U.S. Treasury Securities valued at $59,160,137, 0.00% - 6.50%, due 07/02/20 - 11/15/49)		0.07%		07/01/20	58,000,113	58,000,000
						641,148,558
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 4.0%
BNP PARIBAS SA
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,851,744, 2.13% - 6.93%, due 10/25/24 - 03/25/50)		0.20%		07/01/20	39,001,517	39,000,000
Issued 04/17/20, repurchase date 07/16/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,054,050, 3.03% - 4.37%, due 05/15/25 - 07/25/28)		0.94%		07/16/20	20,047,000	20,009,074
Issued 06/10/20, repurchase date 09/08/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,535,363, 3.53% - 4.91%, due 01/15/24 - 10/25/27)		0.41%		08/04/20	30,018,792	29,992,890
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/25/20, repurchase date 07/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,192, 2.93%, due 08/01/21)		0.25%		07/02/20	4,000,194	4,000,000
Issued 06/15/20, repurchase date 08/31/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,150, 2.98%, due 02/25/25)		0.45%		08/31/20	5,004,813	4,998,187
JP MORGAN SECURITIES LLC
Issued 06/02/20, repurchase date 11/30/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,463,372, 0.00% - 9.75%, due 04/01/23 - 03/25/65)		0.65%		09/28/20	23,049,003	22,991,258
RBC CAPITAL MARKETS LLC
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,401,073, 3.00% - 8.10%, due 12/20/23 - 06/22/47)		0.28%		07/07/20	8,000,436	8,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,400,971, 3.05% - 4.25%, due 01/22/25 - 01/11/28)		0.18%		07/01/20	8,000,040	8,000,000
Issued 06/24/20, repurchase date 07/01/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,201,248, 3.97%, due 03/05/29)		0.23%		07/01/20	4,000,179	4,000,000
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,200,650, 3.97% - 4.25%, due 10/22/26 - 03/05/29)		0.23%		07/07/20	4,000,179	4,000,000
Issued 06/30/20, repurchase date 07/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,376, 0.00% - 10.00%, due 01/15/22 - 12/29/49)		0.28%		07/07/20	6,000,327	6,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 04/21/20, repurchase date 10/19/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,181,554, 1.92% - 5.19%, due 06/15/34 - 10/25/59)		1.57%		10/05/20	20,145,661	20,049,712
Issued 04/13/20, repurchase date 10/09/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,552,786, 1.43% - 4.90%, due 03/13/31 - 08/17/61)		1.67%		10/05/20	16,129,889	16,041,162
						187,082,283
Total Repurchase Agreements
(Cost $1,660,148,558)						1,660,230,841
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,008,328,541 or 21.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,068,421,932)		$3,069,401,677
Repurchase agreements, at value (cost $1,660,148,558)		1,660,230,841
Receivables:
Fund shares sold		31,548,893
Interest		2,081,372
Prepaid expenses	+	112,366
Total assets		4,763,375,149
Liabilities
Payables:
Investments bought		24,992,960
Investment adviser and administrator fees		669,753
Fund shares redeemed		15,220,534
Distributions to shareholders		438,185
Accrued expenses	+	202,704
Total liabilities		41,524,136
Net Assets
Total assets		4,763,375,149
Total liabilities	–	41,524,136
Net assets		$4,721,851,013
Net Assets by Source
Capital received from investors		4,721,008,811
Total distributable earnings		842,202

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$4,721,851,013		4,719,146,144		$1.0006

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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$28,689,794
Expenses
Investment adviser and administrator fees		7,795,746
Registration fees		97,399
Portfolio accounting fees		88,561
Custodian fees		50,999
Professional fees		28,975
Independent trustees’ fees		24,336
Transfer agent fees		19,825
Shareholder reports		8,174
Other expenses	+	25,928
Total expenses		8,139,943
Expense reduction by CSIM and its affiliates	–	3,597,921
Net expenses	–	4,542,022
Net investment income		24,147,772
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(219,826)
Net change in unrealized appreciation (depreciation) on investments	+	650,032
Net realized and unrealized gains		430,206
Increase in net assets resulting from operations		$24,577,978
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Figures for the current period are unaudited.
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$24,147,772	$99,711,868
Net realized gains (losses)		(219,826)	26,652
Net change in unrealized appreciation	+	650,032	637,292
Increase in net assets from operations		24,577,978	100,375,812
Distributions to shareholders
Ultra Shares		(24,149,675)	(99,718,370)

Transactions in Fund Shares
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		4,423,699,250	$4,425,772,271	8,358,847,259	$8,361,765,604
Shares Reinvested
Ultra Shares		20,697,138	20,706,588	80,944,871	80,972,813
Shares Redeemed
Ultra Shares	+	(5,111,450,549)	(5,113,212,160)	(6,849,037,330)	(6,851,404,558)
Net transactions in fund shares		(667,054,161)	($666,733,301)	1,590,754,800	$1,591,333,859
Shares Outstanding and Net Assets
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,386,200,305	$5,388,156,011	3,795,445,505	$3,796,164,710
Total increase or decrease	+	(667,054,161)	(666,304,998)	1,590,754,800	1,591,991,301
End of period		4,719,146,144	$4,721,851,013	5,386,200,305	$5,388,156,011
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2020, the fund had investments in repurchase agreements with a gross value of $1,660,230,841 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.33%, as a percentage of the fund’s average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2020.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2020:
Underlying Fund
Schwab Balanced Fund	0.2%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.2%
Schwab MarketTrack Growth Portfolio	0.4%
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.3%
Schwab Target 2025 Fund	0.2%
Schwab Target 2030 Fund	0.3%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%
*	Less than 0.05%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2020, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$4,728,570,490
Gross unrealized appreciation	$1,106,107
Gross unrealized depreciation	(44,079)
Net unrealized appreciation (depreciation)	$1,062,028
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019, were as follows:
Ordinary income	$99,718,370
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage

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clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to the Fund, the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with

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investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Schwab Variable Share Price Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Variable Share Price Money Fund  |  Semiannual Report

Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-04
00247433

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 17, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 17, 2020